NATIONWIDE

PROVIDENT

VLI SEPARATE

ACCOUNT-1

Annual Report

to

Contract Owners

December 31, 2015

NATIONWIDE LIFE INSURANCE COMPANY

HOME OFFICE: COLUMBUS, OHIO

Report of Independent Registered Public Accounting Firm

The Board of Directors of Nationwide Life Insurance Company and Subsidiaries and

Contract Owners of Nationwide Provident VLI Separate Account 1:

We have audited the accompanying statement of assets, liabilities and contract owners’ equity of Nationwide Provident VLI Separate Account 1 (comprised of the sub-accounts listed in note 1(b), (collectively, “the Accounts”)) as of December 31, 2015, and the related statements of operations for the period then ended, the statements of changes in contract owners’ equity for each of the periods in the two-year period then ended, and the financial highlights for each of the periods in the five-year period then ended. These financial statements and financial highlights are the responsibility of the Accounts’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2015, by correspondence with the transfer agents of the underlying mutual funds or by other appropriate auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Accounts as of December 31, 2015, the results of their operations for the period then ended, the changes in contract owners’ equity for each of the periods in the two-year period then ended, and the financial highlights for each of the periods in the five-year period then ended, in conformity with U.S. generally accepted accounting principles.

/s/ KPMG LLP

Columbus, Ohio

March 16, 2016

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT-1

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

December 31, 2015

Assets:
Investments at fair value:
Small Cap Growth Portfolio: Class I-2 Shares (AASCO)
1,061,762 shares (cost $27,316,696)	$21,734,268
Global Allocation V.I. Fund - Class II (MLVGA2)
90,123 shares (cost $1,476,606)	1,355,454
Stock Index Fund, Inc. - Initial Shares (DSIF)
210,152 shares (cost $6,710,304)	9,124,807
Van Kampen V.I. Mid Cap Growth Fund - Series I Shares (IVKMG1)
329,002 shares (cost $1,438,764)	1,770,033
Balanced Portfolio: Service Shares (JABS)
74,137 shares (cost $2,224,090)	2,343,485
Forty Portfolio: Service Shares (JACAS)
137,112 shares (cost $4,870,576)	4,809,891
Global Technology Portfolio: Service Shares (JAGTS)
179,477 shares (cost $1,340,955)	1,390,946
Overseas Portfolio: Service Shares (JAIGS)
117,585 shares (cost $4,340,271)	3,273,555
Var Insurance Trust II - MFS Investors Growth Stock Portfolio: Initial Class (MV2IGI)
119,619 shares (cost $2,106,721)	1,959,352
Value Series - Initial Class (MVFIC)
163,137 shares (cost $2,424,312)	3,000,081
Variable Insurance Trust II - MFS International Value Portfolio - Service Class (MVIVSC)
58,866 shares (cost $1,244,564)	1,302,698
Core Plus Fixed Income Portfolio - Class I (MSVFI)
81,236 shares (cost $846,828)	832,672
Emerging Markets Debt Portfolio - Class I (MSEM)
21,804 shares (cost $191,458)	162,439
U.S. Real Estate Portfolio - Class I (MSVRE)
36,326 shares (cost $686,945)	736,695
American Century NVIT Multi Cap Value Fund - Class I (NVAMV1)
392,574 shares (cost $6,096,123)	6,049,563
American Funds NVIT Asset Allocation Fund - Class II (GVAAA2)
41,023 shares (cost $951,849)	968,154
American Funds NVIT Bond Fund - Class II (GVABD2)
16,986 shares (cost $194,537)	192,622
American Funds NVIT Global Growth Fund - Class II (GVAGG2)
50,551 shares (cost $1,225,775)	1,490,250
American Funds NVIT Growth Fund - Class II (GVAGR2)
10,607 shares (cost $666,867)	915,521
American Funds NVIT Growth-Income Fund - Class II (GVAGI2)
10,843 shares (cost $512,278)	594,308
Federated NVIT High Income Bond Fund - Class I (HIBF)
236,905 shares (cost $1,605,148)	1,433,278
NVIT Emerging Markets Fund - Class I (GEM)
313,887 shares (cost $3,554,500)	2,875,202
NVIT International Equity Fund - Class I (GIG)
11,817 shares (cost $125,782)	112,739
Variable Insurance Trust: NVIT International Equity Fund - Class VI (NVIE6)
32,310 shares (cost $276,497)	305,974
Neuberger Berman NVIT Multi Cap Opportunities Fund - Class I (NVNMO1)
1,492,205 shares (cost $13,304,183)	13,504,454
Neuberger Berman NVIT Socially Responsible Fund - Class II (NVNSR2)
10,867 shares (cost $129,810)	145,403
NVIT Cardinal Aggressive Fund - Class I (NVCRA1)
42,667 shares (cost $432,237)	407,900
NVIT Cardinal Balanced Fund - Class I (NVCRB1)
602 shares (cost $7,070)	6,617
NVIT Cardinal Capital Appreciation Fund - Class I (NVCCA1)
3,799 shares (cost $41,800)	40,802
NVIT Cardinal Conservative Fund - Class I (NVCCN1)
878 shares (cost $9,497)	8,802
NVIT Cardinal Moderate Fund - Class I (NVCMD1)
29,721 shares (cost $340,203)	323,072
NVIT Cardinal Moderately Aggressive Fund - Class I (NVCMA1)
24,704 shares (cost $275,916)	235,430
NVIT Cardinal Moderately Conservative Fund - Class I (NVCMC1)
541 shares (cost $6,165)	5,743
NVIT Core Bond Fund - Class I (NVCBD1)
29,724 shares (cost $327,784)	310,913
NVIT Core Plus Bond Fund - Class I (NVLCP1)
1,375 shares (cost $15,746)	15,279
NVIT Nationwide Fund - Class IV (TRF4)
7,133,005 shares (cost $73,272,646)	103,856,560
NVIT Government Bond Fund - Class I (GBF)
43,900 shares (cost $485,694)	476,759
NVIT Government Bond Fund - Class IV (GBF4)
1,208,188 shares (cost $13,958,985)	13,108,842
American Century NVIT Growth Fund - Class IV (CAF4)
990,807 shares (cost $13,301,511)	20,103,474
NVIT Investor Destinations Aggressive Fund - Class II (GVIDA)
378,153 shares (cost $3,596,635)	4,768,504
NVIT Investor Destinations Balanced Fund - Class II (NVDBL2)
1,233 shares (cost $18,819)	18,296
NVIT Investor Destinations Capital Appreciation Fund - Class II (NVDCA2)
648 shares (cost $10,402)	10,882
NVIT Investor Destinations Conservative Fund - Class II (GVIDC)
121,216 shares (cost $1,269,565)	1,202,466
NVIT Investor Destinations Moderate Fund - Class II (GVIDM)
3,089,010 shares (cost $30,777,445)	38,736,184
NVIT Investor Destinations Moderately Aggressive Fund - Class II (GVDMA)
1,772,908 shares (cost $18,394,654)	23,561,949
NVIT Investor Destinations Moderately Conservative Fund - Class II (GVDMC)
263,070 shares (cost $2,856,505)	2,914,812
NVIT Mid Cap Index Fund - Class I (MCIF)
188,531 shares (cost $3,741,723)	4,232,510
NVIT Multi-Manager International Growth Fund - Class I (NVMIG1)
131,957 shares (cost $1,560,145)	1,353,883
NVIT Multi-Manager International Value Fund - Class I (GVDIVI)
1,374,220 shares (cost $15,298,610)	12,972,640
NVIT Multi-Manager International Value Fund - Class IV (GVDIV4)
866,944 shares (cost $9,819,783)	8,192,619
NVIT Multi-Manager Large Cap Growth Fund - Class I (NVMLG1)
324,125 shares (cost $3,519,178)	4,090,458
NVIT Multi-Manager Large Cap Value Fund - Class I (NVMLV1)
294,553 shares (cost $3,093,395)	2,933,748
NVIT Multi-Manager Mid Cap Growth Fund - Class I (NVMMG1)
4,474,613 shares (cost $42,613,030)	48,102,090
NVIT Multi-Manager Mid Cap Value Fund - Class II (NVMMV2)
551,235 shares (cost $5,731,179)	5,545,426
NVIT Multi-Manager Small Cap Growth Fund - Class I (SCGF)
100,815 shares (cost $1,904,546)	1,850,964
NVIT Multi-Manager Small Cap Value Fund - Class IV (SCVF4)
1,357,024 shares (cost $14,991,188)	17,872,003
NVIT Multi-Manager Small Company Fund - Class IV (SCF4)
778,948 shares (cost $13,577,930)	16,030,745
NVIT Multi-Sector Bond Fund - Class I (MSBF)
160,728 shares (cost $1,472,112)	1,395,115
NVIT S&P 500 Index Fund - Class IV (GVEX4)
9,605,789 shares (cost $88,020,510)	134,481,051
NVIT Short Term Bond Fund - Class II (NVSTB2)
109,968 shares (cost $1,150,102)	1,117,278
NVIT Large Cap Growth Fund - Class I (NVOLG1)
4,838,805 shares (cost $81,817,586)	96,727,719
Templeton NVIT International Value Fund - Class III (NVTIV3)
25,271 shares (cost $331,816)	274,951
Invesco NVIT Comstock Value Fund - Class IV (EIF4)
949,954 shares (cost $10,300,443)	14,553,301
NVIT Real Estate Fund - Class I (NVRE1)
613,593 shares (cost $5,094,420)	3,982,220
NVIT Money Market Fund - Class IV (SAM4)
28,260,604 shares (cost $28,260,604)	28,260,604
VPS Growth and Income Portfolio - Class A (ALVGIA)
80,462 shares (cost $1,892,730)	2,423,520
VPS Small/Mid Cap Value Portfolio - Class A (ALVSVA)
154,155 shares (cost $2,893,401)	2,665,343
VP Income & Growth Fund - Class I (ACVIG)
204,142 shares (cost $1,559,187)	1,749,495
VP Inflation Protection Fund - Class II (ACVIP2)
149,831 shares (cost $1,684,572)	1,489,318
VP International Fund - Class I (ACVI)
23,619 shares (cost $201,736)	236,663
VP Mid Cap Value Fund - Class I (ACVMV1)
60,001 shares (cost $1,046,252)	1,103,414
VP Ultra(R) Fund - Class I (ACVU1)
5,421 shares (cost $81,191)	83,866
Small Cap Stock Index Portfolio - Service Shares (DVSCS)
545,225 shares (cost $7,376,266)	9,110,718
Appreciation Portfolio - Initial Shares (DCAP)
55,811 shares (cost $2,221,477)	2,524,322
Opportunistic Small Cap Portfolio: Initial Shares (DSC)
15,505 shares (cost $689,195)	713,555
Managed Tail Risk Fund II: Primary Shares (FVCA2P)
18,525 shares (cost $110,917)	94,665
Quality Bond Fund II - Primary Shares (FQB)
205,732 shares (cost $2,339,116)	2,256,884
Equity-Income Portfolio - Initial Class (FEIP)
3,919,722 shares (cost $81,001,054)	80,197,511
High Income Portfolio - Initial Class (FHIP)
2,165,859 shares (cost $12,232,951)	10,721,003
VIP Asset Manager Portfolio - Initial Class (FAMP)
1,783,174 shares (cost $26,073,318)	28,102,820
VIP Energy Portfolio - Service Class 2 (FNRS2)
77,295 shares (cost $1,577,641)	1,198,852
VIP Equity-Income Portfolio - Service Class (FEIS)
258,607 shares (cost $4,975,248)	5,267,827
VIP Freedom Fund 2010 Portfolio - Service Class (FF10S)
17,032 shares (cost $194,766)	206,769
VIP Freedom Fund 2020 Portfolio - Service Class (FF20S)
149,162 shares (cost $1,631,433)	1,851,106
VIP Freedom Fund 2030 Portfolio - Service Class (FF30S)
157,153 shares (cost $1,642,103)	1,989,559
VIP Growth Portfolio - Initial Class (FGP)
1,924,358 shares (cost $68,384,706)	126,526,555
VIP Growth Portfolio - Service Class (FGS)
51,734 shares (cost $1,848,773)	3,392,229
VIP Investment Grade Bond Portfolio - Initial Class (FIGBP)
1,916,934 shares (cost $24,676,082)	23,712,472
VIP Investment Grade Bond Portfolio - Service Class (FIGBS)
123,737 shares (cost $1,558,916)	1,514,547
VIP Mid Cap Portfolio - Service Class (FMCS)
329,836 shares (cost $9,878,837)	10,689,990
VIP Overseas Portfolio - Initial Class (FOP)
1,573,799 shares (cost $30,449,221)	30,028,079
VIP Overseas Portfolio - Service Class (FOS)
167,415 shares (cost $3,404,256)	3,180,883
VIP Value Strategies Portfolio - Service Class (FVSS)
156,507 shares (cost $1,675,761)	2,272,480
Rising Dividends Securities Fund - Class 1 (FTVRDI)
234,578 shares (cost $5,528,893)	5,925,430
Small Cap Value Securities Fund - Class 1 (FTVSVI)
260,708 shares (cost $4,475,523)	4,724,023
Templeton Developing Markets Securities Fund - Class 2 (FTVDM2)
183,506 shares (cost $1,701,630)	1,159,759
Templeton Foreign Securities Fund - Class 1 (TIF)
84,694 shares (cost $1,283,238)	1,139,976
Templeton Global Bond Securities Fund - Class 2 (FTVGI2)
100,527 shares (cost $1,851,564)	1,588,332
VIP Founding Funds Allocation Fund - Class 2 (FTVFA2)
5,003 shares (cost $37,553)	33,772
Short Duration Bond Portfolio - I Class Shares (AMTB)
709,589 shares (cost $7,861,359)	7,464,877
Mid-Cap Growth Portfolio - I Class Shares (AMCG)
8,983 shares (cost $243,719)	204,193
Mid-Cap Growth Portfolio - S Class Shares (AMMCGS)
26,510 shares (cost $590,484)	565,999
Advisers Management Trust: Large Cap Value Portfolio - Class I (AMTP)
196,628 shares (cost $2,020,266)	2,593,528
Socially Responsive Portfolio - I Class Shares (AMSRS)
34,880 shares (cost $519,474)	748,535
Global Securities Fund/VA - Non-Service Shares (OVGS)
276,659 shares (cost $11,280,269)	10,513,058
Main Street Fund(R)/VA - Non-Service Shares (OVGI)
130,475 shares (cost $3,334,482)	3,815,090
Main Street Small- & Mid-Cap Fund(R)/VA - Non-Service Shares (OVSC)
54,425 shares (cost $1,239,989)	1,160,333
Global Strategic Income Fund/VA: Non-service Shares (OVSB)
101,010 shares (cost $549,565)	492,926
Foreign Bond Portfolio (Unhedged) - Administrative Class (PMVFBA)
12,634 shares (cost $147,146)	121,417
Low Duration Portfolio - Administrative Class (PMVLDA)
26,877 shares (cost $285,554)	275,493
Total Return Portfolio - Administrative Class (PMVTRA)
75,001 shares (cost $830,151)	793,511
VT Growth & Income Fund: Class IB (PVGIB)
13,173 shares (cost $271,613)	312,599
VT International Equity Fund: Class IB (PVTIGB)
5,458 shares (cost $76,531)	71,335
VT Voyager Fund: Class IB (PVTVB)
9,201 shares (cost $452,112)	402,259
VI American Franchise Fund - Series I Shares (ACEG)
4,744 shares (cost $200,205)	271,856
VI Value Opportunities Fund - Series I Shares (AVBVI)
22,705 shares (cost $154,798)	177,556
Health Sciences Portfolio - II (TRHS2)
76,633 shares (cost $2,764,449)	2,886,766
VIP Trust - Unconstrained Emerging Markets Bond Fund - Initial Class (VWBF)
500,798 shares (cost $5,296,050)	3,821,089
VIP Trust Emerging Markets Fund - Initial Class (VWEM)
1,683,254 shares (cost $21,032,406)	17,674,169
VIP Trust Global Hard Assets Fund - Initial Class (VWHA)
324,329 shares (cost $9,543,390)	5,474,677
Variable Insurance Fund - Equity Income Portfolio (VVEI)
135,379 shares (cost $2,369,034)	2,872,744
Variable Insurance Fund - High Yield Bond Portfolio (VVHYB)
201,391 shares (cost $1,608,142)	1,528,560
Variable Insurance Fund - Mid-Cap Index Portfolio (VVMCI)
246,624 shares (cost $3,560,277)	5,119,916
Variable Insurance Fund - Total Bond Market Index Portfolio (VVHGB)
119,073 shares (cost $1,412,176)	1,403,870
Variable Insurance Portfolios - Asset Strategy (WRASP)
32,608 shares (cost $332,827)	270,773
Advantage VT Discovery Fund (SVDF)
47,228 shares (cost $1,348,973)	1,227,444
Advantage VT Opportunity Fund - Class 2 (SVOF)
16,326 shares (cost $330,893)	408,957
Advantage VT Small Cap Growth Fund - Class 2 (WFVSCG)
18,804 shares (cost $174,014)	160,961

Total Investments	$1,139,176,683
Other Accounts Receivable	1,075,833
Accounts Receivable - VP Ultra(R) Fund - Class I (ACVU1)	520
Accounts Receivable - VPS Growth and Income Portfolio - Class A (ALVGIA)	878
Accounts Receivable - Mid-Cap Growth Portfolio - I Class Shares (AMCG)	1,613
Accounts Receivable - Mid-Cap Growth Portfolio - S Class Shares (AMMCGS)	420
Accounts Receivable - Appreciation Portfolio - Initial Shares (DCAP)	783
Accounts Receivable - Opportunistic Small Cap Portfolio: Initial Shares (DSC)	648
Accounts Receivable - VIP Freedom Fund 2010 Portfolio - Service Class (FF10S)	54
Accounts Receivable - Managed Tail Risk Fund II: Primary Shares (FVCA2P)	54
Accounts Receivable - NVIT International Equity Fund - Class I (GIG)	38
Accounts Receivable - Van Kampen V.I. Mid Cap Growth Fund - Series I Shares (IVKMG1)	530
Accounts Receivable - Balanced Portfolio: Service Shares (JABS)	1,044
Accounts Receivable - Global Technology Portfolio: Service Shares (JAGTS)	554
Accounts Receivable - Overseas Portfolio: Service Shares (JAIGS)	857
Accounts Receivable - NVIT Multi-Sector Bond Fund - Class I (MSBF)	684
Accounts Receivable - U.S. Real Estate Portfolio - Class I (MSVRE)	1,489
Accounts Receivable - Variable Insurance Trust II - MFS International Value Portfolio - Service Class (MVIVSC)	862
Accounts Receivable - NVIT Cardinal Capital Appreciation Fund - Class I (NVCCA1)	30
Accounts Receivable - NVIT Cardinal Conservative Fund - Class I (NVCCN1)	64
Accounts Receivable - NVIT Investor Destinations Balanced Fund - Class II (NVDBL2)	23
Accounts Receivable - NVIT Investor Destinations Capital Appreciation Fund - Class II (NVDCA2)	30
Accounts Receivable - Neuberger Berman NVIT Multi Cap Opportunities Fund - Class I (NVNMO1)	4,013
Accounts Receivable - Global Strategic Income Fund/VA: Non-service Shares (OVSB)	403
Accounts Receivable - Foreign Bond Portfolio (Unhedged) - Administrative Class (PMVFBA)	67
Accounts Receivable - Total Return Portfolio - Administrative Class (PMVTRA)	866
Accounts Receivable - VT Growth & Income Fund: Class IB (PVGIB)	547
Accounts Payable - VT Voyager Fund: Class IB (PVTVB)	(285)
Accounts Payable - NVIT Multi-Manager Small Cap Growth Fund - Class I (SCGF)	512
Accounts Payable - Templeton Foreign Securities Fund - Class 1 (TIF)	815
Accounts Payable - Advantage VT Small Cap Growth Fund - Class 2 (WFVSCG)	61
Accounts Payable - VI American Franchise Fund - Series I Shares (ACEG)	(228)
Accounts Payable - VP International Fund - Class I (ACVI)	(96)
Accounts Payable - VP Inflation Protection Fund - Class II (ACVIP2)	(563)
Accounts Payable - VPS Small/Mid Cap Value Portfolio - Class A (ALVSVA)	(1,562)
Accounts Payable - Socially Responsive Portfolio - I Class Shares (AMSRS)	(1,118)
Accounts Payable - VI Value Opportunities Fund - Series I Shares (AVBVI)	(741)
Accounts Payable - Equity-Income Portfolio - Initial Class (FEIP)	(36,100)
Accounts Payable - VIP Overseas Portfolio - Service Class (FOS)	(914)
Accounts Payable - Quality Bond Fund II - Primary Shares (FQB)	(688)
Accounts Payable - NVIT Government Bond Fund - Class IV (GBF4)	(41,750)
Accounts Payable - NVIT Multi-Manager International Value Fund - Class IV (GVDIV4)	(10,846)
Accounts Payable - NVIT Mid Cap Index Fund - Class I (MCIF)	(1,451)
Accounts Payable - Emerging Markets Debt Portfolio - Class I (MSEM)	(446)
Accounts Payable - Value Series - Initial Class (MVFIC)	(1,270)
Accounts Payable - NVIT Cardinal Moderately Conservative Fund - Class I (NVCMC1)	(34)
Accounts Payable - NVIT Cardinal Balanced Fund - Class I (NVCRB1)	(28)
Accounts Payable - NVIT Core Plus Bond Fund - Class I (NVLCP1)	(64)
Accounts Payable - Main Street Small- & Mid-Cap Fund(R)/VA - Non-Service Shares (OVSC)	(819)
Accounts Payable - VT International Equity Fund: Class IB (PVTIGB)	(254)
Accounts Payable - NVIT Money Market Fund - Class IV (SAM4)	(7,139)
Accounts Payable - Advantage VT Discovery Fund (SVDF)	(460)
Accounts Payable - Advantage VT Opportunity Fund - Class 2 (SVOF)	(407)
Accounts Payable - NVIT Nationwide Fund - Class IV (TRF4)	(437,958)

$1,139,725,754

Contract Owners’ Equity:
Accumulation units	1,139,725,754

Total Contract Owners’ Equity (note 8)	$1,139,725,754

See accompanying notes to financial statements.

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT-1

STATEMENT OF OPERATIONS

Year Ended December 31, 2015

Investment Activity:	Total	AASCO	MLVGA2	DSIF	IVKMG1	JABS	JACAS	JAGTS
Reinvested dividends	$15,491,605	-	14,315	175,298	-	38,958	58,353	10,361
Mortality and expense risk charges (note 3)	(8,076,666)	(160,003)	(11,082)	(70,299)	(13,555)	(15,908)	(34,322)	(9,072)

Net investment income (loss)	7,414,939	(160,003)	3,233	104,999	(13,555)	23,050	24,031	1,289

Realized gain (loss) on investments	40,863,108	1,163,284	(83)	839,572	62,603	24,366	114,279	58,393
Change in unrealized gain (loss) on investments	(124,594,630)	(8,150,024)	(96,679)	(1,170,302)	(181,526)	(125,198)	(570,259)	(177,181)

Net gain (loss) on investments	(83,731,522)	(6,986,740)	(96,762)	(330,730)	(118,923)	(100,832)	(455,980)	(118,788)

Reinvested capital gains	70,327,646	6,322,548	74,240	275,057	140,700	70,254	913,507	170,671

Net increase (decrease) in contract owners’ equity resulting from operations	$(5,988,937)	(824,195)	(19,289)	49,326	8,222	(7,528)	481,558	53,172

Investment Activity:	JAIGS	MV2IGI	MVFIC	MVIVSC	MSVFI	MSEM	MSVRE	NVAMV1
Reinvested dividends	$19,270	9,623	74,772	23,543	29,165	9,031	10,062	160,345
Mortality and expense risk charges (note 3)	(26,453)	(10,187)	(22,480)	(8,244)	(5,768)	(1,125)	(4,923)	(47,471)

Net investment income (loss)	(7,183)	(564)	52,292	15,299	23,397	7,906	5,139	112,874

Realized gain (loss) on investments	(366,177)	(2,887)	200,849	36,633	4,687	(8,341)	44,249	188,864
Change in unrealized gain (loss) on investments	(91,700)	(147,368)	(485,090)	1,725	(39,628)	(2,459)	(43,436)	(1,482,042)

Net gain (loss) on investments	(457,877)	(150,255)	(284,241)	38,358	(34,941)	(10,800)	813	(1,293,178)

Reinvested capital gains	115,610	113,013	187,648	13,471	-	-	-	848,174

Net increase (decrease) in contract owners’ equity resulting from operations	$(349,450)	(37,806)	(44,301)	67,128	(11,544)	(2,894)	5,952	(332,130)

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT-1

STATEMENT OF OPERATIONS

Year Ended December 31, 2015

Investment Activity:	GVAAA2	GVABD2	GVAGG2	GVAGR2	GVAGI2	HIBF	GEM	GIG
Reinvested dividends	$13,891	2,899	10,091	6,541	5,161	81,603	27,560	604
Mortality and expense risk charges (note 3)	(6,744)	(1,605)	(11,406)	(6,774)	(4,418)	(12,713)	(23,777)	(844)

Net investment income (loss)	7,147	1,294	(1,315)	(233)	743	68,890	3,783	(240)

Realized gain (loss) on investments	29,464	1,218	96,347	41,856	12,967	(40,588)	(61,321)	(562)
Change in unrealized gain (loss) on investments	(77,583)	(4,734)	(151,636)	(15,195)	(53,184)	(93,906)	(519,351)	(8,261)

Net gain (loss) on investments	(48,119)	(3,516)	(55,289)	26,661	(40,217)	(134,494)	(580,672)	(8,823)

Reinvested capital gains	43,109	89	140,071	24,067	41,666	14,619	-	4,265

Net increase (decrease) in contract owners’ equity resulting from operations	$2,137	(2,133)	83,467	50,495	2,192	(50,985)	(576,889)	(4,798)

Investment Activity:	NVIE6	NVNMO1	NVNSR2	NVCRA1	NVCRB1	NVCCA1	NVCCN1	NVCMD1
Reinvested dividends	$900	109,827	1,160	9,993	188	1,361	198	13,915
Mortality and expense risk charges (note 3)	(2,290)	(92,852)	(1,196)	(2,687)	(68)	(324)	(66)	(4,211)

Net investment income (loss)	(1,390)	16,975	(36)	7,306	120	1,037	132	9,704

Realized gain (loss) on investments	8,822	439,201	28,811	6,977	2,400	336	(53)	77,740
Change in unrealized gain (loss) on investments	(31,154)	(1,943,839)	(53,910)	(51,060)	(2,803)	(5,102)	(475)	(130,685)

Net gain (loss) on investments	(22,332)	(1,504,638)	(25,099)	(44,083)	(403)	(4,766)	(528)	(52,945)

Reinvested capital gains	12,205	1,240,073	25,031	28,217	247	2,922	273	32,787

Net increase (decrease) in contract owners’ equity resulting from operations	$(11,517)	(247,590)	(104)	(8,560)	(36)	(807)	(123)	(10,454)

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT-1

STATEMENT OF OPERATIONS

Year Ended December 31, 2015

Investment Activity:	NVCMA1	NVCMC1	NVCBD1	NVLCP1	TRF4	GBF	GBF4	CAF4
Reinvested dividends	$9,035	151	9,136	276	1,313,535	8,410	236,262	73,692
Mortality and expense risk charges (note 3)	(2,396)	(41)	(1,974)	(112)	(624,286)	(3,809)	(89,210)	(139,820)

Net investment income (loss)	6,639	110	7,162	164	689,249	4,601	147,052	(66,128)

Realized gain (loss) on investments	5,714	20	(2,513)	-	2,662,248	(7,023)	(228,537)	1,263,171
Change in unrealized gain (loss) on investments	(44,171)	(449)	(11,005)	(440)	(2,957,384)	(900)	(10,587)	(2,902,970)

Net gain (loss) on investments	(38,457)	(429)	(13,518)	(440)	(295,136)	(7,923)	(239,124)	(1,639,799)

Reinvested capital gains	29,488	224	1,432	122	-	-	-	2,516,102

Net increase (decrease) in contract owners’ equity resulting from operations	$(2,330)	(95)	(4,924)	(154)	394,113	(3,322)	(92,072)	810,175

Investment Activity:	GVIDA	NVDBL2	NVDCA2	GVIDC	GVIDM	GVDMA	GVDMC	MCIF
Reinvested dividends	$70,907	323	175	21,133	643,578	361,333	49,941	48,959
Mortality and expense risk charges (note 3)	(34,795)	(162)	(82)	(9,026)	(262,309)	(180,584)	(20,808)	(32,784)

Net investment income (loss)	36,112	161	93	12,107	381,269	180,749	29,133	16,175

Realized gain (loss) on investments	231,611	1,131	157	2,376	1,623,345	869,457	72,276	249,689
Change in unrealized gain (loss) on investments	(348,974)	(1,843)	(813)	(61,982)	(4,008,112)	(1,825,141)	(276,013)	(716,340)

Net gain (loss) on investments	(117,363)	(712)	(656)	(59,606)	(2,384,767)	(955,684)	(203,737)	(466,651)

Reinvested capital gains	-	452	409	42,457	1,653,969	464,032	151,685	309,671

Net increase (decrease) in contract owners’ equity resulting from operations	$(81,251)	(99)	(154)	(5,042)	(349,529)	(310,903)	(22,919)	(140,805)

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT-1

STATEMENT OF OPERATIONS

Year Ended December 31, 2015

Investment Activity:	NVMIG1	GVDIVI	GVDIV4	NVMLG1	NVMLV1	NVMMG1	NVMMV2	SCGF
Reinvested dividends	$10,803	174,211	104,756	19,797	39,000	-	69,625	-
Mortality and expense risk charges (note 3)	(11,143)	(97,633)	(58,388)	(31,140)	(23,981)	(350,844)	(44,748)	(13,537)

Net investment income (loss)	(340)	76,578	46,368	(11,343)	15,019	(350,844)	24,877	(13,537)

Realized gain (loss) on investments	(39,336)	(178,444)	(901,903)	197,312	341,060	2,752,422	289,864	303,527
Change in unrealized gain (loss) on investments	(74,639)	(630,053)	386,666	(429,243)	(786,413)	(10,011,731)	(1,181,267)	(537,704)

Net gain (loss) on investments	(113,975)	(808,497)	(515,237)	(231,931)	(445,353)	(7,259,309)	(891,403)	(234,177)

Reinvested capital gains	94,010	-	-	359,101	335,108	7,428,591	658,041	249,647

Net increase (decrease) in contract owners’ equity resulting from operations	$(20,305)	(731,919)	(468,869)	115,827	(95,226)	(181,562)	(208,485)	1,933

Investment Activity:	SCVF4	SCF4	MSBF	GVEX4	NVSTB2	NVOLG1	NVTIV3	EIF4
Reinvested dividends	$131,432	64,500	29,354	2,508,433	18,673	626,316	5,710	244,969
Mortality and expense risk charges (note 3)	(134,559)	(117,356)	(11,179)	(933,104)	(8,014)	(682,301)	(1,987)	(108,185)

Net investment income (loss)	(3,127)	(52,856)	18,175	1,575,329	10,659	(55,985)	3,723	136,784

Realized gain (loss) on investments	386,779	274,828	19,900	6,612,542	(70)	3,882,161	(2,457)	476,313
Change in unrealized gain (loss) on investments	(3,695,826)	(2,293,345)	(93,711)	(9,389,417)	(22,767)	(14,480,321)	(30,787)	(1,717,124)

Net gain (loss) on investments	(3,309,047)	(2,018,517)	(73,811)	(2,776,875)	(22,837)	(10,598,160)	(33,244)	(1,240,811)

Reinvested capital gains	1,985,803	1,711,848	-	1,995,771	-	15,096,673	13,341	-

Net increase (decrease) in contract owners’ equity resulting from operations	$(1,326,371)	(359,525)	(55,636)	794,225	(12,178)	4,442,528	(16,180)	(1,104,027)

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT-1

STATEMENT OF OPERATIONS

Year Ended December 31, 2015

Investment Activity:	NVRE1	SAM4	ALVGIA	ALVSVA	ACVIG	ACVIP2	ACVI	ACVMV1
Reinvested dividends	$113,096	-	35,354	23,852	40,329	36,452	1,050	19,306
Mortality and expense risk charges (note 3)	(30,890)	(201,329)	(17,987)	(21,161)	(13,960)	(11,990)	(1,625)	(8,128)

Net investment income (loss)	82,206	(201,329)	17,367	2,691	26,369	24,462	(575)	11,178

Realized gain (loss) on investments	(29,589)	-	249,859	126,012	141,818	(50,902)	11,778	59,187
Change in unrealized gain (loss) on investments	(970,345)	-	(239,732)	(795,890)	(458,891)	(20,644)	(9,098)	(147,598)

Net gain (loss) on investments	(999,934)	-	10,127	(669,878)	(317,073)	(71,546)	2,680	(88,411)

Reinvested capital gains	630,755	-	-	484,822	165,563	-	-	53,341

Net increase (decrease) in contract owners’ equity resulting from operations	$(286,973)	(201,329)	27,494	(182,365)	(125,141)	(47,084)	2,105	(23,892)

Investment Activity:	ACVU1	DVSCS	DCAP	DSC	FVCA2P	FQB	FEIP	FHIP
Reinvested dividends	$340	72,065	45,245	-	1,747	88,511	2,697,373	744,046
Mortality and expense risk charges (note 3)	(481)	(69,998)	(19,240)	(4,790)	(735)	(16,589)	(573,864)	(67,814)

Net investment income (loss)	(141)	2,067	26,005	(4,790)	1,012	71,922	2,123,509	676,232

Realized gain (loss) on investments	1,008	843,428	185,007	9,911	(1,409)	(11,243)	(1,921,356)	274,566
Change in unrealized gain (loss) on investments	(3,937)	(1,732,232)	(417,596)	(37,393)	(6,840)	(83,076)	(12,382,649)	(1,621,187)

Net gain (loss) on investments	(2,929)	(888,804)	(232,589)	(27,482)	(8,249)	(94,319)	(14,304,005)	(1,346,621)

Reinvested capital gains	7,332	642,453	126,179	11,372	146	-	8,249,338	-

Net increase (decrease) in contract owners’ equity resulting from operations	$4,262	(244,284)	(80,405)	(20,900)	(7,091)	(22,397)	(3,931,158)	(670,389)

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT-1

STATEMENT OF OPERATIONS

Year Ended December 31, 2015

Investment Activity:	FAMP	FNRS2	FEIS	FF10S	FF20S	FF30S	FGP	FGS
Reinvested dividends	$461,286	13,225	169,893	3,636	33,579	33,842	330,304	5,578
Mortality and expense risk charges (note 3)	(194,164)	(10,773)	(40,820)	(1,808)	(13,443)	(15,475)	(850,423)	(25,367)

Net investment income (loss)	267,122	2,452	129,073	1,828	20,136	18,367	(520,119)	(19,789)

Realized gain (loss) on investments	307,801	(27,130)	104,654	19,760	33,788	61,158	7,632,522	81,537
Change in unrealized gain (loss) on investments	(2,730,726)	(351,718)	(1,005,197)	(22,011)	(81,597)	(112,433)	(2,936,516)	39,369

Net gain (loss) on investments	(2,422,925)	(378,848)	(900,543)	(2,251)	(47,809)	(51,275)	4,696,006	120,906

Reinvested capital gains	2,067,804	48,697	507,305	626	8,205	10,861	4,005,286	101,879

Net increase (decrease) in contract owners’ equity resulting from operations	$(87,999)	(327,699)	(264,165)	203	(19,468)	(22,047)	8,181,173	202,996

Investment Activity:	FIGBP	FIGBS	FMCS	FOP	FOS	FVSS	FTVRDI	FTVSVI
Reinvested dividends	$632,318	38,855	45,739	422,596	42,235	25,351	106,434	47,804
Mortality and expense risk charges (note 3)	(173,490)	(11,477)	(82,620)	(165,256)	(16,644)	(17,270)	(44,038)	(37,156)

Net investment income (loss)	458,828	27,378	(36,881)	257,340	25,591	8,081	62,396	10,648

Realized gain (loss) on investments	333,422	4,600	332,421	(450,054)	(1,554)	134,804	407,233	361,047
Change in unrealized gain (loss) on investments	(1,115,693)	(55,314)	(1,933,369)	(706,627)	(224,419)	(230,103)	(1,393,875)	(1,546,243)

Net gain (loss) on investments	(782,271)	(50,714)	(1,600,948)	(1,156,681)	(225,973)	(95,299)	(986,642)	(1,185,196)

Reinvested capital gains	20,376	1,213	1,429,871	31,188	3,326	1,981	662,438	758,423

Net increase (decrease) in contract owners’ equity resulting from operations	$(303,067)	(22,123)	(207,958)	(868,153)	(197,056)	(85,237)	(261,808)	(416,125)

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT-1

STATEMENT OF OPERATIONS

Year Ended December 31, 2015

Investment Activity:	FTVDM2	TIF	FTVGI2	FTVFA2	AMTB	AMCG	AMMCGS	AMTP
Reinvested dividends	$29,109	46,291	132,110	896	116,279	-	-	21,770
Mortality and expense risk charges (note 3)	(10,064)	(8,502)	(12,003)	(248)	(53,365)	(1,471)	(602)	(17,590)

Net investment income (loss)	19,045	37,789	120,107	648	62,914	(1,471)	(602)	4,180

Realized gain (loss) on investments	(78,037)	35,099	(27,664)	(5)	(74,625)	(3,492)	(395)	187,684
Change in unrealized gain (loss) on investments	(425,008)	(197,688)	(184,449)	(3,520)	(24,474)	(10,760)	(24,486)	(786,007)

Net gain (loss) on investments	(503,045)	(162,589)	(212,113)	(3,525)	(99,099)	(14,252)	(24,881)	(598,323)

Reinvested capital gains	185,371	43,410	8,580	49	-	18,293	-	219,998

Net increase (decrease) in contract owners’ equity resulting from operations	$(298,629)	(81,390)	(83,426)	(2,828)	(36,185)	2,570	(25,483)	(374,145)

Investment Activity:	AMSRS	OVGS	OVGI	OVSC	OVSB	PMVFBA	PMVLDA	PMVTRA
Reinvested dividends	$4,373	145,504	22,857	10,784	29,086	2,223	10,085	41,837
Mortality and expense risk charges (note 3)	(5,271)	(81,131)	(19,941)	(8,823)	(3,547)	(1,118)	(2,346)	(5,560)

Net investment income (loss)	(898)	64,373	2,916	1,961	25,539	1,105	7,739	36,277

Realized gain (loss) on investments	47,400	49,794	153,475	177,188	(4,247)	(10,607)	2,735	(10,620)
Change in unrealized gain (loss) on investments	(124,911)	(467,414)	(453,950)	(436,139)	(36,812)	(2,788)	(11,052)	(33,753)

Net gain (loss) on investments	(77,511)	(417,620)	(300,475)	(258,951)	(41,059)	(13,395)	(8,317)	(44,373)

Reinvested capital gains	69,144	725,394	373,212	177,996	-	335	-	8,553

Net increase (decrease) in contract owners’ equity resulting from operations	$(9,265)	372,147	75,653	(78,994)	(15,520)	(11,955)	(578)	457

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT-1

STATEMENT OF OPERATIONS

Year Ended December 31, 2015

Investment Activity:	PVGIB	PVTIGB	PVTVB	ACEG	AVBVI	TRHS2	VWBF	VWEM
Reinvested dividends	$6,592	1,558	5,522	-	5,222	-	303,576	115,218
Mortality and expense risk charges (note 3)	(2,490)	(531)	(3,261)	(1,967)	(1,150)	(18,780)	(28,639)	(137,404)

Net investment income (loss)	4,102	1,027	2,261	(1,967)	4,072	(18,780)	274,937	(22,186)

Realized gain (loss) on investments	28,299	13,464	33,551	19,165	2,255	201,551	(332,194)	1,073,540
Change in unrealized gain (loss) on investments	(60,433)	(13,845)	(138,610)	(6,363)	(43,052)	(170,181)	(566,833)	(5,192,863)

Net gain (loss) on investments	(32,134)	(381)	(105,059)	12,802	(40,797)	31,370	(899,027)	(4,119,323)

Reinvested capital gains	-	-	75,483	1,456	14,659	217,082	-	1,136,935

Net increase (decrease) in contract owners’ equity resulting from operations	$(28,032)	646	(27,315)	12,291	(22,066)	229,672	(624,090)	(3,004,574)

Investment Activity:	VWHA	VVEI	VVHYB	VVMCI	VVHGB	WRASP	SVDF	SVOF
Reinvested dividends	$2,474	87,890	80,749	62,792	31,630	1,054	-	576
Mortality and expense risk charges (note 3)	(50,659)	(28,430)	(15,871)	(50,500)	(13,378)	(2,282)	(9,150)	(2,766)

Net investment income (loss)	(48,185)	59,460	64,878	12,292	18,252	(1,228)	(9,150)	(2,190)

Realized gain (loss) on investments	(435,650)	257,068	13,582	122,969	3,766	(9,225)	49,281	29,747
Change in unrealized gain (loss) on investments	(2,347,072)	(520,225)	(120,646)	(538,623)	(36,338)	(69,116)	(255,205)	(90,714)

Net gain (loss) on investments	(2,782,722)	(263,157)	(107,064)	(415,654)	(32,572)	(78,341)	(205,924)	(60,967)

Reinvested capital gains	-	204,093	2,482	281,391	5,931	50,590	195,952	46,105

Net increase (decrease) in contract owners’ equity resulting from operations	$(2,830,907)	396	(39,704)	(121,971)	(8,389)	(28,979)	(19,122)	(17,052)

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT-1

STATEMENT OF OPERATIONS

Year Ended December 31, 2015

Investment Activity:	WFVSCG	MIGIC	FHIPR	FOPR	FOSR	AMFAS
Reinvested dividends	$-	16,385	12,309	-	-	-
Mortality and expense risk charges (note 3)	(1,167)	(2,822)	(11,270)	(47,117)	(7,854)	(3,627)

Net investment income (loss)	(1,167)	13,563	1,039	(47,117)	(7,854)	(3,627)

Realized gain (loss) on investments	4,575	87,857	(19,459)	5,029,982	824,385	35,306
Change in unrealized gain (loss) on investments	(34,077)	(243,438)	231,740	(3,104,756)	(533,372)	(124,966)

Net gain (loss) on investments	(29,502)	(155,581)	212,281	1,925,226	291,013	(89,660)

Reinvested capital gains	20,376	172,369	-	-	-	89,116

Net increase (decrease) in contract owners’ equity resulting from operations	$(10,293)	30,351	213,320	1,878,109	283,159	(4,171)

See accompanying notes to financial statements.

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT-1

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2015 and 2014

	Total		AASCO		MLVGA2		DSIF
	2015	2014	2015	2014	2015	2014	2015	2014
Investment activity:
Net investment income (loss)	$7,414,939	8,239,157	(160,003)	(165,785)	3,233	21,115	104,999	98,381
Realized gain (loss) on investments	40,863,108	46,815,047	1,163,284	1,300,249	(83)	18,379	839,572	393,816
Change in unrealized gain (loss) on investments	(124,594,630)	(24,379,389)	(8,150,024)	(3,540,360)	(96,679)	(135,328)	(1,170,302)	536,670
Reinvested capital gains	70,327,646	43,456,870	6,322,548	2,285,672	74,240	115,024	275,057	111,083

Net increase (decrease) in contract owners’ equity resulting from operations	(5,988,937)	74,131,685	(824,195)	(120,224)	(19,289)	19,190	49,326	1,139,950

Equity transactions:
Purchase payments received from contract owners (note 2a and 6)	121,570,238	127,796,203	1,252,335	1,319,799	127,662	293,522	687,736	920,849
Transfers between subaccounts (including fixed account), net (note 6)	(1,380,837)	(2,097,484)	(58,290)	(57,950)	-	(9)	(352)	(63)
Surrenders and Death Benefits (notes 2c and note 4)	(142,350,815)	(155,086,268)	(1,882,993)	(1,949,576)	(178,454)	(79,622)	(1,082,641)	(935,968)
Net policy repayments (loans) (note 5)	2,158,871	1,935,951	40,739	88,710	(12,659)	500	(97,129)	(17,957)
Redemptions to pay cost of insurance charges and administration charges (note 2c)	(78,393,240)	(80,645,621)	(1,547,585)	(1,545,750)	(80,117)	(98,123)	(477,231)	(512,219)
Adjustments to maintain reserves	(74,828)	25,908	(3,196)	(138)	(88)	21	(629)	875

Net equity transactions	(98,470,611)	(108,071,311)	(2,198,990)	(2,144,905)	(143,656)	116,289	(970,246)	(544,483)

Net change in contract owners’ equity	(104,459,548)	(33,939,626)	(3,023,185)	(2,265,129)	(162,945)	135,479	(920,920)	595,467
Contract owners’ equity beginning of period	1,244,185,302	1,278,124,928	24,757,746	27,022,875	1,518,418	1,382,939	10,045,959	9,450,492

Contract owners’ equity end of period	$1,139,725,754	1,244,185,302	21,734,561	24,757,746	1,355,473	1,518,418	9,125,039	10,045,959

CHANGES IN UNITS:
Beginning units	3,360,194	3,615,856	82,703	89,793	9,546	8,799	36,803	39,350
Units purchased	518,630	642,813	5,933	7,206	820	1,883	2,937	3,956
Units redeemed	(825,876)	(898,478)	(12,844)	(14,296)	(1,705)	(1,136)	(6,317)	(6,503)

Ending units	3,052,948	3,360,194	75,792	82,703	8,661	9,546	33,423	36,803

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT-1

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2015 and 2014

	IVKMG1		JABS		JACAS		JAGTS
	2015	2014	2015	2014	2015	2014	2015	2014
Investment activity:
Net investment income (loss)	$(13,555)	(12,664)	23,050	20,610	24,031	(30,101)	1,289	(7,877)
Realized gain (loss) on investments	62,603	27,401	24,366	81,799	114,279	341,050	58,393	87,663
Change in unrealized gain (loss) on investments	(181,526)	105,861	(125,198)	7,731	(570,259)	(1,344,426)	(177,181)	(62,555)
Reinvested capital gains	140,700	-	70,254	62,239	913,507	1,347,956	170,671	70,846

Net increase (decrease) in contract owners’ equity resulting from operations	8,222	120,598	(7,528)	172,379	481,558	314,479	53,172	88,077

Equity transactions:
Purchase payments received from contract owners (note 2a and 6)	175,475	53,611	355,051	374,456	693,124	279,683	361,502	295,358
Transfers between subaccounts (including fixed account), net (note 6)	-	(22)	(339)	(54)	(431)	(40)	(8)	(23)
Surrenders and Death Benefits (notes 2c and note 4)	(119,106)	(51,569)	(123,681)	(572,549)	(422,200)	(726,559)	(163,286)	(265,069)
Net policy repayments (loans) (note 5)	1,716	(1,707)	1,945	(909)	12,793	(11,659)	(16,137)	(43,203)
Redemptions to pay cost of insurance charges and administration charges (note 2c)	(69,109)	(56,425)	(264,643)	(243,086)	(250,506)	(240,501)	(68,945)	(58,385)
Adjustments to maintain reserves	(28)	(1,160)	(524)	(714)	81	(2,298)	230	(1,623)

Net equity transactions	(11,052)	(57,272)	(32,191)	(442,856)	32,861	(701,374)	113,356	(72,945)

Net change in contract owners’ equity	(2,830)	63,326	(39,719)	(270,477)	514,419	(386,895)	166,528	15,132
Contract owners’ equity beginning of period	1,772,333	1,709,007	2,382,160	2,652,637	4,294,689	4,681,584	1,223,864	1,208,732

Contract owners’ equity end of period	$1,769,503	1,772,333	2,342,441	2,382,160	4,809,108	4,294,689	1,390,392	1,223,864

CHANGES IN UNITS:
Beginning units	11,752	12,184	6,684	6,790	14,531	17,110	4,243	4,670
Units purchased	876	406	1,425	966	2,281	1,259	1,384	942
Units redeemed	(910)	(838)	(1,177)	(1,072)	(2,047)	(3,838)	(990)	(1,369)

Ending units	11,718	11,752	6,932	6,684	14,765	14,531	4,637	4,243

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT-1

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2015 and 2014

	JAIGS		MV2IGI		MVFIC		MVIVSC
	2015	2014	2015	2014	2015	2014	2015	2014
Investment activity:
Net investment income (loss)	$(7,183)	258,784	(564)	-	52,292	27,225	15,299	13,438
Realized gain (loss) on investments	(366,177)	(96,194)	(2,887)	-	200,849	368,926	36,633	90,668
Change in unrealized gain (loss) on investments	(91,700)	(1,164,243)	(147,368)	-	(485,090)	(175,863)	1,725	(90,387)
Reinvested capital gains	115,610	361,414	113,013	-	187,648	103,260	13,471	-

Net increase (decrease) in contract owners’ equity resulting from operations	(349,450)	(640,239)	(37,806)	-	(44,301)	323,548	67,128	13,719

Equity transactions:
Purchase payments received from contract owners (note 2a and 6)	299,656	255,223	2,099,782	-	166,321	359,183	233,512	160,694
Transfers between subaccounts (including fixed account), net (note 6)	(2)	(28)	(1)	-	(14)	(32)	41,350	133,123
Surrenders and Death Benefits (notes 2c and note 4)	(849,197)	(584,931)	(33,080)	-	(364,235)	(552,819)	(211,890)	(232,284)
Net policy repayments (loans) (note 5)	33,451	290,509	3,474	-	23,282	(80,653)	1,521	(39,974)
Redemptions to pay cost of insurance charges and administration charges (note 2c)	(272,840)	(295,749)	(72,947)	-	(177,241)	(181,377)	(38,484)	(33,998)
Adjustments to maintain reserves	(2,028)	1,110	(359)	-	1,058	(754)	(1,438)	396

Net equity transactions	(790,960)	(333,866)	1,996,869	-	(350,829)	(456,452)	24,571	(12,043)

Net change in contract owners’ equity	(1,140,410)	(974,105)	1,959,063	-	(395,130)	(132,904)	91,699	1,676
Contract owners’ equity beginning of period	4,413,108	5,387,213	-	-	3,396,481	3,529,385	1,210,137	1,208,461

Contract owners’ equity end of period	$3,272,698	4,413,108	1,959,063	-	3,001,351	3,396,481	1,301,836	1,210,137

CHANGES IN UNITS:
Beginning units	16,106	17,249	-	-	9,638	10,879	3,372	3,744
Units purchased	1,323	2,332	17,905	-	647	1,183	1,453	1,169
Units redeemed	(4,570)	(3,475)	(910)	-	(1,462)	(2,424)	(976)	(1,541)

Ending units	12,859	16,106	16,995	-	8,823	9,638	3,849	3,372

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT-1

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2015 and 2014

	MSVFI		MSEM		MSVRE		NVAMV1
	2015	2014	2015	2014	2015	2014	2015	2014
Investment activity:
Net investment income (loss)	$23,397	14,104	7,906	11,907	5,139	4,963	112,874	91,844
Realized gain (loss) on investments	4,687	8,716	(8,341)	(13,520)	44,249	85,587	188,864	372,543
Change in unrealized gain (loss) on investments	(39,628)	21,979	(2,459)	8,520	(43,436)	82,311	(1,482,042)	(434,036)
Reinvested capital gains	-	-	-	1,868	-	-	848,174	821,996

Net increase (decrease) in contract owners’ equity resulting from operations	(11,544)	44,799	(2,894)	8,775	5,952	172,861	(332,130)	852,347

Equity transactions:
Purchase payments received from contract owners (note 2a and 6)	170,676	297,357	4,813	7,456	272,872	659,936	316,570	427,962
Transfers between subaccounts (including fixed account), net (note 6)	(32)	(2)	-	5	1	(8)	3	(48)
Surrenders and Death Benefits (notes 2c and note 4)	(35,398)	(56,755)	(29,065)	(139,713)	(311,378)	(541,093)	(718,068)	(1,033,126)
Net policy repayments (loans) (note 5)	4,427	(970)	85	(941)	(129)	(225)	14,137	(34,890)
Redemptions to pay cost of insurance charges and administration charges (note 2c)	(111,747)	(102,729)	(12,904)	(19,757)	(51,803)	(47,583)	(365,769)	(340,352)
Adjustments to maintain reserves	507	(742)	(41)	1,086	42	(899)	(30)	(825)

Net equity transactions	28,433	136,159	(37,112)	(151,864)	(90,395)	70,128	(753,157)	(981,279)

Net change in contract owners’ equity	16,889	180,958	(40,006)	(143,089)	(84,443)	242,989	(1,085,287)	(128,932)
Contract owners’ equity beginning of period	815,851	634,893	202,891	345,980	819,649	576,660	7,135,110	7,264,042

Contract owners’ equity end of period	$832,740	815,851	162,885	202,891	735,206	819,649	6,049,823	7,135,110

CHANGES IN UNITS:
Beginning units	4,066	4,254	571	699	454	419	27,671	31,874
Units purchased	812	901	4	3	93	247	1,740	1,908
Units redeemed	(876)	(1,089)	(136)	(131)	(117)	(212)	(4,755)	(6,111)

Ending units	4,002	4,066	439	571	430	454	24,656	27,671

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT-1

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2015 and 2014

	GVAAA2		GVABD2		GVAGG2		GVAGR2
	2015	2014	2015	2014	2015	2014	2015	2014
Investment activity:
Net investment income (loss)	$7,147	1,008	1,294	1,498	(1,315)	(482)	(233)	(3,503)
Realized gain (loss) on investments	29,464	27,932	1,218	6,317	96,347	85,558	41,856	280,495
Change in unrealized gain (loss) on investments	(77,583)	(558)	(4,734)	2,577	(151,636)	(72,029)	(15,195)	(198,655)
Reinvested capital gains	43,109	848	89	2,708	140,071	-	24,067	-

Net increase (decrease) in contract owners’ equity resulting from operations	2,137	29,230	(2,133)	13,100	83,467	13,047	50,495	78,337

Equity transactions:
Purchase payments received from contract owners (note 2a and 6)	195,619	407,757	19,904	26,166	254,742	125,723	95,997	157,443
Transfers between subaccounts (including fixed account), net (note 6)	-	(3)	-	-	-	(18)	-	(7)
Surrenders and Death Benefits (notes 2c and note 4)	(70,859)	38,837	(28,417)	(103,193)	(182,746)	(115,203)	(48,639)	(532,422)
Net policy repayments (loans) (note 5)	773	859	2,529	(11,991)	(11,188)	(15,353)	3,579	(25,001)
Redemptions to pay cost of insurance charges and administration charges (note 2c)	(35,480)	(53,550)	(16,015)	(19,290)	(75,529)	(74,111)	(52,566)	(46,963)
Adjustments to maintain reserves	21	(34)	(27)	(35)	24	(81)	(51)	53

Net equity transactions	90,074	393,866	(22,026)	(108,343)	(14,697)	(79,043)	(1,680)	(446,897)

Net change in contract owners’ equity	92,211	423,096	(24,159)	(95,243)	68,770	(65,996)	48,815	(368,560)
Contract owners’ equity beginning of period	876,047	452,951	216,783	312,026	1,421,578	1,487,574	866,752	1,235,312

Contract owners’ equity end of period	$968,258	876,047	192,624	216,783	1,490,348	1,421,578	915,567	866,752

CHANGES IN UNITS:
Beginning units	5,685	3,063	1,753	2,629	8,722	9,225	5,561	8,501
Units purchased	1,282	3,221	192	247	1,509	836	635	1,095
Units redeemed	(698)	(599)	(372)	(1,123)	(1,584)	(1,339)	(635)	(4,035)

Ending units	6,269	5,685	1,573	1,753	8,647	8,722	5,561	5,561

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT-1

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2015 and 2014

	GVAGI2		HIBF		GEM		GIG
	2015	2014	2015	2014	2015	2014	2015	2014
Investment activity:
Net investment income (loss)	$743	255	68,890	63,730	3,783	17,409	(240)	1,425
Realized gain (loss) on investments	12,967	28,428	(40,588)	(2,281)	(61,321)	(34,834)	(562)	36
Change in unrealized gain (loss) on investments	(53,184)	7,461	(93,906)	(74,719)	(519,351)	(134,224)	(8,261)	(4,782)
Reinvested capital gains	41,666	3,731	14,619	-	-	-	4,265	-

Net increase (decrease) in contract owners’ equity resulting from operations	2,192	39,875	(50,985)	(13,270)	(576,889)	(151,649)	(4,798)	(3,321)

Equity transactions:
Purchase payments received from contract owners (note 2a and 6)	45,694	190,034	1,383,448	2,299,996	366,023	3,150,719	22,804	124,549
Transfers between subaccounts (including fixed account), net (note 6)	-	(5)	2	-	3,303	116,573	-	(1)
Surrenders and Death Benefits (notes 2c and note 4)	(9,032)	(21,882)	(1,413,261)	(868,054)	(310,892)	(246,719)	(9,994)	(5,191)
Net policy repayments (loans) (note 5)	4,525	(29,538)	1,656	9,693	803	2,848	-	-
Redemptions to pay cost of insurance charges and administration charges (note 2c)	(15,916)	(14,747)	(143,592)	(120,679)	(278,834)	(216,579)	(7,436)	(3,870)
Adjustments to maintain reserves	(29)	(22)	(730)	1,466	(1,471)	226	(48)	7

Net equity transactions	25,242	123,840	(172,477)	1,322,422	(221,068)	2,807,068	5,326	115,494

Net change in contract owners’ equity	27,434	163,715	(223,462)	1,309,152	(797,957)	2,655,419	528	112,173
Contract owners’ equity beginning of period	566,834	403,119	1,656,557	347,405	3,673,443	1,018,024	112,173	-

Contract owners’ equity end of period	$594,268	566,834	1,433,095	1,656,557	2,875,486	3,673,443	112,701	112,173

CHANGES IN UNITS:
Beginning units	4,028	3,134	7,280	838	9,579	1,626	1,154	-
Units purchased	369	1,452	6,638	11,147	1,240	9,293	238	1,271
Units redeemed	(188)	(558)	(7,428)	(4,705)	(1,854)	(1,340)	(187)	(117)

Ending units	4,209	4,028	6,490	7,280	8,965	9,579	1,205	1,154

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT-1

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2015 and 2014

	NVIE6		NVNMO1		NVNSR2		NVCRA1
	2015	2014	2015	2014	2015	2014	2015	2014
Investment activity:
Net investment income (loss)	$(1,390)	11,160	16,975	34,363	(36)	409	7,306	4,700
Realized gain (loss) on investments	8,822	6,361	439,201	751,327	28,811	4,493	6,977	19,704
Change in unrealized gain (loss) on investments	(31,154)	(21,885)	(1,943,839)	(2,306,958)	(53,910)	14,789	(51,060)	(26,882)
Reinvested capital gains	12,205	-	1,240,073	2,371,203	25,031	-	28,217	13,284

Net increase (decrease) in contract owners’ equity resulting from operations	(11,517)	(4,364)	(247,590)	849,935	(104)	19,691	(8,560)	10,806

Equity transactions:
Purchase payments received from contract owners (note 2a and 6)	10,344	10,623	649,069	720,318	6,925	8,494	101,920	74,463
Transfers between subaccounts (including fixed account), net (note 6)	-	(2)	60,132	(195,267)	(1)	(1)	-	(7)
Surrenders and Death Benefits (notes 2c and note 4)	(13,543)	3,063	(865,404)	(1,239,165)	(76,617)	(6,281)	-	(4,143)
Net policy repayments (loans) (note 5)	(1,658)	(2,933)	116,492	13,828	(52)	(172)	2,403	16,299
Redemptions to pay cost of insurance charges and administration charges (note 2c)	(23,005)	(21,646)	(895,629)	(928,124)	(5,103)	(6,836)	(32,605)	(31,839)
Adjustments to maintain reserves	58	(3)	(2,311)	3,221	53	17	(29)	(45)

Net equity transactions	(27,804)	(10,898)	(937,651)	(1,625,189)	(74,795)	(4,779)	71,689	54,728

Net change in contract owners’ equity	(39,321)	(15,262)	(1,185,241)	(775,254)	(74,899)	14,912	63,129	65,534
Contract owners’ equity beginning of period	345,354	360,616	14,685,682	15,460,936	220,332	205,420	344,713	279,179

Contract owners’ equity end of period	$306,033	345,354	13,500,441	14,685,682	145,433	220,332	407,842	344,713

CHANGES IN UNITS:
Beginning units	3,707	3,817	81,163	90,758	1,398	1,430	2,572	2,160
Units purchased	126	172	6,216	5,944	46	58	787	946
Units redeemed	(417)	(282)	(12,426)	(15,539)	(509)	(90)	(244)	(534)

Ending units	3,416	3,707	74,953	81,163	935	1,398	3,115	2,572

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT-1

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2015 and 2014

	NVCRB1		NVCCA1		NVCCN1		NVCMD1
	2015	2014	2015	2014	2015	2014	2015	2014
Investment activity:
Net investment income (loss)	$120	502	1,037	791	132	143	9,704	13,064
Realized gain (loss) on investments	2,400	445	336	354	(53)	40	77,740	11,353
Change in unrealized gain (loss) on investments	(2,803)	(570)	(5,102)	(897)	(475)	(210)	(130,685)	(13,852)
Reinvested capital gains	247	766	2,922	1,395	273	275	32,787	17,286

Net increase (decrease) in contract owners’ equity resulting from operations	(36)	1,143	(807)	1,643	(123)	248	(10,454)	27,851

Equity transactions:
Purchase payments received from contract owners (note 2a and 6)	1,184	1,184	2,199	6,554	1,450	1,354	59,623	85,147
Transfers between subaccounts (including fixed account), net (note 6)	-	(1)	-	(1)	-	-	(40)	(5)
Surrenders and Death Benefits (notes 2c and note 4)	(22,634)	(229)	(1,068)	(207)	-	-	(401,854)	-
Net policy repayments (loans) (note 5)	-	(66)	-	-	-	-	138	(130)
Redemptions to pay cost of insurance charges and administration charges (note 2c)	(2,313)	(3,858)	(2,560)	(1,874)	(1,733)	(1,597)	(80,749)	(59,676)
Adjustments to maintain reserves	62	(37)	(31)	53	(92)	(9)	13	35

Net equity transactions	(23,701)	(3,007)	(1,460)	4,525	(375)	(252)	(422,869)	25,371

Net change in contract owners’ equity	(23,737)	(1,864)	(2,267)	6,168	(498)	(4)	(433,323)	53,222
Contract owners’ equity beginning of period	30,382	32,246	43,039	36,871	9,236	9,240	756,445	703,223

Contract owners’ equity end of period	$6,645	30,382	40,772	43,039	8,738	9,236	323,122	756,445

CHANGES IN UNITS:
Beginning units	229	252	319	284	74	76	5,651	5,457
Units purchased	9	9	17	51	11	11	450	657
Units redeemed	(187)	(32)	(28)	(16)	(14)	(13)	(3,645)	(463)

Ending units	51	229	308	319	71	74	2,456	5,651

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT-1

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2015 and 2014

	NVCMA1		NVCMC1		NVCBD1		NVLCP1
	2015	2014	2015	2014	2015	2014	2015	2014
Investment activity:
Net investment income (loss)	$6,639	6,875	110	98	7,162	4,440	164	238
Realized gain (loss) on investments	5,714	43,912	20	72	(2,513)	1,458	-	(27)
Change in unrealized gain (loss) on investments	(44,171)	(63,730)	(449)	(124)	(11,005)	4,808	(440)	416
Reinvested capital gains	29,488	33,038	224	144	1,432	-	122	-

Net increase (decrease) in contract owners’ equity resulting from operations	(2,330)	20,095	(95)	190	(4,924)	10,706	(154)	627

Equity transactions:
Purchase payments received from contract owners (note 2a and 6)	35,401	90,636	1,009	987	144,443	84,286	1,393	1,318
Transfers between subaccounts (including fixed account), net (note 6)	-	(2)	-	-	-	(2)	-	-
Surrenders and Death Benefits (notes 2c and note 4)	(165,175)	(189,531)	-	-	(22,096)	(129,168)	-	(2,144)
Net policy repayments (loans) (note 5)	(9,258)	-	135	(127)	14,948	(14,803)	-	-
Redemptions to pay cost of insurance charges and administration charges (note 2c)	(29,096)	(32,725)	(918)	(878)	(44,742)	(40,481)	(1,273)	(1,192)
Adjustments to maintain reserves	14	(71)	35	12	(56)	80	10	(3)

Net equity transactions	(168,114)	(131,693)	261	(6)	92,497	(100,088)	130	(2,021)

Net change in contract owners’ equity	(170,444)	(111,598)	166	184	87,573	(89,382)	(24)	(1,394)
Contract owners’ equity beginning of period	405,843	517,441	5,611	5,427	223,379	312,761	15,367	16,761

Contract owners’ equity end of period	$235,399	405,843	5,777	5,611	310,952	223,379	15,343	15,367

CHANGES IN UNITS:
Beginning units	3,021	4,001	43	43	1,707	2,493	109	124
Units purchased	267	694	9	9	1,224	661	10	9
Units redeemed	(1,497)	(1,674)	(7)	(9)	(521)	(1,447)	(9)	(24)

Ending units	1,791	3,021	45	43	2,410	1,707	110	109

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT-1

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2015 and 2014

	TRF4		GBF		GBF4		CAF4
	2015	2014	2015	2014	2015	2014	2015	2014
Investment activity:
Net investment income (loss)	$689,249	631,251	4,601	6,197	147,052	204,226	(66,128)	(68,015)
Realized gain (loss) on investments	2,662,248	2,275,830	(7,023)	(2,919)	(228,537)	(153,911)	1,263,171	1,269,108
Change in unrealized gain (loss) on investments	(2,957,384)	8,993,573	(900)	15,335	(10,587)	540,294	(2,902,970)	927,132
Reinvested capital gains	-	-	-	-	-	-	2,516,102	-

Net increase (decrease) in contract owners’ equity resulting from operations	394,113	11,900,654	(3,322)	18,613	(92,072)	590,609	810,175	2,128,225

Equity transactions:
Purchase payments received from contract owners (note 2a and 6)	3,512,877	3,806,658	542,313	48,967	1,924,230	998,332	992,340	1,149,233
Transfers between subaccounts (including fixed account), net (note 6)	(442,274)	(723,726)	-	(1)	(74,037)	(167,436)	(46,761)	(27,653)
Surrenders and Death Benefits (notes 2c and note 4)	(6,125,170)	(6,761,706)	(538,788)	(12,478)	(2,494,271)	(1,215,013)	(1,604,745)	(1,683,085)
Net policy repayments (loans) (note 5)	954,178	996,068	376	(7,113)	198,549	168,284	(33,479)	(74,574)
Redemptions to pay cost of insurance charges and administration charges (note 2c)	(4,897,127)	(4,883,024)	(32,746)	(35,408)	(1,126,763)	(1,193,312)	(1,230,443)	(1,261,336)
Adjustments to maintain reserves	(9,515)	53,451	(72)	50	197	826	(2,369)	(96)

Net equity transactions	(7,007,031)	(7,512,279)	(28,917)	(5,983)	(1,572,095)	(1,408,319)	(1,925,457)	(1,897,511)

Net change in contract owners’ equity	(6,612,918)	4,388,375	(32,239)	12,630	(1,664,167)	(817,710)	(1,115,282)	230,714
Contract owners’ equity beginning of period	110,907,436	106,519,061	509,009	496,379	14,814,759	15,632,469	21,217,632	20,986,918

Contract owners’ equity end of period	$104,294,518	110,907,436	476,770	509,009	13,150,592	14,814,759	20,102,350	21,217,632

CHANGES IN UNITS:
Beginning units	69,074	75,252	3,547	3,590	30,776	33,377	84,350	92,231
Units purchased	5,262	5,684	3,894	422	6,567	3,175	4,878	6,540
Units redeemed	(10,973)	(11,862)	(4,090)	(465)	(10,292)	(5,776)	(11,985)	(14,421)

Ending units	63,363	69,074	3,351	3,547	27,051	30,776	77,243	84,350

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT-1

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2015 and 2014

	GVIDA		NVDBL2		NVDCA2		GVIDC
	2015	2014	2015	2014	2015	2014	2015	2014
Investment activity:
Net investment income (loss)	$36,112	43,229	161	263	93	104	12,107	15,070
Realized gain (loss) on investments	231,611	198,785	1,131	876	157	86	2,376	28,763
Change in unrealized gain (loss) on investments	(348,974)	(52,178)	(1,843)	(533)	(813)	153	(61,982)	(39,064)
Reinvested capital gains	-	-	452	97	409	143	42,457	49,495

Net increase (decrease) in contract owners’ equity resulting from operations	(81,251)	189,836	(99)	703	(154)	486	(5,042)	54,264

Equity transactions:
Purchase payments received from contract owners (note 2a and 6)	710,708	415,032	1,195	12,766	1,459	2,549	88,380	198,207
Transfers between subaccounts (including fixed account), net (note 6)	(8)	(61)	-	-	-	-	(118)	(7)
Surrenders and Death Benefits (notes 2c and note 4)	(283,933)	(460,527)	(19)	(3)	-	-	(255,142)	(633,466)
Net policy repayments (loans) (note 5)	(25,199)	(44,114)	-	-	-	-	4,962	3,340
Redemptions to pay cost of insurance charges and administration charges (note 2c)	(254,904)	(260,926)	(7,644)	(6,115)	(942)	(427)	(84,243)	(113,400)
Adjustments to maintain reserves	(810)	1,258	(17)	48	47	(60)	(291)	(255)

Net equity transactions	145,854	(349,338)	(6,485)	6,696	564	2,062	(246,452)	(545,581)

Net change in contract owners’ equity	64,603	(159,502)	(6,584)	7,399	410	2,548	(251,494)	(491,317)
Contract owners’ equity beginning of period	4,704,068	4,863,570	24,857	17,458	10,442	7,894	1,454,217	1,945,534

Contract owners’ equity end of period	$4,768,671	4,704,068	18,273	24,857	10,852	10,442	1,202,723	1,454,217

CHANGES IN UNITS:
Beginning units	19,107	20,608	155	113	57	45	9,031	13,089
Units purchased	3,014	1,877	7	80	8	14	572	985
Units redeemed	(2,395)	(3,378)	(47)	(38)	(5)	(2)	(2,236)	(5,043)

Ending units	19,726	19,107	115	155	60	57	7,367	9,031

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT-1

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2015 and 2014

	GVIDM		GVDMA		GVDMC		MCIF
	2015	2014	2015	2014	2015	2014	2015	2014
Investment activity:
Net investment income (loss)	$381,269	441,289	180,749	244,707	29,133	33,648	16,175	15,573
Realized gain (loss) on investments	1,623,345	2,045,573	869,457	587,876	72,276	54,524	249,689	334,525
Change in unrealized gain (loss) on investments	(4,008,112)	(608,123)	(1,825,141)	249,935	(276,013)	(27,795)	(716,340)	(205,906)
Reinvested capital gains	1,653,969	-	464,032	-	151,685	56,353	309,671	235,235

Net increase (decrease) in contract owners’ equity resulting from operations	(349,529)	1,878,739	(310,903)	1,082,518	(22,919)	116,730	(140,805)	379,427

Equity transactions:
Purchase payments received from contract owners (note 2a and 6)	2,741,997	3,414,742	1,680,026	1,997,849	154,937	337,202	328,447	257,540
Transfers between subaccounts (including fixed account), net (note 6)	(316,668)	(305,252)	(211)	(231)	4	(11)	(1)	(45)
Surrenders and Death Benefits (notes 2c and note 4)	(2,547,242)	(4,019,842)	(1,849,143)	(3,138,322)	(118,846)	(123,454)	(372,113)	(478,438)
Net policy repayments (loans) (note 5)	188,549	74,034	(886)	(42,026)	12,665	300	6,357	16,804
Redemptions to pay cost of insurance charges and administration charges (note 2c)	(2,953,887)	(3,147,233)	(1,567,602)	(1,808,513)	(172,938)	(185,760)	(205,586)	(205,397)
Adjustments to maintain reserves	(10,080)	(965)	180	875	26	23	2,372	(1,513)

Net equity transactions	(2,897,331)	(3,984,516)	(1,737,636)	(2,990,368)	(124,152)	28,300	(240,524)	(411,049)

Net change in contract owners’ equity	(3,246,860)	(2,105,777)	(2,048,539)	(1,907,850)	(147,071)	145,030	(381,329)	(31,622)
Contract owners’ equity beginning of period	41,975,373	44,081,150	25,611,709	27,519,559	3,061,629	2,916,599	4,615,290	4,646,912

Contract owners’ equity end of period	$38,728,513	41,975,373	23,563,170	25,611,709	2,914,558	3,061,629	4,233,961	4,615,290

CHANGES IN UNITS:
Beginning units	126,560	142,974	107,649	115,628	15,002	15,416	11,949	13,022
Units purchased	11,837	13,469	7,930	8,717	1,015	1,282	973	945
Units redeemed	(20,894)	(29,884)	(15,173)	(16,696)	(1,657)	(1,696)	(1,626)	(2,018)

Ending units	117,503	126,560	100,406	107,649	14,360	15,002	11,296	11,949

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT-1

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2015 and 2014

	NVMIG1		GVDIVI		GVDIV4		NVMLG1
	2015	2014	2015	2014	2015	2014	2015	2014
Investment activity:
Net investment income (loss)	$(340)	9,282	76,578	212,213	46,368	395,580	(11,343)	(10,514)
Realized gain (loss) on investments	(39,336)	(469)	(178,444)	(21,750)	(901,903)	(740,755)	197,312	273,050
Change in unrealized gain (loss) on investments	(74,639)	(131,623)	(630,053)	(1,695,917)	386,666	(743,879)	(429,243)	(169,227)
Reinvested capital gains	94,010	84,416	-	-	-	-	359,101	307,591

Net increase (decrease) in contract owners’ equity resulting from operations	(20,305)	(38,394)	(731,919)	(1,505,454)	(468,869)	(1,089,054)	115,827	400,900

Equity transactions:
Purchase payments received from contract owners (note 2a and 6)	141,961	1,728,380	1,210,795	13,367,346	152,368	138,395	282,459	270,641
Transfers between subaccounts (including fixed account), net (note 6)	(99)	27	(133,162)	3,995,900	(36,829)	(15,997)	(11)	(56)
Surrenders and Death Benefits (notes 2c and note 4)	(219,090)	(71,037)	(1,564,870)	(283,617)	(412,873)	(639,332)	(427,649)	(635,912)
Net policy repayments (loans) (note 5)	1,780	3,743	78,345	47,618	39,301	53,361	6,745	(11,792)
Redemptions to pay cost of insurance charges and administration charges (note 2c)	(106,935)	(67,911)	(898,229)	(626,993)	(720,832)	(773,500)	(262,186)	(260,484)
Adjustments to maintain reserves	60	1,815	(3,904)	18,834	(2,067)	(3,374)	(380)	1,392

Net equity transactions	(182,323)	1,595,017	(1,311,025)	16,519,088	(980,932)	(1,240,447)	(401,022)	(636,211)

Net change in contract owners’ equity	(202,628)	1,556,623	(2,042,944)	15,013,634	(1,449,801)	(2,329,501)	(285,195)	(235,311)
Contract owners’ equity beginning of period	1,556,623	-	15,013,634	-	9,653,266	11,982,767	4,376,302	4,611,613

Contract owners’ equity end of period	$1,353,995	1,556,623	12,970,690	15,013,634	8,203,465	9,653,266	4,091,107	4,376,302

CHANGES IN UNITS:
Beginning units	15,969	-	130,618	-	15,761	18,063	27,472	31,854
Units purchased	1,508	17,595	14,958	142,966	396	370	1,931	2,062
Units redeemed	(3,420)	(1,626)	(25,979)	(12,348)	(2,392)	(2,672)	(4,509)	(6,444)

Ending units	14,057	15,969	119,597	130,618	13,765	15,761	24,894	27,472

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT-1

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2015 and 2014

	NVMLV1		NVMMG1		NVMMV2		SCGF
	2015	2014	2015	2014	2015	2014	2015	2014
Investment activity:
Net investment income (loss)	$15,019	28,315	(350,844)	(347,098)	24,877	40,093	(13,537)	(15,348)
Realized gain (loss) on investments	341,060	111,844	2,752,422	2,551,819	289,864	327,086	303,527	133,887
Change in unrealized gain (loss) on investments	(786,413)	(88,050)	(10,011,731)	(6,959,009)	(1,181,267)	(856,077)	(537,704)	(381,412)
Reinvested capital gains	335,108	322,654	7,428,591	6,409,907	658,041	1,428,442	249,647	310,477

Net increase (decrease) in contract owners’ equity resulting from operations	(95,226)	374,763	(181,562)	1,655,619	(208,485)	939,544	1,933	47,604

Equity transactions:
Purchase payments received from contract owners (note 2a and 6)	187,440	1,297,652	2,331,145	2,157,257	476,765	300,209	210,001	141,565
Transfers between subaccounts (including fixed account), net (note 6)	(1)	(145)	(30,835)	(53,364)	(9)	(176)	(2)	(53)
Surrenders and Death Benefits (notes 2c and note 4)	(1,426,376)	(340,882)	(4,098,173)	(3,688,991)	(777,729)	(640,100)	(603,124)	(159,524)
Net policy repayments (loans) (note 5)	17,148	(7,525)	23,604	(7,121)	18,245	10,106	24,584	218,881
Redemptions to pay cost of insurance charges and administration charges (note 2c)	(199,831)	(209,749)	(2,651,145)	(2,675,718)	(358,684)	(341,442)	(106,323)	(98,345)
Adjustments to maintain reserves	(403)	311	(7,343)	356	(42)	(105)	(397)	480

Net equity transactions	(1,422,023)	739,662	(4,432,747)	(4,267,581)	(641,454)	(671,508)	(475,261)	103,004

Net change in contract owners’ equity	(1,517,249)	1,114,425	(4,614,309)	(2,611,962)	(849,939)	268,036	(473,328)	150,608
Contract owners’ equity beginning of period	4,451,301	3,336,876	52,708,245	55,320,207	6,395,581	6,127,545	2,323,780	2,173,172

Contract owners’ equity end of period	$2,934,052	4,451,301	48,093,936	52,708,245	5,545,642	6,395,581	1,850,452	2,323,780

CHANGES IN UNITS:
Beginning units	29,349	23,337	226,323	247,024	35,262	39,246	9,191	8,713
Units purchased	1,408	9,540	15,223	15,337	3,192	2,089	985	1,749
Units redeemed	(11,061)	(3,528)	(36,226)	(36,038)	(6,743)	(6,073)	(3,006)	(1,271)

Ending units	19,696	29,349	205,320	226,323	31,711	35,262	7,170	9,191

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT-1

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2015 and 2014

	SCVF4		SCF4		MSBF		GVEX4
	2015	2014	2015	2014	2015	2014	2015	2014
Investment activity:
Net investment income (loss)	$(3,127)	(35,419)	(52,856)	(93,120)	18,175	40,580	1,575,329	1,609,899
Realized gain (loss) on investments	386,779	754,216	274,828	185,065	19,900	30,099	6,612,542	6,672,197
Change in unrealized gain (loss) on investments	(3,695,826)	(1,416,629)	(2,293,345)	(2,839,982)	(93,711)	(15,736)	(9,389,417)	8,362,927
Reinvested capital gains	1,985,803	1,966,078	1,711,848	2,732,512	-	-	1,995,771	-

Net increase (decrease) in contract owners’ equity resulting from operations	(1,326,371)	1,268,246	(359,525)	(15,525)	(55,636)	54,943	794,225	16,645,023

Equity transactions:
Purchase payments received from contract owners (note 2a and 6)	765,168	876,881	1,020,266	1,073,198	162,064	240,598	7,517,313	8,531,891
Transfers between subaccounts (including fixed account), net (note 6)	(48,964)	(43,758)	54,152	7,682	-	(9)	(76,922)	244,952
Surrenders and Death Benefits (notes 2c and note 4)	(1,521,483)	(2,511,778)	(1,180,534)	(1,400,764)	(282,947)	(192,969)	(8,985,881)	(9,169,964)
Net policy repayments (loans) (note 5)	(4,564)	58,559	109,485	(82,715)	14,814	13,359	188,386	(441,040)
Redemptions to pay cost of insurance charges and administration charges (note 2c)	(1,043,902)	(1,096,747)	(1,157,068)	(1,225,275)	(149,099)	(152,911)	(9,553,805)	(9,701,899)
Adjustments to maintain reserves	1,495	(265)	(2,797)	(109,598)	(1,418)	1,169	(7,486)	49,702

Net equity transactions	(1,852,250)	(2,717,108)	(1,156,496)	(1,737,472)	(256,586)	(90,763)	(10,918,395)	(10,486,358)

Net change in contract owners’ equity	(3,178,621)	(1,448,862)	(1,516,021)	(1,752,997)	(312,222)	(35,820)	(10,124,170)	6,158,665
Contract owners’ equity beginning of period	21,052,039	22,500,901	17,547,815	19,300,812	1,706,653	1,742,473	144,610,186	138,451,521

Contract owners’ equity end of period	$17,873,418	21,052,039	16,031,794	17,547,815	1,394,431	1,706,653	134,486,016	144,610,186

CHANGES IN UNITS:
Beginning units	55,642	63,460	51,975	57,570	8,671	8,969	187,921	204,323
Units purchased	3,633	3,965	4,835	4,992	972	1,272	13,266	15,049
Units redeemed	(8,745)	(11,783)	(8,878)	(10,587)	(2,264)	(1,570)	(28,050)	(31,451)

Ending units	50,530	55,642	47,932	51,975	7,379	8,671	173,137	187,921

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT-1

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2015 and 2014

	NVSTB2		NVOLG1		NVTIV3		EIF4
	2015	2014	2015	2014	2015	2014	2015	2014
Investment activity:
Net investment income (loss)	$10,659	2,275	(55,985)	37,735	3,723	6,538	136,784	173,961
Realized gain (loss) on investments	(70)	3,993	3,882,161	4,677,762	(2,457)	9,752	476,313	530,990
Change in unrealized gain (loss) on investments	(22,767)	(7,960)	(14,480,321)	(7,499,148)	(30,787)	(53,962)	(1,717,124)	682,830
Reinvested capital gains	-	-	15,096,673	10,850,117	13,341	11,056	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(12,178)	(1,692)	4,442,528	8,066,466	(16,180)	(26,616)	(1,104,027)	1,387,781

Equity transactions:
Purchase payments received from contract owners (note 2a and 6)	185,682	207,700	4,359,874	4,762,416	60,593	146,940	806,625	896,957
Transfers between subaccounts (including fixed account), net (note 6)	-	-	(453,489)	(425,383)	9,959	17,949	(2,911)	(58,111)
Surrenders and Death Benefits (notes 2c and note 4)	(78,855)	(328,350)	(8,589,526)	(9,809,630)	(198)	(86,810)	(1,345,534)	(1,280,246)
Net policy repayments (loans) (note 5)	2,244	677	(37,185)	(216,715)	(14,969)	613	(5,557)	(8,015)
Redemptions to pay cost of insurance charges and administration charges (note 2c)	(87,733)	(94,624)	(5,810,073)	(5,964,497)	(7,942)	(6,568)	(953,367)	(1,008,605)
Adjustments to maintain reserves	(65)	(83)	(3,445)	(282)	(547)	(80)	(1,214)	(2,576)

Net equity transactions	21,273	(214,680)	(10,533,844)	(11,654,091)	46,896	72,044	(1,501,958)	(1,460,596)

Net change in contract owners’ equity	9,095	(216,372)	(6,091,316)	(3,587,625)	30,716	45,428	(2,605,985)	(72,815)
Contract owners’ equity beginning of period	1,108,216	1,324,588	102,822,228	106,409,853	244,224	198,796	17,157,897	17,230,712

Contract owners’ equity end of period	$1,117,311	1,108,216	96,730,912	102,822,228	274,940	244,224	14,551,912	17,157,897

CHANGES IN UNITS:
Beginning units	10,096	12,037	329,574	369,714	1,332	1,204	54,234	59,533
Units purchased	2,098	2,374	18,928	22,341	395	813	4,428	4,081
Units redeemed	(1,911)	(4,315)	(51,180)	(62,482)	(175)	(685)	(9,282)	(9,380)

Ending units	10,283	10,096	297,322	329,574	1,552	1,332	49,380	54,234

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT-1

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2015 and 2014

	NVRE1		SAM4		ALVGIA		ALVSVA
	2015	2014	2015	2014	2015	2014	2015	2014
Investment activity:
Net investment income (loss)	$82,206	92,111	(201,329)	(212,070)	17,367	15,195	2,691	429
Realized gain (loss) on investments	(29,589)	224,705	-	8	249,859	408,918	126,012	123,412
Change in unrealized gain (loss) on investments	(970,345)	(347,482)	-	-	(239,732)	(225,932)	(795,890)	(240,852)
Reinvested capital gains	630,755	997,516	-	-	-	-	484,822	383,368

Net increase (decrease) in contract owners’ equity resulting from operations	(286,973)	966,850	(201,329)	(212,062)	27,494	198,181	(182,365)	266,357

Equity transactions:
Purchase payments received from contract owners (note 2a and 6)	769,736	532,652	15,562,976	12,143,480	262,679	505,427	202,372	205,142
Transfers between subaccounts (including fixed account), net (note 6)	(2)	(24)	495,073	230,691	(347)	(9)	(411)	(34)
Surrenders and Death Benefits (notes 2c and note 4)	(536,807)	(634,238)	(13,342,893)	(11,643,573)	(336,118)	(781,194)	(485,202)	(260,898)
Net policy repayments (loans) (note 5)	(12,528)	11,724	31,155	(228,244)	13,480	(6,389)	(3,816)	(23,235)
Redemptions to pay cost of insurance charges and administration charges (note 2c)	(222,878)	(203,866)	(3,975,078)	(4,089,480)	(189,734)	(189,750)	(165,718)	(158,537)
Adjustments to maintain reserves	(120)	30	(3,472)	(1,267)	(156)	(1,377)	2,723	252

Net equity transactions	(2,599)	(293,722)	(1,232,239)	(3,588,393)	(250,196)	(473,292)	(450,052)	(237,310)

Net change in contract owners’ equity	(289,572)	673,128	(1,433,568)	(3,800,455)	(222,702)	(275,111)	(632,417)	29,047
Contract owners’ equity beginning of period	4,271,963	3,598,835	29,701,311	33,501,766	2,645,344	2,920,455	3,299,322	3,270,275

Contract owners’ equity end of period	$3,982,391	4,271,963	28,267,743	29,701,311	2,422,642	2,645,344	2,666,905	3,299,322

CHANGES IN UNITS:
Beginning units	28,457	30,682	133,947	150,332	8,860	9,101	7,462	8,075
Units purchased	5,735	4,261	92,589	67,073	1,068	1,640	538	571
Units redeemed	(5,957)	(6,486)	(99,424)	(83,459)	(2,049)	(1,881)	(1,673)	(1,184)

Ending units	28,235	28,457	127,112	133,947	7,879	8,860	6,327	7,462

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT-1

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2015 and 2014

	ACVIG		ACVIP2		ACVI		ACVMV1
	2015	2014	2015	2014	2015	2014	2015	2014
Investment activity:
Net investment income (loss)	$26,369	24,613	24,462	12,236	(575)	3,942	11,178	6,163
Realized gain (loss) on investments	141,818	131,687	(50,902)	(12,699)	11,778	26,611	59,187	96,473
Change in unrealized gain (loss) on investments	(458,891)	46,179	(20,644)	1,917	(9,098)	(47,568)	(147,598)	(1,551)
Reinvested capital gains	165,563	-	-	51,730	-	-	53,341	83,724

Net increase (decrease) in contract owners’ equity resulting from operations	(125,141)	202,479	(47,084)	53,184	2,105	(17,015)	(23,892)	184,809

Equity transactions:
Purchase payments received from contract owners (note 2a and 6)	171,858	378,955	185,542	311,921	17,336	8,434	131,295	226,939
Transfers between subaccounts (including fixed account), net (note 6)	-	(21)	(104)	(10)	-	(3)	1	12
Surrenders and Death Benefits (notes 2c and note 4)	(198,097)	(150,814)	(468,296)	(225,337)	(27,364)	(52,622)	(150,852)	(313,409)
Net policy repayments (loans) (note 5)	(8,807)	(7,906)	(2,375)	(9,624)	(191)	(260)	(7,648)	(9,019)
Redemptions to pay cost of insurance charges and administration charges (note 2c)	(122,663)	(109,513)	(183,158)	(217,564)	(34,663)	(25,378)	(54,558)	(59,037)
Adjustments to maintain reserves	667	237	944	(759)	(560)	(23)	279	(196)

Net equity transactions	(157,042)	110,938	(467,447)	(141,373)	(45,442)	(69,852)	(81,483)	(154,710)

Net change in contract owners’ equity	(282,183)	313,417	(514,531)	(88,189)	(43,337)	(86,867)	(105,375)	30,099
Contract owners’ equity beginning of period	2,031,969	1,718,552	2,004,412	2,092,601	280,096	366,963	1,208,983	1,178,884

Contract owners’ equity end of period	$1,749,786	2,031,969	1,489,881	2,004,412	236,759	280,096	1,103,608	1,208,983

CHANGES IN UNITS:
Beginning units	7,594	7,219	11,582	12,680	227	286	4,736	5,341
Units purchased	746	1,468	1,357	1,813	13	13	603	1,021
Units redeemed	(1,429)	(1,093)	(4,104)	(2,911)	(105)	(72)	(923)	(1,626)

Ending units	6,911	7,594	8,835	11,582	135	227	4,416	4,736

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT-1

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2015 and 2014

	ACVU1		DVSCS		DCAP		DSC
	2015	2014	2015	2014	2015	2014	2015	2014
Investment activity:
Net investment income (loss)	$(141)	(199)	2,067	(13,520)	26,005	33,406	(4,790)	(4,921)
Realized gain (loss) on investments	1,008	8,676	843,428	675,341	185,007	245,670	9,911	21,157
Change in unrealized gain (loss) on investments	(3,937)	(4,162)	(1,732,232)	(778,100)	(417,596)	(144,678)	(37,393)	(11,316)
Reinvested capital gains	7,332	-	642,453	541,156	126,179	81,186	11,372	-

Net increase (decrease) in contract owners’ equity resulting from operations	4,262	4,315	(244,284)	424,877	(80,405)	215,584	(20,900)	4,920

Equity transactions:
Purchase payments received from contract owners (note 2a and 6)	6,809	62,480	757,391	960,522	173,746	212,475	68,971	73,391
Transfers between subaccounts (including fixed account), net (note 6)	-	(1)	(160)	(307)	(294)	6	-	(12)
Surrenders and Death Benefits (notes 2c and note 4)	(204)	(18,426)	(1,036,654)	(762,882)	(336,495)	(382,010)	(58,942)	(141,988)
Net policy repayments (loans) (note 5)	-	-	(24,120)	(36,983)	1,960	(5,840)	85	395
Redemptions to pay cost of insurance charges and administration charges (note 2c)	(2,118)	(2,370)	(429,485)	(458,130)	(169,601)	(180,337)	(25,170)	(25,411)
Adjustments to maintain reserves	(357)	(973)	2,134	(369)	(149)	(1,748)	(1,172)	312

Net equity transactions	4,130	40,710	(730,894)	(298,149)	(330,833)	(357,454)	(16,228)	(93,313)

Net change in contract owners’ equity	8,392	45,025	(975,178)	126,728	(411,238)	(141,870)	(37,128)	(88,393)
Contract owners’ equity beginning of period	74,954	29,929	10,087,017	9,960,289	2,934,777	3,076,647	750,035	838,428

Contract owners’ equity end of period	$83,346	74,954	9,111,839	10,087,017	2,523,539	2,934,777	712,907	750,035

CHANGES IN UNITS:
Beginning units	38	22	27,539	28,636	13,438	14,945	1,765	2,088
Units purchased	3	33	2,529	3,038	910	1,031	191	293
Units redeemed	(1)	(17)	(4,226)	(4,135)	(2,440)	(2,538)	(302)	(616)

Ending units	40	38	25,842	27,539	11,908	13,438	1,654	1,765

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT-1

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2015 and 2014

	FVCA2P		FQB		FEIP		FHIP
	2015	2014	2015	2014	2015	2014	2015	2014
Investment activity:
Net investment income (loss)	$1,012	1,135	71,922	79,314	2,123,509	1,994,216	676,232	398,115
Realized gain (loss) on investments	(1,409)	(1)	(11,243)	7,627	(1,921,356)	(75,071)	274,566	435,115
Change in unrealized gain (loss) on investments	(6,840)	(24,093)	(83,076)	(6,808)	(12,382,649)	4,069,217	(1,621,187)	(795,778)
Reinvested capital gains	146	21,166	-	-	8,249,338	1,287,071	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(7,091)	(1,793)	(22,397)	80,133	(3,931,158)	7,275,433	(670,389)	37,452

Equity transactions:
Purchase payments received from contract owners (note 2a and 6)	10,815	7,815	357,851	323,670	4,986,001	5,408,853	5,596,495	946,099
Transfers between subaccounts (including fixed account), net (note 6)	-	(1)	1	(4)	(208,563)	(2,831)	(958)	78,957
Surrenders and Death Benefits (notes 2c and note 4)	(9,619)	(3,276)	(212,997)	(480,237)	(7,156,812)	(8,490,707)	(990,659)	(647,464)
Net policy repayments (loans) (note 5)	329	1,075	18,487	(1,812)	(20,830)	428,565	20,116	11,991
Redemptions to pay cost of insurance charges and administration charges (note 2c)	(7,984)	(7,751)	(210,866)	(212,857)	(6,133,692)	(6,321,820)	(800,883)	(624,352)
Adjustments to maintain reserves	(981)	689	729	(744)	3,540	(188)	(203)	608

Net equity transactions	(7,440)	(1,449)	(46,795)	(371,984)	(8,530,356)	(8,978,128)	3,823,908	(234,161)

Net change in contract owners’ equity	(14,531)	(3,242)	(69,192)	(291,851)	(12,461,514)	(1,702,695)	3,153,519	(196,709)
Contract owners’ equity beginning of period	109,142	112,384	2,326,764	2,618,615	92,695,125	94,397,820	7,569,002	7,765,711

Contract owners’ equity end of period	$94,611	109,142	2,257,572	2,326,764	80,233,611	92,695,125	10,722,521	7,569,002

CHANGES IN UNITS:
Beginning units	591	599	12,420	13,941	123,782	136,521	14,509	14,624
Units purchased	70	57	2,382	2,108	9,973	10,252	20,303	2,189
Units redeemed	(104)	(65)	(2,289)	(3,629)	(22,279)	(22,991)	(4,493)	(2,304)

Ending units	557	591	12,513	12,420	111,476	123,782	30,319	14,509

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT-1

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2015 and 2014

	FAMP		FNRS2		FEIS		FF10S
	2015	2014	2015	2014	2015	2014	2015	2014
Investment activity:
Net investment income (loss)	$267,122	260,374	2,452	(1,323)	129,073	113,553	1,828	2,354
Realized gain (loss) on investments	307,801	500,716	(27,130)	86,166	104,654	29,877	19,760	2,570
Change in unrealized gain (loss) on investments	(2,730,726)	(626,676)	(351,718)	(339,440)	(1,005,197)	187,867	(22,011)	691
Reinvested capital gains	2,067,804	1,439,914	48,697	20,950	507,305	77,772	626	4,510

Net increase (decrease) in contract owners’ equity resulting from operations	(87,999)	1,574,328	(327,699)	(233,647)	(264,165)	409,069	203	10,125

Equity transactions:
Purchase payments received from contract owners (note 2a and 6)	2,198,060	2,297,839	444,937	269,180	419,372	491,577	30,781	10,642
Transfers between subaccounts (including fixed account), net (note 6)	(18,058)	(199,700)	6	7	279	(324)	(1)	(1)
Surrenders and Death Benefits (notes 2c and note 4)	(1,908,527)	(1,763,167)	(389,028)	(163,457)	(200,614)	(382,377)	(95,801)	(1,797)
Net policy repayments (loans) (note 5)	(39,835)	213,314	(10,079)	(2,955)	(27,930)	(27,185)	-	90
Redemptions to pay cost of insurance charges and administration charges (note 2c)	(2,585,601)	(2,628,222)	(105,037)	(109,767)	(282,277)	(304,753)	(17,300)	(18,251)
Adjustments to maintain reserves	(1,006)	2,176	186	16	80	(148)	(86)	90

Net equity transactions	(2,354,967)	(2,077,760)	(59,015)	(6,976)	(91,090)	(223,210)	(82,407)	(9,227)

Net change in contract owners’ equity	(2,442,966)	(503,432)	(386,714)	(240,623)	(355,255)	185,859	(82,204)	898
Contract owners’ equity beginning of period	30,545,911	31,049,343	1,585,713	1,826,336	5,623,304	5,437,445	288,919	288,021

Contract owners’ equity end of period	$28,102,945	30,545,911	1,198,999	1,585,713	5,268,049	5,623,304	206,715	288,919

CHANGES IN UNITS:
Beginning units	55,426	59,764	8,588	8,567	24,422	25,465	1,739	1,796
Units purchased	4,869	4,963	2,672	1,629	2,384	2,348	188	66
Units redeemed	(9,244)	(9,301)	(3,009)	(1,608)	(2,772)	(3,391)	(672)	(123)

Ending units	51,051	55,426	8,251	8,588	24,034	24,422	1,255	1,739

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT-1

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2015 and 2014

	FF20S		FF30S		FGP		FGS
	2015	2014	2015	2014	2015	2014	2015	2014
Investment activity:
Net investment income (loss)	$20,136	17,264	18,367	15,927	(520,119)	(619,623)	(19,789)	(21,528)
Realized gain (loss) on investments	33,788	37,597	61,158	8,287	7,632,522	8,255,880	81,537	134,082
Change in unrealized gain (loss) on investments	(81,597)	(14,615)	(112,433)	16,408	(2,936,516)	5,458,470	39,369	208,777
Reinvested capital gains	8,205	33,007	10,861	38,486	4,005,286	-	101,879	-

Net increase (decrease) in contract owners’ equity resulting from operations	(19,468)	73,253	(22,047)	79,108	8,181,173	13,094,727	202,996	321,331

Equity transactions:
Purchase payments received from contract owners (note 2a and 6)	81,272	188,856	102,509	211,948	7,412,603	7,972,562	253,489	247,762
Transfers between subaccounts (including fixed account), net (note 6)	-	(9)	-	(13)	83,550	(92,714)	(1)	(64)
Surrenders and Death Benefits (notes 2c and note 4)	(21,555)	(39,770)	(79,929)	(21,101)	(9,943,585)	(10,928,230)	(138,731)	(318,707)
Net policy repayments (loans) (note 5)	(80)	29,897	(8,865)	(2,559)	113,581	423,736	(5,741)	(12,455)
Redemptions to pay cost of insurance charges and administration charges (note 2c)	(126,598)	(115,599)	(88,171)	(79,473)	(8,862,039)	(8,939,261)	(164,113)	(188,262)
Adjustments to maintain reserves	92	(37)	30	(55)	(5,560)	48,884	(51)	80

Net equity transactions	(66,869)	63,338	(74,426)	108,747	(11,201,450)	(11,515,023)	(55,148)	(271,646)

Net change in contract owners’ equity	(86,337)	136,591	(96,473)	187,855	(3,020,277)	1,579,704	147,848	49,685
Contract owners’ equity beginning of period	1,937,606	1,801,015	2,086,187	1,898,332	129,569,961	127,990,257	3,244,487	3,194,802

Contract owners’ equity end of period	$1,851,269	1,937,606	1,989,714	2,086,187	126,549,684	129,569,961	3,392,335	3,244,487

CHANGES IN UNITS:
Beginning units	11,233	10,854	11,624	11,010	177,709	196,502	13,095	14,230
Units purchased	495	1,382	582	1,232	13,536	14,777	1,047	1,149
Units redeemed	(883)	(1,003)	(997)	(618)	(29,293)	(33,570)	(1,256)	(2,284)

Ending units	10,845	11,233	11,209	11,624	161,952	177,709	12,886	13,095

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT-1

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2015 and 2014

	FIGBP		FIGBS		FMCS		FOP
	2015	2014	2015	2014	2015	2014	2015	2014
Investment activity:
Net investment income (loss)	$458,828	388,094	27,378	21,482	(36,881)	(66,466)	257,340	78,516
Realized gain (loss) on investments	333,422	290,472	4,600	4,488	332,421	401,729	(450,054)	(252,310)
Change in unrealized gain (loss) on investments	(1,115,693)	700,310	(55,314)	46,420	(1,933,369)	31,553	(706,627)	(960,620)
Reinvested capital gains	20,376	11,084	1,213	599	1,429,871	289,257	31,188	3,367

Net increase (decrease) in contract owners’ equity resulting from operations	(303,067)	1,389,960	(22,123)	72,989	(207,958)	656,073	(868,153)	(1,131,047)

Equity transactions:
Purchase payments received from contract owners (note 2a and 6)	1,821,691	1,805,955	140,612	139,517	729,643	826,561	19,689,929	375,584
Transfers between subaccounts (including fixed account), net (note 6)	(141,859)	215,688	41	(44)	53	(396)	3,862,442	(61,378)
Surrenders and Death Benefits (notes 2c and note 4)	(2,422,416)	(3,243,844)	(49,279)	(60,277)	(1,370,432)	(1,255,961)	(2,149,037)	(1,262,975)
Net policy repayments (loans) (note 5)	136,622	51,982	1,957	(253)	30,398	(27,978)	(23,606)	62,077
Redemptions to pay cost of insurance charges and administration charges (note 2c)	(1,949,469)	(2,042,181)	(92,337)	(92,837)	(679,389)	(680,928)	(1,591,729)	(882,130)
Adjustments to maintain reserves	(3,847)	6,060	(11)	103	(1,866)	2,884	993	(1,712)

Net equity transactions	(2,559,278)	(3,206,340)	983	(13,791)	(1,291,593)	(1,135,818)	19,788,992	(1,770,534)

Net change in contract owners’ equity	(2,862,345)	(1,816,380)	(21,140)	59,198	(1,499,551)	(479,745)	18,920,839	(2,901,581)
Contract owners’ equity beginning of period	26,575,127	28,391,507	1,535,800	1,476,602	12,189,645	12,669,390	11,108,826	14,010,407

Contract owners’ equity end of period	$23,712,782	26,575,127	1,514,660	1,535,800	10,690,094	12,189,645	30,029,665	11,108,826

CHANGES IN UNITS:
Beginning units	71,593	81,346	9,697	9,786	24,912	26,881	20,601	24,534
Units purchased	7,080	6,326	1,008	1,008	1,586	2,099	75,052	692
Units redeemed	(14,024)	(16,079)	(1,001)	(1,097)	(4,102)	(4,068)	(11,588)	(4,625)

Ending units	64,649	71,593	9,704	9,697	22,396	24,912	84,065	20,601

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT-1

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2015 and 2014

	FOS		FVSS		FTVRDI		FTVSVI
	2015	2014	2015	2014	2015	2014	2015	2014
Investment activity:
Net investment income (loss)	$25,591	200	8,081	6,589	62,396	59,559	10,648	9,018
Realized gain (loss) on investments	(1,554)	(785)	134,804	140,636	407,233	696,335	361,047	541,245
Change in unrealized gain (loss) on investments	(224,419)	(4,303)	(230,103)	(13,051)	(1,393,875)	(316,662)	(1,546,243)	(982,184)
Reinvested capital gains	3,326	14	1,981	-	662,438	135,695	758,423	440,051

Net increase (decrease) in contract owners’ equity resulting from operations	(197,056)	(4,874)	(85,237)	134,174	(261,808)	574,927	(416,125)	8,130

Equity transactions:
Purchase payments received from contract owners (note 2a and 6)	3,533,703	1,621	141,828	295,935	593,094	964,519	294,822	373,823
Transfers between subaccounts (including fixed account), net (note 6)	(1)	(1)	3	(32)	9	(75)	(12)	(49)
Surrenders and Death Benefits (notes 2c and note 4)	(79,647)	(3,981)	(129,210)	(146,238)	(941,497)	(1,439,331)	(557,051)	(697,544)
Net policy repayments (loans) (note 5)	(2,212)	(1,272)	10,301	14,759	18,846	15,634	(9,828)	(11,051)
Redemptions to pay cost of insurance charges and administration charges (note 2c)	(118,351)	(6,077)	(174,118)	(158,569)	(469,485)	(433,404)	(302,281)	(332,128)
Adjustments to maintain reserves	1,614	(161)	232	(1,195)	(417)	(165)	889	(925)

Net equity transactions	3,335,106	(9,871)	(150,964)	4,660	(799,450)	(892,822)	(573,461)	(667,874)

Net change in contract owners’ equity	3,138,050	(14,745)	(236,201)	138,834	(1,061,258)	(317,895)	(989,586)	(659,744)
Contract owners’ equity beginning of period	43,747	58,492	2,508,378	2,369,544	6,987,810	7,305,705	5,713,575	6,373,319

Contract owners’ equity end of period	$3,181,797	43,747	2,272,177	2,508,378	5,926,552	6,987,810	4,723,989	5,713,575

CHANGES IN UNITS:
Beginning units	192	234	6,731	6,902	20,963	24,591	15,018	16,434
Units purchased	14,394	7	420	779	2,316	3,589	1,012	1,306
Units redeemed	(991)	(49)	(855)	(950)	(5,306)	(7,217)	(2,552)	(2,722)

Ending units	13,595	192	6,296	6,731	17,973	20,963	13,478	15,018

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT-1

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2015 and 2014

	FTVDM2		TIF		FTVGI2		FTVFA2
	2015	2014	2015	2014	2015	2014	2015	2014
Investment activity:
Net investment income (loss)	$19,045	17,427	37,789	23,581	120,107	117,885	648	1,668
Realized gain (loss) on investments	(78,037)	(1,245)	35,099	130,992	(27,664)	(29,487)	(5)	4,965
Change in unrealized gain (loss) on investments	(425,008)	(116,863)	(197,688)	(330,908)	(184,449)	(78,783)	(3,520)	(4,149)
Reinvested capital gains	185,371	-	43,410	-	8,580	-	49	66

Net increase (decrease) in contract owners’ equity resulting from operations	(298,629)	(100,681)	(81,390)	(176,335)	(83,426)	9,615	(2,828)	2,550

Equity transactions:
Purchase payments received from contract owners (note 2a and 6)	113,239	1,793,269	54,557	261,670	117,541	2,623,050	12,328	25,573
Transfers between subaccounts (including fixed account), net (note 6)	(4)	(8)	(34)	(28)	1	-	(2)	-
Surrenders and Death Benefits (notes 2c and note 4)	(137,984)	(62,194)	(126,742)	(192,868)	(278,939)	(628,804)	-	(50,111)
Net policy repayments (loans) (note 5)	2,622	(6,298)	729	668	4,268	(6,121)	-	-
Redemptions to pay cost of insurance charges and administration charges (note 2c)	(109,951)	(77,590)	(96,915)	(100,402)	(97,198)	(76,602)	(6,697)	(12,223)
Adjustments to maintain reserves	(130)	44,106	29	(234)	(41)	5,011	(52)	80

Net equity transactions	(132,208)	1,691,285	(168,376)	(31,194)	(254,368)	1,916,534	5,577	(36,681)

Net change in contract owners’ equity	(430,837)	1,590,604	(249,766)	(207,529)	(337,794)	1,926,149	2,749	(34,131)
Contract owners’ equity beginning of period	1,590,604	-	1,388,927	1,596,456	1,926,149	-	31,018	65,149

Contract owners’ equity end of period	$1,159,767	1,590,604	1,139,161	1,388,927	1,588,355	1,926,149	33,767	31,018

CHANGES IN UNITS:
Beginning units	16,950	-	2,192	1,920	19,188	-	236	506
Units purchased	2,040	18,767	36	512	1,426	26,409	92	195
Units redeemed	(3,508)	(1,817)	(274)	(240)	(3,964)	(7,221)	(52)	(465)

Ending units	15,482	16,950	1,954	2,192	16,650	19,188	276	236

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT-1

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2015 and 2014

	AMTB		AMINS		AMCG		AMMCGS
	2015	2014	2015	2014	2015	2014	2015	2014
Investment activity:
Net investment income (loss)	$62,914	88,090	-	(8)	(1,471)	(1,687)	(602)	-
Realized gain (loss) on investments	(74,625)	(44,283)	-	413	(3,492)	68,713	(395)	-
Change in unrealized gain (loss) on investments	(24,474)	(47,862)	-	(465)	(10,760)	(141,728)	(24,486)	-
Reinvested capital gains	-	-	-	-	18,293	92,030	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(36,185)	(4,055)	-	(60)	2,570	17,328	(25,483)	-

Equity transactions:
Purchase payments received from contract owners (note 2a and 6)	494,677	768,562	-	1,188	15,288	72,560	600,315	-
Transfers between subaccounts (including fixed account), net (note 6)	96,347	40,745	-	(1)	(15)	(8)	-	-
Surrenders and Death Benefits (notes 2c and note 4)	(895,376)	(664,862)	-	(2,703)	(1,616)	(130,019)	(3,894)	-
Net policy repayments (loans) (note 5)	46,787	5,663	-	-	(215)	(173)	100	-
Redemptions to pay cost of insurance charges and administration charges (note 2c)	(603,090)	(649,488)	-	(1,080)	(40,394)	(33,555)	(5,207)	-
Adjustments to maintain reserves	300	(578)	-	(61)	(2,053)	(752)	(252)	-

Net equity transactions	(860,355)	(499,958)	-	(2,657)	(29,005)	(91,947)	591,062	-

Net change in contract owners’ equity	(896,540)	(504,013)	-	(2,717)	(26,435)	(74,619)	565,579	-
Contract owners’ equity beginning of period	8,361,845	8,865,858	-	2,717	229,015	303,634	-	-

Contract owners’ equity end of period	$7,465,305	8,361,845	-	-	202,580	229,015	565,579	-

CHANGES IN UNITS:
Beginning units	34,028	35,948	-	18	179	545	-	-
Units purchased	2,863	4,042	-	8	41	39	5,096	-
Units redeemed	(6,421)	(5,962)	-	(26)	(24)	(405)	(89)	-

Ending units	30,470	34,028	-	-	196	179	5,007	-

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT-1

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2015 and 2014

	AMTP		AMSRS		OVGS		OVGI
	2015	2014	2015	2014	2015	2014	2015	2014
Investment activity:
Net investment income (loss)	$4,180	3,271	(898)	(2,308)	64,373	66,921	2,916	2,287
Realized gain (loss) on investments	187,684	318,784	47,400	42,380	49,794	349,032	153,475	171,069
Change in unrealized gain (loss) on investments	(786,007)	(30,416)	(124,911)	32,929	(467,414)	(739,850)	(453,950)	17,269
Reinvested capital gains	219,998	-	69,144	-	725,394	507,880	373,212	50,695

Net increase (decrease) in contract owners’ equity resulting from operations	(374,145)	291,639	(9,265)	73,001	372,147	183,983	75,653	241,320

Equity transactions:
Purchase payments received from contract owners (note 2a and 6)	137,982	123,277	27,696	37,476	774,633	10,638,845	1,545,605	448,130
Transfers between subaccounts (including fixed account), net (note 6)	(2)	(48)	(1)	(5)	175	(27)	-	3
Surrenders and Death Benefits (notes 2c and note 4)	(175,623)	(398,404)	(44,585)	(38,449)	(1,111,082)	(482,072)	(195,361)	(401,906)
Net policy repayments (loans) (note 5)	11,550	14,595	285	(1,995)	(40,607)	(34,661)	(68,979)	2,206
Redemptions to pay cost of insurance charges and administration charges (note 2c)	(198,896)	(198,242)	(39,653)	(37,842)	(598,069)	(426,385)	(166,796)	(152,065)
Adjustments to maintain reserves	(736)	662	1,969	(994)	56	94,939	1,444	(1,667)

Net equity transactions	(225,725)	(458,160)	(54,289)	(41,809)	(974,894)	9,790,639	1,115,913	(105,299)

Net change in contract owners’ equity	(599,870)	(166,521)	(63,554)	31,192	(602,747)	9,974,622	1,191,566	136,021
Contract owners’ equity beginning of period	3,193,130	3,359,651	813,207	782,015	11,115,715	1,141,093	2,624,144	2,488,123

Contract owners’ equity end of period	$2,593,260	3,193,130	749,653	813,207	10,512,968	11,115,715	3,815,710	2,624,144

CHANGES IN UNITS:
Beginning units	2,406	3,218	2,232	2,349	42,745	2,406	11,667	12,146
Units purchased	208	173	105	138	3,111	44,799	7,451	1,216
Units redeemed	(313)	(985)	(237)	(255)	(6,833)	(4,460)	(2,085)	(1,695)

Ending units	2,301	2,406	2,100	2,232	39,023	42,745	17,033	11,667

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT-1

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2015 and 2014

	OVSC		OVSB		PMVFBA		PMVLDA
	2015	2014	2015	2014	2015	2014	2015	2014
Investment activity:
Net investment income (loss)	$1,961	2,529	25,539	17,123	1,105	2,750	7,739	1,569
Realized gain (loss) on investments	177,188	156,445	(4,247)	(1,818)	(10,607)	(978)	2,735	1,937
Change in unrealized gain (loss) on investments	(436,139)	(206,308)	(36,812)	(2,861)	(2,788)	(2,922)	(11,052)	(2,595)
Reinvested capital gains	177,996	193,739	-	-	335	578	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(78,994)	146,405	(15,520)	12,444	(11,955)	(572)	(578)	911

Equity transactions:
Purchase payments received from contract owners (note 2a and 6)	136,855	164,545	93,951	55,783	9,931	9,521	123,002	18,911
Transfers between subaccounts (including fixed account), net (note 6)	(15)	(23)	(5)	(2)	-	(1)	-	(2)
Surrenders and Death Benefits (notes 2c and note 4)	(308,428)	(151,943)	(26,933)	(95,259)	(63,770)	(12,397)	(176,014)	(109,597)
Net policy repayments (loans) (note 5)	1,108	16,908	3,274	(3,116)	179	200	722	6,058
Redemptions to pay cost of insurance charges and administration charges (note 2c)	(80,162)	(77,390)	(47,178)	(39,039)	(9,006)	(10,905)	(49,125)	(41,973)
Adjustments to maintain reserves	1,471	-	(739)	(47)	(48)	(65)	(22)	(99)

Net equity transactions	(249,171)	(47,903)	22,370	(81,680)	(62,714)	(13,647)	(101,437)	(126,702)

Net change in contract owners’ equity	(328,165)	98,502	6,850	(69,236)	(74,669)	(14,219)	(102,015)	(125,791)
Contract owners’ equity beginning of period	1,489,317	1,390,815	485,673	554,909	196,019	210,238	377,446	503,237

Contract owners’ equity end of period	$1,161,152	1,489,317	492,523	485,673	121,350	196,019	275,431	377,446

CHANGES IN UNITS:
Beginning units	3,566	3,875	4,241	5,045	1,585	1,694	3,142	4,193
Units purchased	407	342	903	520	89	80	1,034	221
Units redeemed	(873)	(651)	(663)	(1,324)	(610)	(189)	(1,873)	(1,272)

Ending units	3,100	3,566	4,481	4,241	1,064	1,585	2,303	3,142

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT-1

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2015 and 2014

	PMVTRA		PVGIB		PVTIGB		PVTVB
	2015	2014	2015	2014	2015	2014	2015	2014
Investment activity:
Net investment income (loss)	$36,277	15,716	4,102	1,409	1,027	240	2,261	129
Realized gain (loss) on investments	(10,620)	(12,982)	28,299	13,366	13,464	1,600	33,551	154,732
Change in unrealized gain (loss) on investments	(33,753)	33,399	(60,433)	14,673	(13,845)	(7,906)	(138,610)	(101,078)
Reinvested capital gains	8,553	-	-	-	-	-	75,483	12,394

Net increase (decrease) in contract owners’ equity resulting from operations	457	36,133	(28,032)	29,448	646	(6,066)	(27,315)	66,177

Equity transactions:
Purchase payments received from contract owners (note 2a and 6)	120,623	95,042	43,438	101,244	61,584	2,435	24,509	47,190
Transfers between subaccounts (including fixed account), net (note 6)	(4,929)	(15,788)	1	-	-	(1)	(1)	(9)
Surrenders and Death Benefits (notes 2c and note 4)	(246,553)	(103,460)	(41,763)	(10,146)	(59,165)	(1,641)	(85,851)	(469,481)
Net policy repayments (loans) (note 5)	(13,028)	(24,607)	(370)	(1,346)	(596)	(433)	(5,869)	883
Redemptions to pay cost of insurance charges and administration charges (note 2c)	(44,021)	(45,607)	(29,166)	(27,431)	(6,591)	(5,042)	(38,288)	(46,015)
Adjustments to maintain reserves	(473)	(1,030)	(1,172)	1,144	(211)	1,085	128	855

Net equity transactions	(188,381)	(95,450)	(29,032)	63,465	(4,979)	(3,597)	(105,372)	(466,577)

Net change in contract owners’ equity	(187,924)	(59,317)	(57,064)	92,913	(4,333)	(9,663)	(132,687)	(400,400)
Contract owners’ equity beginning of period	980,569	1,039,886	369,116	276,203	75,922	85,585	535,231	935,631

Contract owners’ equity end of period	$792,645	980,569	312,052	369,116	71,589	75,922	402,544	535,231

CHANGES IN UNITS:
Beginning units	4,885	5,114	1,605	1,319	183	200	1,835	2,616
Units purchased	1,047	875	210	473	29	1	108	246
Units redeemed	(1,541)	(1,104)	(330)	(187)	(40)	(18)	(516)	(1,027)

Ending units	4,391	4,885	1,485	1,605	172	183	1,427	1,835

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT-1

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2015 and 2014

	ACEG		AVBVI		TRHS2		VWBF
	2015	2014	2015	2014	2015	2014	2015	2014
Investment activity:
Net investment income (loss)	$(1,967)	(1,792)	4,072	1,429	(18,780)	(9,036)	274,937	262,781
Realized gain (loss) on investments	19,165	10,513	2,255	2,146	201,551	178,577	(332,194)	(192,788)
Change in unrealized gain (loss) on investments	(6,363)	12,130	(43,052)	6,247	(170,181)	58,451	(566,833)	(436,785)
Reinvested capital gains	1,456	-	14,659	-	217,082	126,818	-	479,982

Net increase (decrease) in contract owners’ equity resulting from operations	12,291	20,851	(22,066)	9,822	229,672	354,810	(624,090)	113,190

Equity transactions:
Purchase payments received from contract owners (note 2a and 6)	30,350	54,427	28,179	7,073	1,411,902	734,917	292,785	335,806
Transfers between subaccounts (including fixed account), net (note 6)	-	(14)	-	(1)	(7)	(13)	(121,695)	(237,753)
Surrenders and Death Benefits (notes 2c and note 4)	(28,360)	(12,082)	(373)	-	(379,089)	(340,844)	(497,088)	(503,465)
Net policy repayments (loans) (note 5)	(2,229)	(2,500)	-	-	(21,962)	(402)	7,230	25,908
Redemptions to pay cost of insurance charges and administration charges (note 2c)	(28,170)	(26,054)	(4,004)	(3,963)	(100,750)	(55,216)	(332,212)	(410,864)
Adjustments to maintain reserves	775	(72)	1,798	(1,324)	(28)	8	428	(801)

Net equity transactions	(27,634)	13,705	25,600	1,785	910,066	338,450	(650,552)	(791,169)

Net change in contract owners’ equity	(15,343)	34,556	3,534	11,607	1,139,738	693,260	(1,274,642)	(677,979)
Contract owners’ equity beginning of period	287,427	252,871	174,763	163,156	1,747,073	1,053,813	5,095,906	5,773,885

Contract owners’ equity end of period	$272,084	287,427	178,297	174,763	2,886,811	1,747,073	3,821,264	5,095,906

CHANGES IN UNITS:
Beginning units	1,798	1,685	88	87	5,939	4,669	13,872	15,275
Units purchased	202	399	114	9	4,382	2,962	1,462	1,276
Units redeemed	(376)	(286)	(8)	(8)	(1,535)	(1,692)	(3,233)	(2,679)

Ending units	1,624	1,798	194	88	8,786	5,939	12,101	13,872

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT-1

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2015 and 2014

	VWEM		VWHA		VVEI		VVHYB
	2015	2014	2015	2014	2015	2014	2015	2014
Investment activity:
Net investment income (loss)	$(22,186)	(32,209)	(48,185)	(69,916)	59,460	39,472	64,878	67,159
Realized gain (loss) on investments	1,073,540	416,071	(435,650)	58,964	257,068	60,654	13,582	74,538
Change in unrealized gain (loss) on investments	(5,192,863)	(3,466,393)	(2,347,072)	(2,314,151)	(520,225)	60,412	(120,646)	(92,152)
Reinvested capital gains	1,136,935	2,867,337	-	-	204,093	138,887	2,482	-

Net increase (decrease) in contract owners’ equity resulting from operations	(3,004,574)	(215,194)	(2,830,907)	(2,325,103)	396	299,425	(39,704)	49,545

Equity transactions:
Purchase payments received from contract owners (note 2a and 6)	925,133	1,137,710	549,537	1,098,949	249,557	648,772	657,820	511,731
Transfers between subaccounts (including fixed account), net (note 6)	13,305	(75,886)	(80,812)	(162,561)	-	(22)	-	(3)
Surrenders and Death Benefits (notes 2c and note 4)	(1,400,523)	(2,412,176)	(860,011)	(2,480,387)	(581,068)	(141,104)	(515,605)	(412,079)
Net policy repayments (loans) (note 5)	82,413	116,034	60,993	307,423	(8,894)	(14,017)	(17,672)	(15,799)
Redemptions to pay cost of insurance charges and administration charges (note 2c)	(1,131,049)	(1,199,059)	(529,399)	(702,838)	(144,254)	(160,564)	(95,592)	(93,904)
Adjustments to maintain reserves	(5,483)	(4,571)	1,643	(279)	130	(83)	42	(83)

Net equity transactions	(1,516,204)	(2,437,948)	(858,049)	(1,939,693)	(484,529)	332,982	28,993	(10,137)

Net change in contract owners’ equity	(4,520,778)	(2,653,142)	(3,688,956)	(4,264,796)	(484,133)	632,407	(10,711)	39,408
Contract owners’ equity beginning of period	22,191,119	24,844,261	9,164,631	13,429,427	3,357,109	2,724,702	1,539,356	1,499,948

Contract owners’ equity end of period	$17,670,341	22,191,119	5,475,675	9,164,631	2,872,976	3,357,109	1,528,645	1,539,356

CHANGES IN UNITS:
Beginning units	44,943	49,935	15,713	18,454	12,593	11,279	7,529	7,587
Units purchased	3,663	3,287	2,090	1,746	1,077	2,600	3,366	2,664
Units redeemed	(6,458)	(8,279)	(3,419)	(4,487)	(2,882)	(1,286)	(3,226)	(2,722)

Ending units	42,148	44,943	14,384	15,713	10,788	12,593	7,669	7,529

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT-1

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2015 and 2014

	VVMCI		VVHGB		WRASP		SVDF
	2015	2014	2015	2014	2015	2014	2015	2014
Investment activity:
Net investment income (loss)	$12,292	(1,143)	18,252	20,302	(1,228)	(927)	(9,150)	(9,468)
Realized gain (loss) on investments	122,969	147,721	3,766	4,421	(9,225)	14,863	49,281	44,114
Change in unrealized gain (loss) on investments	(538,623)	273,434	(36,338)	35,298	(69,116)	(76,671)	(255,205)	(227,096)
Reinvested capital gains	281,391	188,253	5,931	4,853	50,590	42,230	195,952	186,112

Net increase (decrease) in contract owners’ equity resulting from operations	(121,971)	608,265	(8,389)	64,874	(28,979)	(20,505)	(19,122)	(6,338)

Equity transactions:
Purchase payments received from contract owners (note 2a and 6)	372,807	377,148	122,004	132,721	38,582	15,014	98,272	82,599
Transfers between subaccounts (including fixed account), net (note 6)	238	(293)	-	(3)	(14)	-	(11)	(1)
Surrenders and Death Benefits (notes 2c and note 4)	(162,075)	(358,808)	(16,958)	(22,765)	(44,560)	(38,651)	(161,222)	(32,261)
Net policy repayments (loans) (note 5)	(15,834)	(32,031)	(5,867)	(12,609)	23,797	(5,175)	717	(10,143)
Redemptions to pay cost of insurance charges and administration charges (note 2c)	(232,075)	(252,281)	(84,907)	(86,899)	(20,107)	(25,680)	(118,952)	(121,965)
Adjustments to maintain reserves	(84)	284	(11)	97	(14)	33	94	943

Net equity transactions	(37,023)	(265,981)	14,261	10,542	(2,316)	(54,459)	(181,102)	(80,828)

Net change in contract owners’ equity	(158,994)	342,284	5,872	75,416	(31,295)	(74,964)	(200,224)	(87,166)
Contract owners’ equity beginning of period	5,279,253	4,936,969	1,398,107	1,322,691	302,085	377,049	1,428,128	1,515,294

Contract owners’ equity end of period	$5,120,259	5,279,253	1,403,979	1,398,107	270,790	302,085	1,227,904	1,428,128

CHANGES IN UNITS:
Beginning units	15,447	16,254	9,123	9,053	1,849	2,170	4,867	4,876
Units purchased	1,292	1,257	1,094	1,032	387	164	437	294
Units redeemed	(1,394)	(2,064)	(999)	(962)	(414)	(485)	(401)	(303)

Ending units	15,345	15,447	9,218	9,123	1,822	1,849	4,903	4,867

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT-1

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2015 and 2014

	SVOF		WFVSCG		OVGS3		FTVDM3
	2015	2014	2015	2014	2015	2014	2015	2014
Investment activity:
Net investment income (loss)	$(2,190)	(2,672)	(1,167)	(1,171)	-	(24,400)	-	(4,140)
Realized gain (loss) on investments	29,747	37,119	4,575	4,360	-	3,147,947	-	(11,415)
Change in unrealized gain (loss) on investments	(90,714)	9,623	(34,077)	(24,634)	-	(3,128,665)	-	(41,570)
Reinvested capital gains	46,105	-	20,376	14,951	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(17,052)	44,070	(10,293)	(6,494)	-	(5,118)	-	(57,125)

Equity transactions:
Purchase payments received from contract owners (note 2a and 6)	24,880	34,609	54,624	3,757	-	254,705	-	57,573
Transfers between subaccounts (including fixed account), net (note 6)	-	75	-	(1)	-	(326)	-	20
Surrenders and Death Benefits (notes 2c and note 4)	(20,644)	(28,698)	(18,392)	(11,919)	-	(10,298,371)	-	(1,791,882)
Net policy repayments (loans) (note 5)	1,159	279	55	(15,384)	-	(6,968)	-	1,195
Redemptions to pay cost of insurance charges and administration charges (note 2c)	(47,022)	(45,959)	(8,972)	(7,593)	-	(186,738)	-	(41,972)
Adjustments to maintain reserves	1,049	(1,744)	(172)	43	-	(96,098)	-	(44,137)

Net equity transactions	(40,578)	(41,438)	27,143	(31,097)	-	(10,333,796)	-	(1,819,203)

Net change in contract owners’ equity	(57,630)	2,632	16,850	(37,591)	-	(10,338,914)	-	(1,876,328)
Contract owners’ equity beginning of period	466,994	464,362	144,050	181,641	-	10,338,914	-	1,876,328

Contract owners’ equity end of period	$409,364	466,994	160,900	144,050	-	-	-	-

CHANGES IN UNITS:
Beginning units	515	563	592	727	-	48,475	-	10,439
Units purchased	42	40	205	17	-	1,415	-	391
Units redeemed	(117)	(88)	(111)	(152)	-	(49,890)	-	(10,830)

Ending units	440	515	686	592	-	-	-	-

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT-1

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2015 and 2014

	FTVGI3		MIGIC		FHIPR		GEM3
	2015	2014	2015	2014	2015	2014	2015	2014
Investment activity:
Net investment income (loss)	$-	(6,007)	13,563	(1,489)	1,039	255,251	-	7,047
Realized gain (loss) on investments	-	42,737	87,857	53,802	(19,459)	43,005	-	274,504
Change in unrealized gain (loss) on investments	-	(21,164)	(243,438)	(5,928)	231,740	(266,443)	-	(384,774)
Reinvested capital gains	-	-	172,369	59,946	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	-	15,566	30,351	106,331	213,320	31,813	-	(103,223)

Equity transactions:
Purchase payments received from contract owners (note 2a and 6)	-	30,896	911,471	125,416	153,928	707,487	-	84,633
Transfers between subaccounts (including fixed account), net (note 6)	-	(4)	-	(5)	(1)	(14)	-	(162,738)
Surrenders and Death Benefits (notes 2c and note 4)	-	(2,673,481)	(2,038,324)	(49,845)	(5,178,043)	(647,840)	-	(2,856,656)
Net policy repayments (loans) (note 5)	-	541	1,293	(2,899)	2,301	(31,793)	-	5,848
Redemptions to pay cost of insurance charges and administration charges (note 2c)	-	(44,066)	(21,728)	(73,419)	(127,440)	(355,019)	-	(67,050)
Adjustments to maintain reserves	-	(5,012)	(1,113)	1,842	(511)	16	-	225

Net equity transactions	-	(2,691,126)	(1,148,401)	1,090	(5,149,766)	(327,163)	-	(2,995,738)

Net change in contract owners’ equity	-	(2,675,560)	(1,118,050)	107,421	(4,936,446)	(295,350)	-	(3,098,961)
Contract owners’ equity beginning of period	-	2,675,560	1,118,050	1,010,629	4,936,446	5,231,796	-	3,098,961

Contract owners’ equity end of period	$-	-	-	1,118,050	-	4,936,446	-	-

CHANGES IN UNITS:
Beginning units	-	13,746	3,375	3,336	33,559	35,737	-	13,892
Units purchased	-	181	3,713	516	1,099	5,310	-	498
Units redeemed	-	(13,927)	(7,088)	(477)	(34,658)	(7,488)	-	(14,390)

Ending units	-	-	-	3,375	-	33,559	-	-

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT-1

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2015 and 2014

	FOPR		FOSR		NVMIG3		GVDIV3
	2015	2014	2015	2014	2015	2014	2015	2014
Investment activity:
Net investment income (loss)	$(47,117)	136,798	(7,854)	16,263	-	15,135	-	362,118
Realized gain (loss) on investments	5,029,982	(384,320)	824,385	(3,699)	-	452,081	-	1,355,847
Change in unrealized gain (loss) on investments	(3,104,756)	(1,755,352)	(533,372)	(299,149)	-	(453,060)	-	(1,858,710)
Reinvested capital gains	-	5,701	-	780	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	1,878,109	(1,997,173)	283,159	(285,805)	-	14,156	-	(140,745)

Equity transactions:
Purchase payments received from contract owners (note 2a and 6)	644,309	1,661,722	85,341	287,124	-	50,662	-	461,053
Transfers between subaccounts (including fixed account), net (note 6)	(3,800,099)	(97,532)	-	(35)	-	(7)	-	(3,993,608)
Surrenders and Death Benefits (notes 2c and note 4)	(18,787,424)	(1,457,218)	(3,365,152)	42,497	-	(1,694,750)	-	(12,842,949)
Net policy repayments (loans) (note 5)	27,633	6,220	(12,786)	(23,969)	-	2,023	-	12,127
Redemptions to pay cost of insurance charges and administration charges (note 2c)	(455,990)	(1,264,637)	(52,726)	(175,114)	-	(41,848)	-	(299,755)
Adjustments to maintain reserves	(5,973)	(3,795)	65	(146)	-	(1,907)	-	(21,900)

Net equity transactions	(22,377,544)	(1,155,240)	(3,345,258)	130,357	-	(1,685,827)	-	(16,685,032)

Net change in contract owners’ equity	(20,499,435)	(3,152,413)	(3,062,099)	(155,448)	-	(1,671,671)	-	(16,825,777)
Contract owners’ equity beginning of period	20,499,435	23,651,848	3,062,099	3,217,547	-	1,671,671	-	16,825,777

Contract owners’ equity end of period	$-	20,499,435	-	3,062,099	-	-	-	-

CHANGES IN UNITS:
Beginning units	105,266	110,788	18,885	18,085	-	14,305	-	96,918
Units purchased	4,027	14,346	525	2,694	-	459	-	3,581
Units redeemed	(109,293)	(19,868)	(19,410)	(1,894)	-	(14,764)	-	(100,499)

Ending units	-	105,266	-	18,885	-	-	-	-

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT-1

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2015 and 2014

	AMFAS		HIBF3		GIG3		ACVVS1
	2015	2014	2015	2014	2015	2014	2015	2014
Investment activity:
Net investment income (loss)	$(3,627)	(3,783)	-	42,137	-	2,090	-	-
Realized gain (loss) on investments	35,306	18,694	-	(9,321)	-	19,491	-	44
Change in unrealized gain (loss) on investments	(124,966)	(48,598)	-	14,714	-	(19,674)	-	(62)
Reinvested capital gains	89,116	51,391	-	-	-	-	-	15

Net increase (decrease) in contract owners’ equity resulting from operations	(4,171)	17,704	-	47,530	-	1,907	-	(3)

Equity transactions:
Purchase payments received from contract owners (note 2a and 6)	95,079	65,630	-	708,777	-	4,984	-	(42)
Transfers between subaccounts (including fixed account), net (note 6)	(28)	(9)	-	-	-	-	-	14
Surrenders and Death Benefits (notes 2c and note 4)	(620,718)	(10,079)	-	(2,262,226)	-	(114,379)	-	(197)
Net policy repayments (loans) (note 5)	(81)	(238)	-	622	-	(33)	-	-
Redemptions to pay cost of insurance charges and administration charges (note 2c)	(46,000)	(49,282)	-	(32,923)	-	(1,504)	-	84
Adjustments to maintain reserves	(736)	1,135	-	73	-	(43)	-	(33)

Net equity transactions	(572,484)	7,157	-	(1,585,677)	-	(110,975)	-	(174)

Net change in contract owners’ equity	(576,655)	24,861	-	(1,538,147)	-	(109,068)	-	(177)
Contract owners’ equity beginning of period	576,655	551,794	-	1,538,147	-	109,068	-	177

Contract owners’ equity end of period	$-	576,655	-	-	-	-	-	-

CHANGES IN UNITS:
Beginning units	2,344	2,351	-	8,986	-	966	-	1
Units purchased	485	369	-	4,064	-	44	-	-
Units redeemed	(2,829)	(376)	-	(13,050)	-	(1,010)	-	(1)

Ending units	-	2,344	-	-	-	-	-	-

See accompanying notes to financial statements.

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT-1

NOTES TO FINANCIAL STATEMENTS

December 31, 2015

(1) Background and Summary of Significant Accounting Policies

(a) Organization and Nature of Operations

The Nationwide Provident VLI Separate Account 1 (the Account) was established by Nationwide Life Insurance Company of America (NLICA) (The Company) under the provisions of the Pennsylvania Insurance Law. The Account is a separate investment account to which assets are allocated to support the benefits payable under single premium, modified premium, scheduled premium and flexible premium adjustable variable life insurance policies (the Policies). The Account is an investment company and follows accounting and reporting guidance under Financial Accounting Standards Board (FASB) Accounting Standards Codification (ASC) Topic 946, Financial Services – Investment Companies. The Nationwide NVIT Nationwide Fund Class IV, Nationwide NVIT Money Market Fund Class IV, Nationwide NVIT Government Bond Fund Class IV and J.P. Morgan NVIT Balanced Fund Class IV subaccounts are the only subaccounts available with single premium and scheduled premium policies.

On December 31, 2009, NLICA merged with Nationwide Life and Insurance Company (NLIC or the Company) with NLIC as the surviving entity. The Account is structured as a unit investment trust registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended.

(b) The Contracts

With certain exceptions, contract owners may invest in the following:

ALGER AMERICAN FUNDS

Small Cap Growth Portfolio: Class I-2 Shares (AASCO)

BLACKROCK FUNDS

Global Allocation V.I. Fund - Class II (MLVGA2)

DREYFUS CORPORATION

Stock Index Fund, Inc. - Initial Shares (DSIF)

INVESCO INVESTMENTS

Van Kampen V.I. Mid Cap Growth Fund - Series I Shares (IVKMG1)

JANUS FUNDS

Balanced Portfolio: Service Shares (JABS)

Forty Portfolio: Service Shares (JACAS)

Global Technology Portfolio: Service Shares (JAGTS)

Overseas Portfolio: Service Shares (JAIGS)

MASSACHUSETTS FINANCIAL SERVICES CO.

Var Insurance Trust II - MFS Investors Growth Stock Portfolio: Initial Class (MV2IGI)

Value Series - Initial Class (MVFIC)

Variable Insurance Trust II - MFS International Value Portfolio -  Service Class (MVIVSC)

MORGAN STANLEY

Core Plus Fixed Income Portfolio - Class I (MSVFI)

Emerging Markets Debt Portfolio - Class I (MSEM)

U.S. Real Estate Portfolio - Class I (MSVRE)

NATIONWIDE FUNDS GROUP

American Century NVIT Multi Cap Value Fund - Class I (NVAMV1)

American Funds NVIT Asset Allocation Fund - Class II (GVAAA2)

American Funds NVIT Bond Fund - Class II (GVABD2)

American Funds NVIT Global Growth Fund - Class II (GVAGG2)

American Funds NVIT Growth Fund - Class II (GVAGR2)

American Funds NVIT Growth-Income Fund - Class II (GVAGI2)

Federated NVIT High Income Bond Fund - Class I (HIBF)

NVIT Emerging Markets Fund - Class I (GEM)

NVIT International Equity Fund - Class I (GIG)

Variable Insurance Trust: NVIT International Equity Fund - Class VI (NVIE6)

Neuberger Berman NVIT Multi Cap Opportunities Fund - Class I (NVNMO1)

Neuberger Berman NVIT Socially Responsible Fund - Class II (NVNSR2)

NVIT Cardinal Aggressive Fund - Class I (NVCRA1)

NVIT Cardinal Balanced Fund - Class I (NVCRB1)

NVIT Cardinal Capital Appreciation Fund - Class I (NVCCA1)

NVIT Cardinal Conservative Fund - Class I (NVCCN1)

NVIT Cardinal Moderate Fund - Class I (NVCMD1)

NVIT Cardinal Moderately Aggressive Fund - Class I (NVCMA1)

NVIT Cardinal Moderately Conservative Fund - Class I (NVCMC1)

NVIT Core Bond Fund - Class I (NVCBD1)

NVIT Core Plus Bond Fund - Class I (NVLCP1)

NVIT Nationwide Fund - Class IV (TRF4)

NVIT Government Bond Fund - Class I (GBF)

NVIT Government Bond Fund - Class IV (GBF4)

American Century NVIT Growth Fund - Class IV (CAF4)

NVIT Investor Destinations Aggressive Fund - Class II (GVIDA)

NVIT Investor Destinations Balanced Fund - Class II (NVDBL2)

NVIT Investor Destinations Capital Appreciation Fund - Class II (NVDCA2)

NVIT Investor Destinations Conservative Fund - Class II (GVIDC)

NVIT Investor Destinations Moderate Fund - Class II (GVIDM)

NVIT Investor Destinations Moderately Aggressive Fund - Class II (GVDMA)

NVIT Investor Destinations Moderately Conservative Fund - Class II (GVDMC)

NVIT Mid Cap Index Fund - Class I (MCIF)

NVIT Multi-Manager International Growth Fund - Class I (NVMIG1)

NVIT Multi-Manager International Value Fund - Class I (GVDIVI)

NVIT Multi-Manager International Value Fund - Class IV (GVDIV4)

NVIT Multi-Manager Large Cap Growth Fund - Class I (NVMLG1)

NVIT Multi-Manager Large Cap Value Fund - Class I (NVMLV1)

NVIT Multi-Manager Mid Cap Growth Fund - Class I (NVMMG1)

NVIT Multi-Manager Mid Cap Value Fund - Class II (NVMMV2)

NVIT Multi-Manager Small Cap Growth Fund - Class I (SCGF)

NVIT Multi-Manager Small Cap Value Fund - Class IV (SCVF4)

NVIT Multi-Manager Small Company Fund - Class IV (SCF4)

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT-1 NOTES TO FINANCIAL STATEMENTS December 31, 2015

NVIT Multi-Sector Bond Fund - Class I (MSBF)

NVIT S&P 500 Index Fund - Class IV (GVEX4)

NVIT Short Term Bond Fund - Class II (NVSTB2)

NVIT Large Cap Growth Fund - Class I (NVOLG1)

Templeton NVIT International Value Fund - Class III (NVTIV3)

Invesco NVIT Comstock Value Fund - Class IV (EIF4)

NVIT Real Estate Fund - Class I (NVRE1)

NVIT Money Market Fund - Class IV (SAM4)

PORTFOLIOS OF THE ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND, INC

VPS Growth and Income Portfolio - Class A (ALVGIA)

VPS Small/Mid Cap Value Portfolio - Class A (ALVSVA)

PORTFOLIOS OF THE AMERICAN CENTURY VARIABLE PORTFOLIOS, INC.

VP Income & Growth Fund - Class I (ACVIG)

VP Inflation Protection Fund - Class II (ACVIP2)

VP International Fund - Class I (ACVI)

VP Mid Cap Value Fund - Class I (ACVMV1)

VP Ultra(R) Fund - Class I (ACVU1)

PORTFOLIOS OF THE DREYFUS INVESTMENT PORTFOLIOS

Small Cap Stock Index Portfolio - Service Shares (DVSCS)

PORTFOLIOS OF THE DREYFUS VARIABLE INVESTMENT FUND

Appreciation Portfolio - Initial Shares (DCAP)

Opportunistic Small Cap Portfolio: Initial Shares (DSC)

PORTFOLIOS OF THE FEDERATED INSURANCE SERIES

Managed Tail Risk Fund II: Primary Shares (FVCA2P)

Quality Bond Fund II - Primary Shares (FQB)

PORTFOLIOS OF THE FIDELITY(R) VARIABLE INSURANCE PRODUCTS

Equity-Income Portfolio - Initial Class (FEIP)

High Income Portfolio - Initial Class (FHIP)

VIP Asset Manager Portfolio - Initial Class (FAMP)

VIP Energy Portfolio - Service Class 2 (FNRS2)

VIP Equity-Income Portfolio - Service Class (FEIS)

VIP Freedom Fund 2010 Portfolio - Service Class (FF10S)

VIP Freedom Fund 2020 Portfolio - Service Class (FF20S)

VIP Freedom Fund 2030 Portfolio - Service Class (FF30S)

VIP Growth Portfolio - Initial Class (FGP)

VIP Growth Portfolio - Service Class (FGS)

VIP Investment Grade Bond Portfolio - Initial Class (FIGBP)

VIP Investment Grade Bond Portfolio - Service Class (FIGBS)

VIP Mid Cap Portfolio - Service Class (FMCS)

VIP Overseas Portfolio - Initial Class (FOP)

VIP Overseas Portfolio - Service Class (FOS)

VIP Value Strategies Portfolio - Service Class (FVSS)

PORTFOLIOS OF THE FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRU

Rising Dividends Securities Fund - Class 1 (FTVRDI)

Small Cap Value Securities Fund - Class 1 (FTVSVI)

Templeton Developing Markets Securities Fund - Class 2 (FTVDM2)

Templeton Foreign Securities Fund - Class 1 (TIF)

Templeton Global Bond Securities Fund - Class 2 (FTVGI2)

VIP Founding Funds Allocation Fund - Class 2 (FTVFA2)

PORTFOLIOS OF THE NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST

Short Duration Bond Portfolio - I Class Shares (AMTB)

International Portfolio - S Class Shares (AMINS)*

Mid-Cap Growth Portfolio - I Class Shares (AMCG)

Mid-Cap Growth Portfolio - S Class Shares (AMMCGS)

Advisers Management Trust: Large Cap Value Portfolio - Class I (AMTP)

Advisers Management Trust: Mid Cap Intrinsic Value Portfolio - Class S  (AMRS)*

Socially Responsive Portfolio - I Class Shares (AMSRS)

PORTFOLIOS OF THE OPPENHEIMER VARIABLE ACCOUNT FUNDS

Global Securities Fund/VA - Non-Service Shares (OVGS)

Main Street Fund(R)/VA - Non-Service Shares (OVGI)

Main Street Small- & Mid-Cap Fund(R)/VA - Non-Service Shares (OVSC)

Global Strategic Income Fund/VA: Non-service Shares (OVSB)

PORTFOLIOS OF THE PIMCO VARIABLE INSURANCE TRUST

Foreign Bond Portfolio (Unhedged) - Administrative Class (PMVFBA)

Low Duration Portfolio - Administrative Class (PMVLDA)

Total Return Portfolio - Administrative Class (PMVTRA)

PORTFOLIOS OF THE PUTNAM VARIABLE TRUST

VT Growth & Income Fund: Class IB (PVGIB)

VT International Equity Fund: Class IB (PVTIGB)

VT Voyager Fund: Class IB (PVTVB)

PORTFOLIOS OF THE INVESCO INVESTMENTS TRUST

VI American Franchise Fund - Series I Shares (ACEG)

VI Value Opportunities Fund - Series I Shares (AVBVI)

T. ROWE PRICE

Health Sciences Portfolio - II (TRHS2)

Limited-Term Bond Portfolio - II (TRLT2)*

VAN ECK ASSOCIATES CORPORATION

VIP Trust - Unconstrained Emerging Markets Bond Fund - Initial Class (VWBF)

VIP Trust Emerging Markets Fund - Initial Class (VWEM)

VIP Trust Global Hard Assets Fund - Initial Class (VWHA)

VANGUARD GROUP OF INVESTMENT COMPANIES

Variable Insurance Fund - Equity Income Portfolio (VVEI)

Variable Insurance Fund - High Yield Bond Portfolio (VVHYB)

Variable Insurance Fund - Mid-Cap Index Portfolio (VVMCI)

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT-1 NOTES TO FINANCIAL STATEMENTS December 31, 2015

Variable Insurance Fund - Total Bond Market Index Portfolio (VVHGB)

WADDELL & REED, INC.

Variable Insurance Portfolios - Asset Strategy (WRASP)

WELLS FARGO FUNDS

Advantage VT Discovery Fund (SVDF)

Advantage VT Opportunity Fund - Class 2 (SVOF)

Advantage VT Small Cap Growth Fund - Class 2 (WFVSCG)

*	At December 31, 2015, contract owners were not invested in the fund.

The contract owners’ equity is affected by the investment results of each fund, equity transactions by contract owners and certain contract expenses (see note 2).

Net premiums from in force policies are allocated to the subaccounts in accordance with contract owner instructions and are recorded as contract owners net premiums in the accompanying statement of changes in contract owners’ equity. Such amounts are used to provide money to pay benefits under the policies. The Account’s assets are the property of the Company.

Transfers between investment portfolios include transfers between the subaccounts and the Guaranteed Account (not shown), which is part of the Company’s general account.

A contract owner may choose from among a number of different underlying mutual fund options. The underlying mutual fund options are available through the variable life policy and therefore, not available to the general public directly.

Some of the underlying mutual funds have been established by investment advisers, which manage publicly traded mutual funds having similar names and investment objectives. While some of the underlying mutual funds may be similar to, and may in fact be modeled after, publicly traded mutual funds, the underlying mutual funds are not otherwise directly related to any publicly traded mutual fund. Consequently, the investment performance of publicly traded mutual funds and any corresponding underlying mutual funds may differ substantially.

A purchase payment could be presented as a negative equity transaction in the Statements of Changes in Contract Owners’ Equity if a prior period purchase payment is refunded to a contract owner due to a contract cancellation during the free look period, and/or if a gain is realized by the contract owner during the free look period.

The Company allocates purchase payments to sub-accounts and/or the fixed account as instructed by the contract owner. Shares of the subaccounts are purchased at Net Asset Value, then converted into accumulation units. Certain transactions may be subject to conditions imposed by the underlying mutual funds, as well as those set forth in the contract.

(c) Security Valuation, Transactions and Related Investment Income

Investments in underlying mutual funds are valued at the closing net asset value per share at December 31, 2015 of such funds. The cost of investments sold is determined on a first in - first out basis. Investment transactions are accounted for on the trade date (date the order to buy or sell is executed), and dividends and capital gain distributions are accrued as of the ex-dividend date and are reinvested in the underlying mutual funds.

(d) Federal Income Taxes

Operations of the Account form a part of, and are taxed with, operations of the Company which is taxed as a life insurance company under the Internal Revenue Code. The Company does not provide for income taxes within the Account. Taxes are generally the responsibility of the contract owner upon termination or withdrawal.

(e) Use of Estimates in the Preparation of Financial Statements

The preparation of the accompanying financial statements required management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities, if any, at the date of the financial statements and the reported amounts from operations and policy transactions during the reporting period. Actual results could differ from those estimates.

(f) Recently Issued Accounting Standards

There are no recently issued accounting standards applicable to the Account.

(g) Subsequent Events

The Company evaluated subsequent events through the date the financial statements were issued with the Securities Exchange Commission (SEC), and no subsequent events have occurred requiring accrual or disclosure.

(2) Policy Charges

(a) Deductions from Premiums

The Company makes certain deductions from premiums before amounts are allocated to each subaccount selected by the contract owner. The deductions may include (1) state premium taxes (0-4% of premium/scheduled premium payments depending on the Insured state of residence), (2) premiums for supplementary benefits, (3) sales charges (5% of each scheduled base/unscheduled premium for Options policies only) and (4) premium processing charges and Federal tax charges (1.5-10% of premiums). Premiums adjusted for these deductions are recorded as net purchases in the statement of changes in contract owners’ equity.

For the period ended December 31, 2015 and 2014, total front-end sales charge deductions were $2,334,146 and $2,583,032, respectively. The charges were recognized as a reduction of purchase payments on the Statement of Changes in Contract Owners’ Equity.

(b) Cost of Insurance

Each subaccount is also charged by the Company for the cost of insurance protection, which is based on a number of variables such as issue age, sex, premium class, policy year and net amount at risk (death benefit less total policy account value). For single premium policies, the charge is accrued daily and deducted annually from the amount invested. For scheduled premium, modified premium and flexible premium adjustable policies, the charge is deducted monthly. The amount of the charge is computed based upon the amount of insurance provided during the year and the insured’s attained age. The cost of insurance charge is assessed monthly against each policy by liquidating units.

(c) Administrative Charges

Depending upon the type of policy, additional recurring monthly deductions may be made for (1) administrative charges (current charges ranging from $3.25-$11.00; guaranteed maximum charges ranging from a flat fee of $16 to a range of $3.25 plus $0.015 per $1,000 of face amount to $12 plus $0.03 per $1,000 of face amount), (2) first year policy charges (current charges ranging from $5.00-$17.50; guaranteed maximum charges ranging from a flat fee of $5.00 to $17.50 or $17.50 plus an amount per $1,000 of Face Amount (ranging from $0-0.11 per $1,000 of face amount) and (3) supplementary charges (ranging from $0-0.11 per $1,000 of face amount).

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT-1 NOTES TO FINANCIAL STATEMENTS December 31, 2015

Optional monthly deductions for additional riders may be made for (1) disability waiver benefit rider which waives monthly deductions in the event of disability (current and guaranteed maximum charge ranging from $.01-$1.76 per $1,000 of net amount at risk), (2) disability waiver of premium benefit waives agreed upon premium in the event of disability (current and guaranteed maximum charges range from 2% to 23.2% of agreed upon premium amount to an annual rate of $0.17 - $5.32 per $1,000 of Face Amount added to each scheduled premium payment. If the Special Premium Payment Provision is in effect, an annual rate of $0.16 - $4.92 per $1,000 of Face Amount), (3) children’s term insurance rider which provides a death benefit for a covered child ($.52 per $1,000 of coverage), (4) additional insurance benefit rider or term insurance rider (current charge of $.02-$115.10 per $1,000 of coverage for single life policies and $0-$20.79 for survivorship policies; guaranteed maximum charge of $0.09 - $420.82 per $1,000 of Rider coverage amount per month), (5) convertible term life insurance rider for term insurance on someone other than the primary insured individual (current charges of $.06-$113.17 per $1,000 of rider coverage; guaranteed maximum charge of $0.09 - $420.82 per $1,000 of Rider Coverage amount per month), (6) minimum death benefit which guarantees a death benefit if specified premiums are paid (current and guaranteed maximum charges are $.01 per $1,000 of Guaranteed Minimum Death Benefit), (7) long term care accelerated benefit which pays an accelerated death benefit in the event of a covered illness ($.02-$3.24 per $1,000 of net amount at risk; no maximum amount is guaranteed), (8) long term care waiver benefit waives monthly deductions in the event of a covered illness ($.01-$3.47 per $1,000 of net amount at risk; no maximum amount is guaranteed), (9) long term care extended insurance benefit rider provides additional benefits after accelerated benefits are exhausted ($.01-$8.72 per $1,000 of rider coverage) and (10) four years survivorship term life insurance provides additional death benefits in the first four years of the policy (current charges ranging from $.03-$.15 per $1,000 of rider coverage; guaranteed maximum charge ranging from $0.03 - $2.75 per $1,000 of Rider coverage amount per month).

A face amount increase charge is made upon an increase in face amount (current charges are as low as $0.00; guaranteed maximum charges range from $50-$300 plus $0-$3 per $1,000 of face amount increase). During any given policy year, the first four or twelve transfers (depending on the policy) by a contract owner of amounts in the subaccounts are free of charge. A fee of $25 is assessed for each additional transfer. These charges are included in the Statements of Changes in Contract Owners’ Equity and are assessed against each policy by liquidating units.

The policies provide for an initial free-look period. If a policy is cancelled within certain time constraints, the contract owner will receive a refund equal to the policy account value plus reimbursements of certain deductions previously made under the policy. Where state law requires a minimum refund equal to gross premiums paid, the refund will instead equal the gross premiums paid on the policy and will not reflect investment experience.

If a policy is surrendered within the first 9-15 policy years (depending on the policy), a contingent deferred sales load charge and/or contingent deferred administrative charge is assessed. The deferred administrative charge ranges from $0-$5 per $1,000 face amount. The deferred sales load charge ranges from 6-35% of premiums paid up to the sales surrender cap. A deferred sales charge and/or a deferred administrative charge will be imposed if certain policies are surrendered or lapse at any time within 10-15 years after the effective date of an increase in face amount (similar charges applied to surrenders/lapses for the initial face amount are applied to the premiums related to the increase in face amount).

A portion of the deferred sales charge and/or deferred administrative charge will be deducted if the face amount is decreased in the first 10-15 years or the related increment of face amount is decreased within 10-15 years after such increase took effect. These charges are included with administrative charges in the Statements of Changes in Contract Owners’ Equity and are assessed against each policy by liquidating units. Upon the transfer of the subaccount value out of a subaccount within 60 days after allocation to that subaccount, certain subaccounts charge a fee of 1% of the amount transferred. These amounts are paid directly to the fund company, and are shown as an investment expense in the Statements of Operations.

The Company, or an affiliate, may receive compensation from a fund or its investment adviser or distributor (or affiliates thereof) in connection with administration, distribution, or other services provided with respect to the funds and their availability through the policies. The amount of this compensation is based upon a percentage of the assets of the fund attributable to the policies and other policies issued by the Company (or an affiliate). These percentages differ, and some funds, advisers, or distributors (or affiliates) may pay the Company more than others. The Company also may receive 12b-1 fees.

(3) Mortality and Expense Risk Charges

In addition to the aforementioned charges, each subaccount is charged for mortality and expense risks assumed by the Company. The annual rates charged to cover these risks range from 0.00% to 1.00% of the average daily net assets held for the benefit of contract owners. These charges are assessed through the daily unit value calculation.

(4) Death Benefits

Death benefit proceeds result in a redemption of policy value from the Account and payment of those proceeds, less any outstanding policy loans (and policy charges), to the legal beneficiary. In the event that the guaranteed death benefit exceeds the account value on the date of death, the excess is paid by the Company’s general account.

(5) Policy Loans (Net of Repayments)

Policy provisions allow contract owners to borrow up to the policy’s non-loaned surrender value (90% of cash surrender value for Options policies). Interest is charged on the outstanding loan and is due and payable at the end of each policy year or when the loan is repaid. Any unpaid interest is added to the loan balance and bears interest at the same loan rate.

At the time the loan is granted, the amount of the loan is transferred from the Account to the Company’s general account as collateral for the outstanding loan. Collateral amounts in the general account are credited with the stated rate of interest in effect at the time the loan is made. Interest credited is paid by the Company’s general account to the Account. Loan repayments result in a transfer of collateral including interest back to the Account.

(6) Related Party Transactions

Contract owners may, with certain restrictions, transfer their assets between the Account and a fixed dollar contract (fixed account) maintained in the accounts of the Company. The fixed account assets are not reflected in the accompanying financial statements. In addition, the Account portion of contract owner loans is transferred to the accounts of the Company for administration and collection. Loan repayments are transferred to the Account at the direction of the contract owner. For the years ended December 31, 2015 and 2014, total transfers to the Account from the fixed account were $67,001,884 and $68,932,223, respectively, and total transfers from the Account to the fixed account were $68,181,167 and $70,394,632, respectively. Transfers from the Account to the fixed account, and transfers to the Account from the fixed account are included in transfers between subaccounts (including fixed account), net, on the accompanying Statements of Changes in Contract Owners’ Equity.

(7) Fair Value Measurement

FASB ASC 820, Fair Value Measurements and Disclosures, defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. In determining fair value, the Account generally uses the market approach as the valuation technique due to the nature of the mutual fund investments offered in the Account. This technique maximizes the use of observable inputs and minimizes the use of unobservable inputs.

In accordance with FASB ASC 820, the Account categorized its financial instruments into a three level hierarchy based on the priority of the inputs to the valuation technique. The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). If the inputs used to measure fair value fall within different levels of the hierarchy, the category level is based on the lowest priority level input that is significant to the fair value measurement of the instrument in its entirety.

The Account categorizes financial assets recorded at fair value as follows:

•

Level 1 – Unadjusted quoted prices accessible in active markets and mutual funds where the value per share (unit) is determined and published and is the basis for current transactions for identical assets or liabilities at the measurement date.

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT-1 NOTES TO FINANCIAL STATEMENTS December 31, 2015

•

Level 2 – Unadjusted quoted prices for similar assets or liabilities in active markets or inputs (other than quoted prices) that are observable or that are derived principally from or corroborated by observable market data through correlation or other means.

•

Level 3 – Prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. Inputs reflect management’s best estimate about the assumptions market participants would use at the measurement date in pricing the asset or liability. Consideration is given to the risk inherent in both the method of valuation and the valuation inputs.

The Account recognizes transfers between fair value hierarchy levels at the reporting period end. There were no transfers between Level 1 and 2 as of December 31, 2015.

The following table summarizes assets measured at fair value on a recurring basis as of December 31, 2015:

	Level 1	Level 2	Level 3	Total
Separate Account Investments	$1,139,176,683	$-	$-	$1,139,176,683

The cost of purchases and proceeds from sales of Investments for the year ended December 31, 2015 are as follows:

	Purchases of Investments	Sales of Investments
Small Cap Growth Portfolio: Class I-2 Shares (AASCO)	$6,870,607	$2,907,403
Global Allocation V.I. Fund - Class II (MLVGA2)	195,050	261,214
Stock Index Fund, Inc. - Initial Shares (DSIF)	898,200	1,488,201
Van Kampen V.I. Mid Cap Growth Fund - Series I Shares (IVKMG1)	298,486	182,458
Balanced Portfolio: Service Shares (JABS)	396,070	334,533
Forty Portfolio: Service Shares (JACAS)	1,448,792	478,678
Global Technology Portfolio: Service Shares (JAGTS)	509,028	224,002
Overseas Portfolio: Service Shares (JAIGS)	330,423	1,011,106
Var Insurance Trust II - MFS Investors Growth Stock Portfolio: Initial Class (MV2IGI)	2,210,198	100,590
Value Series - Initial Class (MVFIC)	383,427	495,600
Variable Insurance Trust II - MFS International Value Portfolio - Service Class (MVIVSC)	303,295	248,638
Core Plus Fixed Income Portfolio - Class I (MSVFI)	149,947	98,670
Emerging Markets Debt Portfolio - Class I (MSEM)	12,026	41,191
U.S. Real Estate Portfolio - Class I (MSVRE)	274,542	359,885
American Century NVIT Multi Cap Value Fund - Class I (NVAMV1)	1,219,303	1,011,657
American Funds NVIT Asset Allocation Fund - Class II (GVAAA2)	242,985	102,706
American Funds NVIT Bond Fund - Class II (GVABD2)	22,425	43,039
American Funds NVIT Global Growth Fund - Class II (GVAGG2)	368,433	244,476
American Funds NVIT Growth Fund - Class II (GVAGR2)	110,991	88,832
American Funds NVIT Growth-Income Fund - Class II (GVAGI2)	98,758	31,078
Federated NVIT High Income Bond Fund - Class I (HIBF)	1,423,435	1,511,751
NVIT Emerging Markets Fund - Class I (GEM)	318,442	534,574
NVIT International Equity Fund - Class I (GIG)	26,516	17,118
Variable Insurance Trust: NVIT International Equity Fund - Class VI (NVIE6)	21,179	38,225
Neuberger Berman NVIT Multi Cap Opportunities Fund - Class I (NVNMO1)	2,186,022	1,862,629
Neuberger Berman NVIT Socially Responsible Fund - Class II (NVNSR2)	32,354	82,207
NVIT Cardinal Aggressive Fund - Class I (NVCRA1)	139,339	32,097
NVIT Cardinal Balanced Fund - Class I (NVCRB1)	1,394	24,790
NVIT Cardinal Capital Appreciation Fund - Class I (NVCCA1)	6,304	3,776
NVIT Cardinal Conservative Fund - Class I (NVCCN1)	1,918	1,797
NVIT Cardinal Moderate Fund - Class I (NVCMD1)	94,520	474,940
NVIT Cardinal Moderately Aggressive Fund - Class I (NVCMA1)	69,021	201,022
NVIT Cardinal Moderately Conservative Fund - Class I (NVCMC1)	1,360	801
NVIT Core Bond Fund - Class I (NVCBD1)	159,878	58,731
NVIT Core Plus Bond Fund - Class I (NVLCP1)	1,784	1,379
NVIT Nationwide Fund - Class IV (TRF4)	2,501,371	8,809,583
NVIT Government Bond Fund - Class I (GBF)	520,713	544,958
NVIT Government Bond Fund - Class IV (GBF4)	1,768,757	3,194,013
American Century NVIT Growth Fund - Class IV (CAF4)	2,822,684	2,296,578
NVIT Investor Destinations Aggressive Fund - Class II (GVIDA)	650,442	467,862
NVIT Investor Destinations Balanced Fund - Class II (NVDBL2)	1,789	7,643
NVIT Investor Destinations Capital Appreciation Fund - Class II (NVDCA2)	1,980	961
NVIT Investor Destinations Conservative Fund - Class II (GVIDC)	122,873	314,532
NVIT Investor Destinations Moderate Fund - Class II (GVIDM)	3,474,575	4,323,773
NVIT Investor Destinations Moderately Aggressive Fund - Class II (GVDMA)	1,918,617	3,012,210
NVIT Investor Destinations Moderately Conservative Fund - Class II (GVDMC)	336,518	280,005
NVIT Mid Cap Index Fund - Class I (MCIF)	593,403	510,643
NVIT Multi-Manager International Growth Fund - Class I (NVMIG1)	193,386	282,142
NVIT Multi-Manager International Value Fund - Class I (GVDIVI)	822,409	2,055,136
NVIT Multi-Manager International Value Fund - Class IV (GVDIV4)	228,504	1,160,810
NVIT Multi-Manager Large Cap Growth Fund - Class I (NVMLG1)	558,802	611,868
NVIT Multi-Manager Large Cap Value Fund - Class I (NVMLV1)	482,368	1,554,141
NVIT Multi-Manager Mid Cap Growth Fund - Class I (NVMMG1)	8,537,697	5,885,397
NVIT Multi-Manager Mid Cap Value Fund - Class II (NVMMV2)	1,095,581	1,054,324
NVIT Multi-Manager Small Cap Growth Fund - Class I (SCGF)	452,640	691,485
NVIT Multi-Manager Small Cap Value Fund - Class IV (SCVF4)	2,563,553	2,433,745
NVIT Multi-Manager Small Company Fund - Class IV (SCF4)	2,397,907	1,895,172
NVIT Multi-Sector Bond Fund - Class I (MSBF)	160,600	397,667
NVIT S&P 500 Index Fund - Class IV (GVEX4)	7,170,635	14,520,044
NVIT Short Term Bond Fund - Class II (NVSTB2)	217,755	185,807
NVIT Large Cap Growth Fund - Class I (NVOLG1)	16,558,451	12,055,309
Templeton NVIT International Value Fund - Class III (NVTIV3)	97,379	32,872
Invesco NVIT Comstock Value Fund - Class IV (EIF4)	734,710	2,098,969
NVIT Real Estate Fund - Class I (NVRE1)	1,444,707	734,385
NVIT Money Market Fund - Class IV (SAM4)	12,179,811	13,613,234
VPS Growth and Income Portfolio - Class A (ALVGIA)	255,323	488,097
VPS Small/Mid Cap Value Portfolio - Class A (ALVSVA)	627,939	593,332
VP Income & Growth Fund - Class I (ACVIG)	332,795	298,647
VP Inflation Protection Fund - Class II (ACVIP2)	153,199	597,205
VP International Fund - Class I (ACVI)	16,461	61,918
VP Mid Cap Value Fund - Class I (ACVMV1)	193,534	210,851
VP Ultra(R) Fund - Class I (ACVU1)	14,481	2,802
Small Cap Stock Index Portfolio - Service Shares (DVSCS)	1,226,612	1,315,509
Appreciation Portfolio - Initial Shares (DCAP)	272,940	451,630
Opportunistic Small Cap Portfolio: Initial Shares (DSC)	61,430	69,905
Managed Tail Risk Fund II: Primary Shares (FVCA2P)	10,809	16,109
Quality Bond Fund II - Primary Shares (FQB)	358,436	334,145
Equity-Income Portfolio - Initial Class (FEIP)	12,702,857	10,863,981
High Income Portfolio - Initial Class (FHIP)	6,062,855	1,563,691
VIP Asset Manager Portfolio - Initial Class (FAMP)	3,490,027	3,509,108
VIP Energy Portfolio - Service Class 2 (FNRS2)	468,366	476,503
VIP Equity-Income Portfolio - Service Class (FEIS)	986,595	441,603
VIP Freedom Fund 2010 Portfolio - Service Class (FF10S)	34,280	114,146
VIP Freedom Fund 2020 Portfolio - Service Class (FF20S)	97,764	136,468
VIP Freedom Fund 2030 Portfolio - Service Class (FF30S)	118,274	163,595
VIP Growth Portfolio - Initial Class (FGP)	6,607,165	14,320,164
VIP Growth Portfolio - Service Class (FGS)	257,031	230,169
VIP Investment Grade Bond Portfolio - Initial Class (FIGBP)	1,928,092	4,006,368
VIP Investment Grade Bond Portfolio - Service Class (FIGBS)	140,688	111,168
VIP Mid Cap Portfolio - Service Class (FMCS)	1,822,079	1,719,353
VIP Overseas Portfolio - Initial Class (FOP)	23,203,027	3,127,250
VIP Overseas Portfolio - Service Class (FOS)	3,530,484	167,489
VIP Value Strategies Portfolio - Service Class (FVSS)	135,654	276,863
Rising Dividends Securities Fund - Class 1 (FTVRDI)	1,191,464	1,265,992
Small Cap Value Securities Fund - Class 1 (FTVSVI)	977,700	783,258
Templeton Developing Markets Securities Fund - Class 2 (FTVDM2)	339,609	266,977
Templeton Foreign Securities Fund - Class 1 (TIF)	125,583	212,868
Templeton Global Bond Securities Fund - Class 2 (FTVGI2)	232,592	358,311
VIP Founding Funds Allocation Fund - Class 2 (FTVFA2)	13,445	7,120
Short Duration Bond Portfolio - I Class Shares (AMTB)	496,237	1,294,702
International Portfolio - S Class Shares (AMINS)	-	1
Mid-Cap Growth Portfolio - I Class Shares (AMCG)	33,191	43,320
Mid-Cap Growth Portfolio - S Class Shares (AMMCGS)	605,341	14,462
Advisers Management Trust: Large Cap Value Portfolio - Class I (AMTP)	347,315	348,231
Socially Responsive Portfolio - I Class Shares (AMSRS)	91,148	79,201
Global Securities Fund/VA - Non-Service Shares (OVGS)	1,303,446	1,489,536
Main Street Fund(R)/VA - Non-Service Shares (OVGI)	1,883,477	393,000
Main Street Small- & Mid-Cap Fund(R)/VA - Non-Service Shares (OVSC)	295,731	366,481
Global Strategic Income Fund/VA: Non-service Shares (OVSB)	108,637	59,987
Foreign Bond Portfolio (Unhedged) - Administrative Class (PMVFBA)	10,730	71,959
Low Duration Portfolio - Administrative Class (PMVLDA)	121,704	215,379
Total Return Portfolio - Administrative Class (PMVTRA)	159,559	303,100
VT Growth & Income Fund: Class IB (PVGIB)	43,314	67,072
VT International Equity Fund: Class IB (PVTIGB)	62,849	66,590
VT Voyager Fund: Class IB (PVTVB)	97,049	124,805
VI American Franchise Fund - Series I Shares (ACEG)	26,857	55,778
VI Value Opportunities Fund - Series I Shares (AVBVI)	47,798	5,265
Health Sciences Portfolio - II (TRHS2)	1,583,803	475,502
VIP Trust - Unconstrained Emerging Markets Bond Fund - Initial Class (VWBF)	513,466	889,913
VIP Trust Emerging Markets Fund - Initial Class (VWEM)	1,943,754	2,342,566
VIP Trust Global Hard Assets Fund - Initial Class (VWHA)	541,864	1,448,989
Variable Insurance Fund - Equity Income Portfolio (VVEI)	481,640	702,911
Variable Insurance Fund - High Yield Bond Portfolio (VVHYB)	723,291	627,066
Variable Insurance Fund - Mid-Cap Index Portfolio (VVMCI)	609,085	352,614
Variable Insurance Fund - Total Bond Market Index Portfolio (VVHGB)	145,602	107,226
Variable Insurance Portfolios - Asset Strategy (WRASP)	110,284	63,226
Advantage VT Discovery Fund (SVDF)	277,363	271,815
Advantage VT Opportunity Fund - Class 2 (SVOF)	66,786	64,529
Advantage VT Small Cap Growth Fund - Class 2 (WFVSCG)	73,319	26,794
Investors Growth Stock Series - Initial Class (obsolete) (MIGIC)	1,093,224	2,054,583
VIP High Income Portfolio - Initial Class R (obsolete) (FHIPR)	73,057	5,221,852
VIP Overseas Portfolio - Initial Class R (obsolete) (FOPR)	262,419	22,687,511
VIP Overseas Portfolio - Service Class R (obsolete) (FOSR)	49,088	3,402,273
Small-Cap Growth Portfolio - S Class Shares (obsolete) (AMFAS)	169,313	655,643

Total	$173,878,400	$194,581,536

(8) Financial Highlights

The Company offers several variable life products through the Account that have unique combinations of features and fees that are assessed to the contract owner. Differences in fee structures result in a variety of contract expense rates, unit fair values and total returns. The following tabular presentation is a summary of units, unit fair values, contract owners’ equity outstanding and contract expense rates for variable life contracts as of December 31, 2015, and the investment income ratio and total return for each of the periods in the five year period ended December 31, 2015. The information is presented as a range of minimum to maximum values based upon product grouping. The range is determined by identifying the lowest and the highest contract expense rate for contracts with units outstanding as of the balance sheet date. The unit fair values and total returns related to these identified contract expense rates are also disclosed as a range below. Accordingly, some individual contract amounts may not be within the ranges presented. Total return and investment income ratio for periods with no ending contract owners’ equity were considered to be irrelevant, and therefore are not presented.

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT-1 NOTES TO FINANCIAL STATEMENTS December 31, 2015

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***			Inception Date****
Small Cap Growth Portfolio: Class I-2 Shares (AASCO)
2015	0.60%	to	0.75%	75,792	$2,184.97	to	$212.14	$21,734,561	0.00%	-3.90%	to	-4.04%
2014	0.60%	to	0.75%	82,703	2,273.56	to	221.08	24,757,746	0.00%	-0.16%	to	-0.31%
2013	0.60%	to	0.75%	89,793	2,277.29	to	221.77	27,022,875	0.00%	33.46%	to	33.26%
2012	0.60%	to	0.75%	101,176	1,706.38	to	166.42	22,846,149	0.00%	11.82%	to	11.66%
2011	0.60%	to	0.75%	112,712	1,525.94	to	149.05	22,501,240	0.00%	-3.76%	to	-3.90%
Global Allocation V.I. Fund - Class II (MLVGA2)
2015			0.75%	8,661			156.50	1,355,473	0.97%			-1.61%
2014			0.75%	9,546			159.06	1,518,418	2.28%			1.20%
2013			0.75%	8,799			157.17	1,382,939	1.12%			13.70%
2012			0.75%	8,637			138.24	1,193,957	1.68%			9.32%
2011			0.75%	6,658			126.46	841,939	1.91%			-4.35%
Stock Index Fund, Inc. - Initial Shares (DSIF)
2015	0.60%	to	0.75%	33,423	2,604.20	to	255.52	9,125,039	1.82%	0.50%	to	0.35%
2014	0.60%	to	0.75%	36,803	2,591.19	to	254.62	10,045,959	1.75%	12.75%	to	12.58%
2013	0.60%	to	0.75%	39,350	2,298.26	to	226.18	9,450,492	1.85%	31.24%	to	31.04%
2012	0.60%	to	0.75%	42,592	1,751.22	to	172.60	7,681,421	2.06%	15.04%	to	14.87%
2011	0.60%	to	0.75%	44,596	1,522.22	to	150.26	7,134,439	1.82%	1.27%	to	1.12%
Van Kampen V.I. Mid Cap Growth Fund - Series I Shares (IVKMG1)
2015	0.60%	to	0.75%	11,718	1,440.16	to	143.22	1,769,503	0.00%	0.60%	to	0.45%
2014	0.60%	to	0.75%	11,752	1,431.56	to	142.58	1,772,333	0.00%	7.39%	to	7.23%
2013	0.60%	to	0.75%	12,184	1,333.04	to	132.97	1,709,007	0.44%	36.19%	to	35.99%
2012	0.60%	to	0.75%	12,309	978.77	to	97.78	1,278,458	0.00%	-2.12%	to	-2.22%	****
Balanced Portfolio: Service Shares (JABS)
2015	0.60%	to	0.75%	6,932	2,475.10	to	242.85	2,342,441	1.63%	-0.19%	to	-0.34%
2014	0.60%	to	0.75%	6,684	2,479.81	to	243.68	2,382,160	1.46%	7.59%	to	7.43%
2013	0.60%	to	0.75%	6,790	2,304.86	to	226.83	2,652,637	2.03%	19.09%	to	18.91%
2012	0.60%	to	0.75%	7,845	1,935.46	to	190.76	2,439,419	2.53%	12.70%	to	12.53%
2011	0.60%	to	0.75%	8,566	1,717.43	to	169.53	2,308,774	2.26%	0.75%	to	0.60%
Forty Portfolio: Service Shares (JACAS)
2015	0.60%	to	0.75%	14,765	3,068.35	to	300.61	4,809,108	1.24%	11.27%	to	11.10%
2014	0.60%	to	0.75%	14,531	2,757.63	to	270.57	4,294,689	0.03%	7.82%	to	7.66%
2013	0.60%	to	0.75%	17,110	2,557.65	to	251.33	4,681,584	0.59%	30.10%	to	29.91%
2012	0.60%	to	0.75%	18,617	1,965.86	to	193.46	3,946,711	0.57%	23.12%	to	22.93%
2011	0.60%	to	0.75%	19,604	1,596.76	to	157.38	3,524,879	0.24%	-7.50%	to	-7.64%
Global Technology Portfolio: Service Shares (JAGTS)
2015	0.60%	to	0.75%	4,637	2,619.19	to	256.60	1,390,392	0.79%	4.02%	to	3.86%
2014	0.60%	to	0.75%	4,243	2,517.98	to	247.06	1,223,864	0.00%	8.69%	to	8.53%
2013	0.60%	to	0.75%	4,670	2,316.59	to	227.64	1,208,732	0.00%	34.58%	to	34.38%
2012	0.60%	to	0.75%	5,153	1,721.34	to	169.40	949,979	0.00%	18.43%	to	18.26%
2011	0.60%	to	0.75%	687	1,453.41	to	143.25	208,526	0.00%	-9.20%	to	-9.34%
Overseas Portfolio: Service Shares (JAIGS)
2015	0.60%	to	0.75%	12,859	2,134.64	to	209.13	3,272,698	0.51%	-9.35%	to	-9.49%
2014	0.60%	to	0.75%	16,106	2,354.80	to	231.05	4,413,108	5.84%	-12.63%	to	-12.76%
2013	0.60%	to	0.75%	17,249	2,695.11	to	264.83	5,387,213	3.07%	13.60%	to	13.43%
2012	0.60%	to	0.75%	21,097	2,372.50	to	233.48	5,784,244	0.84%	12.50%	to	12.33%
2011	0.60%	to	0.75%	2,651	2,108.84	to	207.85	1,460,248	0.37%	-32.74%	to	-32.84%
Var Insurance Trust II - MFS Investors Growth Stock Portfolio: Initial Class (MV2IGI)
2015	0.60%	to	0.75%	16,995			981.45	1,959,063	0.49%	-1.85%	to	-1.97%	****
Value Series - Initial Class (MVFIC)
2015	0.60%	to	0.75%	8,823	2,927.44	to	287.23	3,001,351	2.34%	-1.33%	to	-1.48%
2014	0.60%	to	0.75%	9,638	2,966.91	to	291.54	3,396,481	1.49%	9.85%	to	9.68%
2013	0.60%	to	0.75%	10,879	2,700.90	to	265.80	3,529,385	1.16%	35.07%	to	34.87%
2012	0.60%	to	0.75%	12,622	1,999.57	to	197.08	2,901,177	1.59%	15.56%	to	15.39%
2011	0.60%	to	0.75%	12,708	1,730.27	to	170.79	2,582,973	1.45%	-0.90%	to	-1.05%
Variable Insurance Trust II - MFS International Value Portfolio - Service Class (MVIVSC)
2015	0.60%	to	0.75%	3,849	1,637.92	to	162.41	1,301,836	1.81%	5.68%	to	5.53%
2014	0.60%	to	0.75%	3,372	1,549.83	to	153.90	1,210,137	1.73%	0.53%	to	0.38%
2013	0.60%	to	0.75%	3,744	1,541.69	to	153.32	1,208,461	1.30%	26.87%	to	26.68%
2012	0.60%	to	0.75%	1,863	1,215.17	to	121.03	720,360	1.37%	15.24%	to	15.06%
2011	0.60%	to	0.75%	864	1,054.50	to	105.19	540,878	1.44%	-2.36%	to	-2.51%
Core Plus Fixed Income Portfolio - Class I (MSVFI)
2015	0.60%	to	0.75%	4,002	1,470.14	to	144.25	832,740	3.44%	-1.25%	to	-1.39%
2014	0.60%	to	0.75%	4,066	1,488.68	to	146.29	815,851	2.83%	7.21%	to	7.05%
2013	0.60%	to	0.75%	4,254	1,388.57	to	136.65	634,893	3.56%	-0.91%	to	-1.06%
2012	0.60%	to	0.75%	4,783	1,401.37	to	138.12	705,801	4.65%	8.78%	to	8.62%
2011	0.60%	to	0.75%	5,478	1,288.21	to	127.16	728,563	3.49%	5.02%	to	4.86%

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT-1 NOTES TO FINANCIAL STATEMENTS December 31, 2015

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***			Inception Date****
Emerging Markets Debt Portfolio - Class I (MSEM)
2015	0.60%	to	0.75%	439	$2,197.99	to	$215.66	$162,885	5.21%	-1.71%	to	-1.85%
2014	0.60%	to	0.75%	571	2,236.16	to	219.74	202,891	5.20%	2.31%	to	2.16%
2013	0.60%	to	0.75%	699	2,185.63	to	215.09	345,980	4.22%	-9.30%	to	-9.43%
2012	0.60%	to	0.75%	871	2,409.61	to	237.49	635,486	2.88%	17.25%	to	17.08%
2011	0.60%	to	0.75%	857	2,055.04	to	202.85	487,248	3.59%	6.39%	to	6.24%
U.S. Real Estate Portfolio - Class I (MSVRE)
2015	0.60%	to	0.75%	430	3,762.33	to	369.15	735,206	1.28%	1.56%	to	1.41%
2014	0.60%	to	0.75%	454	3,704.56	to	364.03	819,649	1.33%	28.95%	to	28.75%
2013	0.60%	to	0.75%	419	2,872.96	to	282.73	576,660	1.20%	1.44%	to	1.29%
2012	0.60%	to	0.75%	463	2,832.08	to	279.13	670,469	1.09%	15.14%	to	14.97%
2011	0.60%	to	0.75%	506	2,459.66	to	242.79	623,871	0.81%	5.29%	to	5.13%
American Century NVIT Multi Cap Value Fund - Class I (NVAMV1)
2015	0.60%	to	0.75%	24,656	2,257.61	to	223.51	6,049,823	2.39%	-4.85%	to	-4.99%
2014	0.60%	to	0.75%	27,671	2,372.63	to	235.26	7,135,110	1.95%	12.44%	to	12.27%
2013	0.60%	to	0.75%	31,874	2,110.10	to	209.54	7,264,042	1.86%	31.11%	to	30.91%
2012	0.60%	to	0.75%	34,777	1,609.41	to	160.06	6,068,219	0.98%	13.98%	to	13.80%
2011	0.60%	to	0.75%	39,418	1,412.07	to	140.64	5,932,300	1.54%	0.05%	to	-0.10%
American Funds NVIT Asset Allocation Fund - Class II (GVAAA2)
2015			0.75%	6,269			154.45	968,258	1.55%			0.23%
2014			0.75%	5,685			154.10	876,047	0.90%			4.21%
2013			0.75%	3,063			147.88	452,951	1.32%			22.36%
2012			0.75%	3,270			120.85	395,184	1.48%			14.85%
2011			0.75%	4,069			105.23	428,163	1.26%			0.18%
American Funds NVIT Bond Fund - Class II (GVABD2)
2015			0.75%	1,573			122.46	192,624	1.35%			-0.98%
2014			0.75%	1,753			123.66	216,783	1.25%			4.19%
2013			0.75%	2,629			118.69	312,026	1.77%			-3.30%
2012			0.75%	2,664			122.74	326,976	2.04%			4.18%
2011			0.75%	3,430			117.81	404,101	2.28%			4.94%
American Funds NVIT Global Growth Fund - Class II (GVAGG2)
2015			0.75%	8,647			172.35	1,490,348	0.67%			5.75%
2014			0.75%	8,722			162.99	1,421,578	0.71%			1.07%
2013			0.75%	9,225			161.25	1,487,574	0.37%			27.68%
2012			0.75%	10,431			126.30	1,317,390	0.88%			21.17%
2011			0.75%	10,600			104.23	1,104,819	0.94%			-9.99%
American Funds NVIT Growth Fund - Class II (GVAGR2)
2015			0.75%	5,561			164.64	915,567	0.73%			5.63%
2014			0.75%	5,561			155.86	866,752	0.47%			7.26%
2013			0.75%	8,501			145.31	1,235,312	0.30%			28.64%
2012			0.75%	10,577			112.96	1,194,773	0.23%			16.52%
2011			0.75%	10,834			96.94	1,050,273	0.26%			-5.40%
American Funds NVIT Growth-Income Fund - Class II (GVAGI2)
2015			0.75%	4,209			141.19	594,268	0.88%			0.33%
2014			0.75%	4,028			140.72	566,834	0.80%			9.40%
2013			0.75%	3,134			128.63	403,119	1.06%			31.97%
2012			0.75%	2,708			97.46	263,931	1.09%			16.19%
2011			0.75%	2,273			83.89	190,672	0.96%			-2.96%
Federated NVIT High Income Bond Fund - Class I (HIBF)
2015	0.60%	to	0.75%	6,490	2,004.77	to	196.70	1,433,095	4.64%	-3.19%	to	-3.33%
2014	0.60%	to	0.75%	7,280	2,070.83	to	203.49	1,656,557	4.82%	1.94%	to	1.78%
2013	0.60%	to	0.75%	838	2,031.48	to	199.92	347,405	5.89%	6.43%	to	6.27%
2012	0.60%	to	0.75%	1,019	1,908.72	to	188.12	414,255	7.54%	13.87%	to	13.70%
2011	0.60%	to	0.75%	1,184	1,676.23	to	165.46	412,503	8.30%	3.20%	to	3.04%
NVIT Emerging Markets Fund - Class I (GEM)
2015	0.60%	to	0.75%	8,965	2,777.09	to	272.48	2,875,486	0.82%	-16.50%	to	-16.62%
2014	0.60%	to	0.75%	9,579	3,325.78	to	326.81	3,673,443	1.27%	-6.07%	to	-6.21%
2013	0.60%	to	0.75%	1,626	3,540.75	to	348.45	1,018,024	1.16%	0.14%	to	-0.01%
2012	0.60%	to	0.75%	1,754	3,535.69	to	348.48	1,084,341	0.46%	16.51%	to	16.34%
2011	0.60%	to	0.75%	1,972	3,034.54	to	299.54	1,196,368	0.67%	-22.84%	to	-22.95%
NVIT International Equity Fund - Class I (GIG)
2015			0.75%	1,205			93.53	112,701	0.54%			-3.78%
2014			0.75%	1,154			97.20	112,173	-1.75%			-2.80%	****
Variable Insurance Trust: NVIT International Equity Fund - Class VI (NVIE6)
2015	0.65%	to	0.75%	3,416	89.79	to	89.11	306,033	0.27%	-3.85%	to	-3.94%
2014	0.65%	to	0.75%	3,707	93.39	to	92.77	345,354	3.78%	-1.36%	to	-1.46%
2013	0.65%	to	0.75%	3,817	94.68	to	94.14	360,616	0.54%	16.80%	to	16.68%
2012	0.65%	to	0.75%	3,957	81.06	to	80.68	320,102	0.58%	14.48%	to	14.36%
2011	0.65%	to	0.75%	4,469	70.81	to	70.55	315,901	1.09%	-10.58%	to	-10.67%

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT-1 NOTES TO FINANCIAL STATEMENTS December 31, 2015

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***			Inception Date****
Neuberger Berman NVIT Multi Cap Opportunities Fund - Class I (NVNMO1)
2015	0.60%	to	0.75%	74,953	$1,371.82	to	$135.61	$13,500,441	0.78%	-1.67%	to	-1.82%
2014	0.60%	to	0.75%	81,163	1,395.14	to	138.13	14,685,682	0.88%	5.96%	to	5.80%
2013	0.60%	to	0.75%	90,758	1,316.65	to	130.55	15,460,936	1.03%	42.96%	to	42.75%
2012	0.60%	to	0.75%	102,131	920.99	to	91.46	11,981,182	1.45%	16.24%	to	16.07%
2011	0.60%	to	0.75%	115,071	792.32	to	78.80	11,483,723	0.56%	-12.15%	to	-12.28%
Neuberger Berman NVIT Socially Responsible Fund - Class II (NVNSR2)
2015	0.65%	to	0.75%	935	156.58	to	155.38	145,433	0.70%	-1.06%	to	-1.16%
2014	0.65%	to	0.75%	1,398	158.26	to	157.21	220,332	0.90%	9.79%	to	9.68%
2013	0.65%	to	0.75%	1,430	144.15	to	143.33	205,420	0.71%	37.65%	to	37.52%
2012	0.65%	to	0.75%	1,783	104.72	to	104.23	186,164	1.13%	10.66%	to	10.55%
2011	0.65%	to	0.75%	1,762	94.63	to	94.28	166,360	0.70%	-3.89%	to	-3.99%
NVIT Cardinal Aggressive Fund - Class I (NVCRA1)
2015			0.75%	3,115			130.93	407,842	2.76%			-2.31%
2014			0.75%	2,572			134.03	344,713	2.42%			3.69%
2013			0.75%	2,160			129.25	279,179	1.30%			28.68%
2012			0.75%	2,118			100.44	212,737	1.00%			15.35%
2011			0.75%	2,216			87.07	192,954	1.87%			-6.89%
NVIT Cardinal Balanced Fund - Class I (NVCRB1)
2015			0.75%	51			130.29	6,645	1.89%			-1.79%
2014			0.75%	229			132.67	30,382	2.34%			3.68%
2013			0.75%	252			127.96	32,246	1.31%			13.86%
2012			0.75%	414			112.38	46,526	2.33%			10.40%
2011			0.75%	144			101.79	14,658	2.09%			-2.00%
NVIT Cardinal Capital Appreciation Fund - Class I (NVCCA1)
2015			0.75%	308			132.38	40,772	3.15%			-1.88%
2014			0.75%	319			134.92	43,039	2.66%			3.92%
2013			0.75%	284			129.83	36,871	1.61%			20.54%
2012			0.75%	515			107.71	55,470	1.44%			12.88%
2011			0.75%	517			95.42	49,330	0.75%			-4.09%
NVIT Cardinal Conservative Fund - Class I (NVCCN1)
2015			0.75%	71			123.07	8,738	2.16%			-1.39%
2014			0.75%	74			124.80	9,236	2.27%			2.65%
2013			0.75%	76			121.58	9,240	2.82%			4.24%
2012			0.75%	40			116.64	4,665	2.38%			6.77%
NVIT Cardinal Moderate Fund - Class I (NVCMD1)
2015			0.75%	2,456			131.56	323,122	2.46%			-1.72%
2014			0.75%	5,651			133.86	756,445	2.54%			3.88%
2013			0.75%	5,457			128.87	703,223	1.67%			17.10%
2012			0.75%	5,673			110.05	624,320	1.54%			11.61%
2011			0.75%	6,058			98.61	597,354	2.52%			-2.98%
NVIT Cardinal Moderately Aggressive Fund - Class I (NVCMA1)
2015			0.75%	1,791			131.43	235,399	2.86%			-2.16%
2014			0.75%	3,021			134.34	405,843	2.27%			3.88%
2013			0.75%	4,001			129.33	517,441	1.87%			23.43%
2012			0.75%	2,911			104.78	305,019	0.68%			13.81%
2011			0.75%	10,027			92.07	923,153	2.49%			-5.29%
NVIT Cardinal Moderately Conservative Fund - Class I (NVCMC1)
2015			0.75%	45			128.38	5,777	2.64%			-1.62%
2014			0.75%	43			130.50	5,611	2.46%			3.39%
2013			0.75%	43			126.21	5,427	0.72%			10.50%
2012			0.75%	316			114.22	36,093	1.00%			9.31%
2011			0.75%	294			104.49	30,721	2.68%			-1.03%
NVIT Core Bond Fund - Class I (NVCBD1)
2015	0.65%	to	0.75%	2,410	129.48	to	128.49	310,952	3.23%	-1.36%	to	-1.46%
2014	0.65%	to	0.75%	1,707	131.27	to	130.40	223,379	2.60%	4.37%	to	4.27%
2013	0.65%	to	0.75%	2,493	125.77	to	125.06	312,761	2.60%	-2.55%	to	-2.64%
2012	0.65%	to	0.75%	2,646	129.06	to	128.46	340,867	3.17%	7.05%	to	6.95%
2011	0.65%	to	0.75%	2,500	120.55	to	120.11	301,006	3.01%	5.91%	to	5.80%
NVIT Core Plus Bond Fund - Class I (NVLCP1)
2015			0.75%	110			139.49	15,343	1.82%			-1.06%
2014			0.75%	109			140.98	15,367	2.32%			4.30%
2013			0.75%	124			135.17	16,761	1.35%			-2.51%
2012			0.75%	553			138.64	76,668	1.89%			6.58%
2011			0.75%	585			130.08	76,100	2.43%			5.58%

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT-1 NOTES TO FINANCIAL STATEMENTS December 31, 2015

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***			Inception Date****
NVIT Nationwide Fund - Class IV (TRF4)
2015	0.00%	to	0.75%	63,363	$13,994.27	to	$464.42	$104,294,518	1.22%	0.87%	to	0.11%
2014	0.00%	to	0.75%	69,074	13,873.91	to	463.89	110,907,436	1.16%	12.23%	to	11.39%
2013	0.00%	to	0.75%	75,252	12,361.79	to	416.45	106,519,061	1.33%	31.00%	to	30.03%
2012	0.60%	to	0.75%	82,876	5,962.35	to	320.28	89,075,421	1.43%	13.54%	to	13.36%
2011	0.00%	to	0.75%	92,919	8,261.41	to	282.52	85,316,173	1.14%	0.63%	to	-0.12%
NVIT Government Bond Fund - Class I (GBF)
2015			0.75%	3,351			142.28	476,770	1.69%			-0.86%
2014			0.75%	3,547			143.50	509,009	1.99%			3.79%
2013			0.75%	3,590			138.27	496,379	1.83%			-4.77%
2012			0.75%	3,588			145.20	520,964	2.22%			2.28%
2011			0.75%	3,688			141.95	523,522	3.04%			6.46%
NVIT Government Bond Fund - Class IV (GBF4)
2015	0.00%	to	0.75%	27,051	6,864.25	to	289.79	13,150,592	1.69%	-0.11%	to	-0.86%
2014	0.00%	to	0.75%	30,776	6,871.82	to	292.29	14,814,759	1.97%	4.58%	to	3.80%
2013	0.00%	to	0.75%	33,377	6,571.04	to	281.60	15,632,469	1.93%	-4.13%	to	-4.85%
2012	0.60%	to	0.75%	35,723	3,792.99	to	295.96	17,753,833	2.16%	2.44%	to	2.29%
2011	0.00%	to	0.75%	39,845	6,650.75	to	289.33	19,260,995	2.88%	7.34%	to	6.55%
American Century NVIT Growth Fund - Class IV (CAF4)
2015	0.60%	to	0.75%	77,243	1,948.28	to	189.73	20,102,350	0.35%	3.99%	to	3.84%
2014	0.60%	to	0.75%	84,350	1,873.44	to	182.72	21,217,632	0.34%	10.66%	to	10.49%
2013	0.60%	to	0.75%	92,231	1,692.98	to	165.37	20,986,918	0.67%	28.97%	to	28.77%
2012	0.60%	to	0.75%	101,294	1,312.73	to	128.42	17,732,583	0.55%	13.34%	to	13.17%
2011	0.60%	to	0.75%	108,961	1,158.24	to	113.47	16,874,536	0.58%	-1.28%	to	-1.43%
NVIT Investor Destinations Aggressive Fund - Class II (GVIDA)
2015	0.60%	to	0.75%	19,726	2,453.81	to	238.78	4,768,671	1.50%	-1.59%	to	-1.74%
2014	0.60%	to	0.75%	19,107	2,493.47	to	243.00	4,704,068	1.65%	4.36%	to	4.20%
2013	0.60%	to	0.75%	20,608	2,389.35	to	233.21	4,863,570	1.61%	26.49%	to	26.30%
2012	0.60%	to	0.75%	22,491	1,889.03	to	184.65	4,200,717	1.49%	15.21%	to	15.04%
2011	0.60%	to	0.75%	27,231	1,639.66	to	160.52	4,429,138	1.81%	-4.50%	to	-4.65%
NVIT Investor Destinations Balanced Fund - Class II (NVDBL2)
2015			0.75%	115			158.90	18,273	1.48%			-0.92%
2014			0.75%	155			160.37	24,857	2.06%			3.80%
2013			0.75%	113			154.49	17,458	1.56%			12.58%
2012			0.75%	122			137.23	16,743	1.58%			8.57%
2011			0.75%	149			126.41	18,834	1.26%			0.13%
NVIT Investor Destinations Capital Appreciation Fund - Class II (NVDCA2)
2015			0.75%	60			180.86	10,852	1.59%			-1.27%
2014			0.75%	57			183.19	10,442	1.78%			4.43%
2013			0.75%	45			175.43	7,894	1.79%			18.60%
2012			0.75%	43			147.92	6,360	1.79%			11.41%
2011			0.75%	41			132.77	5,443	2.01%			-1.67%
NVIT Investor Destinations Conservative Fund - Class II (GVIDC)
2015	0.60%	to	0.75%	7,367	1,526.60	to	151.19	1,202,723	1.66%	-0.33%	to	-0.48%
2014	0.60%	to	0.75%	9,031	1,531.74	to	151.93	1,454,217	1.60%	3.27%	to	3.11%
2013	0.60%	to	0.75%	13,089	1,483.25	to	147.34	1,945,534	1.49%	4.20%	to	4.05%
2012	0.60%	to	0.75%	17,586	1,423.40	to	141.61	2,505,966	1.55%	4.55%	to	4.39%
2011	0.60%	to	0.75%	21,529	1,361.52	to	135.66	2,934,559	2.60%	2.32%	to	2.16%
NVIT Investor Destinations Moderate Fund - Class II (GVIDM)
2015	0.00%	to	0.75%	117,503	3,615.92	to	198.79	38,728,513	1.57%	-0.33%	to	-1.08%
2014	0.00%	to	0.75%	126,560	3,628.06	to	200.95	41,975,373	1.67%	5.18%	to	4.40%
2013	0.00%	to	0.75%	142,974	3,449.34	to	192.49	44,081,150	1.66%	16.63%	to	15.76%
2012	0.60%	to	0.75%	153,614	1,685.19	to	166.29	41,233,824	1.60%	10.15%	to	9.98%
2011	0.00%	to	0.75%	175,199	2669.01	to	151.20	42,765,501	2.12%	-0.04%	to	-0.79%
NVIT Investor Destinations Moderately Aggressive Fund - Class II (GVDMA)
2015	0.60%	to	0.75%	100,406	2,281.04	to	222.67	23,563,170	1.45%	-1.32%	to	-1.47%
2014	0.60%	to	0.75%	107,649	2,311.63	to	226.00	25,611,709	1.62%	4.33%	to	4.17%
2013	0.60%	to	0.75%	115,628	2,215.71	to	216.94	27,519,559	1.74%	21.65%	to	21.46%
2012	0.60%	to	0.75%	122,683	1,821.45	to	178.61	23,128,212	1.62%	13.08%	to	12.91%
2011	0.60%	to	0.75%	133,601	1,610.79	to	158.19	22,046,337	2.02%	-2.71%	to	-2.86%
NVIT Investor Destinations Moderately Conservative Fund - Class II (GVDMC)
2015	0.60%	to	0.75%	14,360	1,786.52	to	176.38	2,914,558	1.68%	-0.63%	to	-0.78%
2014	0.60%	to	0.75%	15,002	1,797.82	to	177.76	3,061,629	1.83%	4.11%	to	3.96%
2013	0.60%	to	0.75%	15,416	1,726.80	to	170.99	2,916,599	1.65%	9.83%	to	9.67%
2012	0.60%	to	0.75%	16,600	1,572.19	to	155.92	3,039,975	1.99%	7.39%	to	7.23%
2011	0.60%	to	0.75%	13,818	1,463.98	to	145.40	2,185,198	2.31%	1.45%	to	1.30%

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT-1 NOTES TO FINANCIAL STATEMENTS December 31, 2015

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***			Inception Date****
NVIT Mid Cap Index Fund - Class I (MCIF)
2015	0.60%	to	0.75%	11,296	$3,341.14	to	$327.82	$4,233,961	1.07%	-3.12%	to	-3.26%
2014	0.60%	to	0.75%	11,949	3,448.64	to	338.88	4,615,290	1.05%	8.77%	to	8.60%
2013	0.60%	to	0.75%	13,022	3,170.70	to	312.04	4,646,912	1.12%	32.25%	to	32.05%
2012	0.60%	to	0.75%	14,971	2,397.47	to	236.29	3,983,123	1.14%	16.77%	to	16.59%
2011	0.60%	to	0.75%	15,458	2,053.18	to	202.67	3,454,504	0.78%	-3.13%	to	-3.27%
NVIT Multi-Manager International Growth Fund - Class I (NVMIG1)
2015	0.65%	to	0.75%	14,057	96.41	to	96.25	1,353,995	0.70%	-1.14%	to	-1.23%
2014	0.65%	to	0.75%	15,969	97.52	to	97.45	1,556,623	-1.06%	-2.48%	to	-2.55%	****
NVIT Multi-Manager International Value Fund - Class I (GVDIVI)
2015	0.60%	to	0.75%	119,597	855.47	to	85.33	12,970,690	1.20%	-5.69%	to	-5.83%
2014	0.60%	to	0.75%	130,618	907.05	to	90.61	15,013,634	-1.78%	-9.29%	to	-9.39%	****
NVIT Multi-Manager International Value Fund - Class IV (GVDIV4)
2015	0.60%	to	0.75%	13,765	2,852.60	to	275.11	8,203,465	1.13%	-5.66%	to	-5.80%
2014	0.60%	to	0.75%	15,761	3,023.63	to	292.04	9,653,266	4.21%	-10.00%	to	-10.14%
2013	0.60%	to	0.75%	18,063	3,359.76	to	324.99	11,982,767	2.23%	20.73%	to	20.55%
2012	0.60%	to	0.75%	21,290	2,782.94	to	269.60	11,334,206	0.34%	16.45%	to	16.28%
2011	0.60%	to	0.75%	30,590	2,389.74	to	231.85	12,536,352	1.74%	-16.66%	to	-16.78%
NVIT Multi-Manager Large Cap Growth Fund - Class I (NVMLG1)
2015	0.60%	to	0.75%	24,894	1,852.60	to	156.62	4,091,107	0.46%	2.82%	to	2.66%
2014	0.60%	to	0.75%	27,472	1,801.86	to	152.56	4,376,302	0.48%	9.78%	to	9.61%
2013	0.60%	to	0.75%	31,854	1,641.41	to	139.19	4,611,613	0.76%	33.93%	to	33.73%
2012	0.60%	to	0.75%	33,884	1,225.53	to	104.08	3,755,083	0.48%	15.66%	to	15.48%
2011	0.60%	to	0.75%	37,069	1,059.63	to	90.12	3,623,471	0.01%	-3.49%	to	-3.63%
NVIT Multi-Manager Large Cap Value Fund - Class I (NVMLV1)
2015	0.60%	to	0.75%	19,696	1,634.68	to	139.23	2,934,052	1.15%	-3.73%	to	-3.87%
2014	0.60%	to	0.75%	29,349	1,698.03	to	144.84	4,451,301	1.48%	9.86%	to	9.69%
2013	0.60%	to	0.75%	23,337	1,545.67	to	132.04	3,336,876	1.35%	34.63%	to	34.43%
2012	0.60%	to	0.75%	25,563	1,148.10	to	98.23	2,825,919	1.40%	17.10%	to	16.93%
2011	0.60%	to	0.75%	26,750	980.41	to	84.01	2,460,688	0.93%	-6.39%	to	-6.53%
NVIT Multi-Manager Mid Cap Growth Fund - Class I (NVMMG1)
2015	0.60%	to	0.75%	205,320	2,401.72	to	151.76	48,093,936	0.00%	-0.78%	to	-0.93%
2014	0.60%	to	0.75%	226,323	2,420.65	to	153.18	52,708,245	0.00%	3.41%	to	3.26%
2013	0.60%	to	0.75%	247,024	2,340.76	to	148.35	55,320,207	0.00%	38.11%	to	37.91%
2012	0.60%	to	0.75%	277,437	1,694.81	to	107.57	44,451,997	0.00%	14.21%	to	14.04%
2011	0.60%	to	0.75%	314,411	1,483.87	to	94.33	44,031,101	0.00%	-4.80%	to	-4.94%
NVIT Multi-Manager Mid Cap Value Fund - Class II (NVMMV2)
2015	0.65%	to	0.75%	31,711	175.84	to	174.50	5,545,642	1.13%	-3.51%	to	-3.61%
2014	0.65%	to	0.75%	35,262	182.25	to	181.04	6,395,581	1.36%	16.26%	to	16.15%
2013	0.65%	to	0.75%	39,246	156.76	to	155.87	6,127,545	1.19%	34.80%	to	34.66%
2012	0.65%	to	0.75%	42,495	116.29	to	115.75	4,925,740	1.13%	15.59%	to	15.47%
2011	0.65%	to	0.75%	47,273	100.60	to	100.24	4,744,033	0.81%	-2.95%	to	-3.05%
NVIT Multi-Manager Small Cap Growth Fund - Class I (SCGF)
2015	0.60%	to	0.75%	7,170	2,345.67	to	230.15	1,850,452	0.00%	0.15%	to	0.00%
2014	0.60%	to	0.75%	9,191	2,342.07	to	230.14	2,323,780	0.00%	2.20%	to	2.04%
2013	0.60%	to	0.75%	8,713	2,291.73	to	225.53	2,173,172	0.00%	43.43%	to	43.21%
2012	0.60%	to	0.75%	9,378	1,597.84	to	157.48	1,625,975	0.00%	12.76%	to	12.59%
2011	0.60%	to	0.75%	12,587	1,417.06	to	139.88	1,945,083	0.00%	-1.24%	to	-1.39%
NVIT Multi-Manager Small Cap Value Fund - Class IV (SCVF4)
2015	0.60%	to	0.75%	50,530	2,738.83	to	266.72	17,873,418	0.67%	-6.66%	to	-6.80%
2014	0.60%	to	0.75%	55,642	2,934.22	to	286.18	21,052,039	0.52%	6.38%	to	6.22%
2013	0.60%	to	0.75%	63,460	2,758.18	to	269.41	22,500,901	0.83%	39.56%	to	39.35%
2012	0.60%	to	0.75%	70,679	1,976.29	to	193.33	17,530,041	0.85%	19.85%	to	19.67%
2011	0.60%	to	0.75%	79,543	1,648.92	to	161.55	16,286,389	0.43%	-5.73%	to	-5.87%
NVIT Multi-Manager Small Company Fund - Class IV (SCF4)
2015	0.60%	to	0.75%	47,932	2,521.70	to	245.58	16,031,794	0.38%	-2.22%	to	-2.37%
2014	0.60%	to	0.75%	51,975	2,578.99	to	251.53	17,547,815	0.17%	0.21%	to	0.06%
2013	0.60%	to	0.75%	57,570	2,573.49	to	251.37	19,300,812	0.15%	40.11%	to	39.90%
2012	0.60%	to	0.75%	65,481	1,836.80	to	179.68	15,672,845	0.15%	14.82%	to	14.64%
2011	0.60%	to	0.75%	73,625	1,599.76	to	156.73	15,541,813	0.52%	-6.13%	to	-6.27%
NVIT Multi-Sector Bond Fund - Class I (MSBF)
2015	0.60%	to	0.75%	7,379	1,581.77	to	155.20	1,394,431	1.82%	-3.47%	to	-3.62%
2014	0.60%	to	0.75%	8,671	1,638.65	to	161.02	1,706,653	3.05%	3.26%	to	3.11%
2013	0.60%	to	0.75%	8,969	1,586.88	to	156.17	1,742,473	3.39%	-1.72%	to	-1.86%
2012	0.60%	to	0.75%	9,545	1,614.59	to	159.13	2,003,455	2.67%	11.58%	to	11.41%
2011	0.60%	to	0.75%	9,760	1,447.06	to	142.84	1,734,484	4.30%	4.92%	to	4.76%

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT-1 NOTES TO FINANCIAL STATEMENTS December 31, 2015

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***			Inception Date****
NVIT S&P 500 Index Fund - Class IV (GVEX4)
2015	0.60%	to	0.75%	173,137	$5,776.91	to	$558.59	$134,486,016	1.80%	0.57%	to	0.42%
2014	0.60%	to	0.75%	187,921	5,744.26	to	556.26	144,610,186	1.81%	12.61%	to	12.44%
2013	0.60%	to	0.75%	204,323	5,100.92	to	494.71	138,451,521	1.86%	31.29%	to	31.09%
2012	0.60%	to	0.75%	226,237	3,885.38	to	377.38	116,897,900	1.85%	15.04%	to	14.87%
2011	0.60%	to	0.75%	260,861	3,377.47	to	328.54	116,028,008	1.69%	1.15%	to	0.99%
NVIT Short Term Bond Fund - Class II (NVSTB2)
2015	0.65%	to	0.75%	10,283	109.11	to	108.27	1,117,311	1.64%	-0.99%	to	-1.09%
2014	0.65%	to	0.75%	10,096	110.20	to	109.46	1,108,216	0.89%	-0.16%	to	-0.26%
2013	0.65%	to	0.75%	12,037	110.37	to	109.74	1,324,588	1.03%	-0.54%	to	-0.64%
2012	0.65%	to	0.75%	12,361	110.97	to	110.45	1,367,890	1.09%	2.85%	to	2.75%
2011	0.65%	to	0.75%	19,207	107.89	to	107.50	2,068,524	1.59%	0.64%	to	0.54%
NVIT Large Cap Growth Fund - Class I (NVOLG1)
2015	0.60%	to	0.75%	297,322	2,476.06	to	245.14	96,730,912	0.62%	4.46%	to	4.31%
2014	0.60%	to	0.75%	329,574	2,370.25	to	235.02	102,822,228	0.71%	8.15%	to	7.99%
2013	0.60%	to	0.75%	369,714	2,191.65	to	217.64	106,409,853	0.78%	35.89%	to	35.68%
2012	0.60%	to	0.75%	411,546	1,612.87	to	160.40	87,824,532	0.70%	17.97%	to	17.80%
2011	0.60%	to	0.75%	459,162	1,367.14	to	136.17	83,384,980	0.67%	-2.82%	to	-2.96%
Templeton NVIT International Value Fund - Class III (NVTIV3)
2015	0.60%	to	0.75%	1,552	1,155.92	to	146.35	274,940	2.05%	-4.48%	to	-4.62%
2014	0.60%	to	0.75%	1,332	1,210.10	to	153.44	244,224	3.57%	-8.70%	to	-8.83%
2013	0.60%	to	0.75%	1,204	1,325.36	to	168.31	198,796	1.96%	19.38%	to	19.20%
2012			0.75%	953			141.20	134,566	2.91%			18.67%
2011	0.65%	to	0.75%	863	93.34	to	118.99	101,200	3.35%	-12.99%	to	-13.08%
Invesco NVIT Comstock Value Fund - Class IV (EIF4)
2015	0.60%	to	0.75%	49,380	2,149.64	to	209.34	14,551,912	1.55%	-6.86%	to	-7.00%
2014	0.60%	to	0.75%	54,234	2,307.85	to	225.09	17,157,897	1.70%	8.56%	to	8.39%
2013	0.60%	to	0.75%	59,533	2,125.97	to	207.66	17,230,712	0.00%	34.83%	to	34.63%
2012	0.60%	to	0.75%	70,875	1,576.79	to	154.25	14,900,315	1.22%	17.76%	to	17.58%
2011	0.60%	to	0.75%	82,462	1,339.04	to	131.19	14,557,382	1.32%	-2.90%	to	-3.05%
NVIT Real Estate Fund - Class I (NVRE1)
2015	0.65%	to	0.75%	28,235	141.82	to	140.74	3,982,391	2.65%	-5.97%	to	-6.06%
2014	0.65%	to	0.75%	28,457	150.83	to	149.83	4,271,963	3.05%	28.05%	to	27.92%
2013	0.65%	to	0.75%	30,682	117.79	to	117.12	3,598,835	1.47%	2.38%	to	2.28%
2012	0.65%	to	0.75%	32,024	115.05	to	114.52	3,671,963	1.07%	15.03%	to	14.92%
2011	0.65%	to	0.75%	33,484	100.02	to	99.65	3,340,084	0.87%	5.81%	to	5.71%
NVIT Money Market Fund - Class IV (SAM4)
2015	0.00%	to	0.75%	127,112	3,297.33	to	160.26	28,267,743	0.00%	0.00%	to	-0.75%
2014	0.00%	to	0.75%	133,947	3,297.33	to	161.47	29,701,311	0.00%	0.00%	to	-0.75%
2013	0.00%	to	0.75%	150,332	3,297.33	to	162.69	33,501,766	0.00%	0.00%	to	-0.75%
2012	0.60%	to	0.75%	172,313	2,276.96	to	163.92	37,857,180	0.00%	-0.60%	to	-0.75%
2011	0.00%	to	0.75%	188,555	3,297.33	to	165.16	42,295,916	0.00%	0.00%	to	-0.75%
VPS Growth and Income Portfolio - Class A (ALVGIA)
2015	0.60%	to	0.75%	7,879	2,533.76	to	248.61	2,422,642	1.39%	1.09%	to	0.94%
2014	0.60%	to	0.75%	8,860	2,506.36	to	246.29	2,645,344	1.30%	8.89%	to	8.72%
2013	0.60%	to	0.75%	9,101	2,301.81	to	226.53	2,920,455	1.41%	34.16%	to	33.96%
2012	0.60%	to	0.75%	9,049	1,715.75	to	169.10	1,722,023	1.58%	16.82%	to	16.64%
2011	0.60%	to	0.75%	9,370	1,468.71	to	144.97	1,505,002	1.34%	5.68%	to	5.52%
VPS Small/Mid Cap Value Portfolio - Class A (ALVSVA)
2015	0.60%	to	0.75%	6,327	3,436.05	to	337.14	2,666,905	0.78%	-6.05%	to	-6.19%
2014	0.60%	to	0.75%	7,462	3,657.36	to	359.39	3,299,322	0.70%	8.54%	to	8.38%
2013	0.60%	to	0.75%	8,075	3,369.44	to	331.60	3,270,275	0.66%	37.23%	to	37.03%
2012	0.60%	to	0.75%	8,206	2,455.28	to	241.99	2,412,011	0.54%	18.04%	to	17.86%
2011	0.60%	to	0.75%	9,452	2,080.12	to	205.33	2,598,131	0.49%	-8.94%	to	-9.07%
VP Income & Growth Fund - Class I (ACVIG)
2015	0.60%	to	0.75%	6,911	2,409.44	to	231.27	1,749,786	2.09%	-6.19%	to	-6.33%
2014	0.60%	to	0.75%	7,594	2,568.29	to	246.89	2,031,969	2.06%	11.83%	to	11.66%
2013	0.60%	to	0.75%	7,219	2,296.60	to	221.10	1,718,552	2.25%	35.01%	to	34.81%
2012	0.60%	to	0.75%	7,703	1,701.07	to	164.01	1,356,334	2.09%	14.06%	to	13.88%
2011	0.60%	to	0.75%	8,438	1,491.43	to	144.02	1,299,642	1.54%	2.50%	to	2.34%
VP Inflation Protection Fund - Class II (ACVIP2)
2015	0.60%	to	0.75%	8,835	1,442.73	to	141.55	1,489,881	2.12%	-3.05%	to	-3.20%
2014	0.60%	to	0.75%	11,582	1,488.13	to	146.22	2,004,412	1.29%	2.68%	to	2.53%
2013	0.60%	to	0.75%	12,680	1,449.27	to	142.62	2,092,601	1.64%	-9.03%	to	-9.16%
2012	0.60%	to	0.75%	17,193	1,593.07	to	157.00	3,057,694	2.37%	6.74%	to	6.58%
2011	0.60%	to	0.75%	18,748	1,492.45	to	147.31	3,434,728	4.02%	11.08%	to	10.91%

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT-1 NOTES TO FINANCIAL STATEMENTS December 31, 2015

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***			Inception Date****
VP International Fund - Class I (ACVI)
2015	0.60%	to	0.75%	135	$1,865.98	to	$182.81	$236,759	0.39%	0.16%	to	0.01%
2014	0.60%	to	0.75%	227	1,863.09	to	182.80	280,096	1.83%	-6.07%	to	-6.21%
2013	0.60%	to	0.75%	286	1,983.52	to	194.91	366,963	1.63%	21.68%	to	21.50%
2012	0.60%	to	0.75%	306	1,630.14	to	160.42	298,941	0.79%	20.44%	to	20.25%
2011	0.60%	to	0.75%	446	1,353.54	to	133.40	326,708	1.50%	-12.57%	to	-12.70%
VP Mid Cap Value Fund - Class I (ACVMV1)
2015	0.65%	to	0.75%	4,416	251.06	to	248.39	1,103,608	1.65%	-2.07%	to	-2.17%
2014	0.65%	to	0.75%	4,736	256.37	to	253.90	1,208,983	1.20%	15.67%	to	15.55%
2013	0.65%	to	0.75%	5,341	221.64	to	219.73	1,178,884	1.23%	29.27%	to	29.14%
2012	0.65%	to	0.75%	5,224	171.45	to	170.14	891,956	2.02%	15.57%	to	15.46%
2011	0.65%	to	0.75%	5,409	148.35	to	147.36	799,374	1.31%	-1.34%	to	-1.43%
VP Ultra(R) Fund - Class I (ACVU1)
2015			0.60%	40			2,083.64	83,346	0.43%			5.64%
2014			0.60%	38			1,972.48	74,954	0.21%			9.34%
2013	0.60%	to	0.75%	22	1,804.04	to	177.27	29,929	0.59%	36.25%	to	36.05%
2012	0.60%	to	0.75%	34	1,324.02	to	130.30	34,143	0.00%	13.24%	to	13.07%
2011	0.60%	to	0.75%	43	1,169.20	to	115.24	39,736	0.00%	0.46%	to	0.31%
Small Cap Stock Index Portfolio - Service Shares (DVSCS)
2015	0.60%	to	0.75%	25,842	3,403.01	to	331.11	9,111,839	0.75%	-2.91%	to	-3.06%
2014	0.60%	to	0.75%	27,539	3,505.14	to	341.56	10,087,017	0.58%	4.49%	to	4.34%
2013	0.60%	to	0.75%	28,636	3,354.43	to	327.36	9,960,289	1.06%	39.87%	to	39.66%
2012	0.60%	to	0.75%	29,851	2,398.20	to	234.39	7,388,329	0.44%	15.05%	to	14.87%
2011	0.60%	to	0.75%	28,872	2,084.53	to	204.04	6,136,419	0.61%	-0.04%	to	-0.19%
Appreciation Portfolio - Initial Shares (DCAP)
2015	0.60%	to	0.75%	11,908	1,997.79	to	195.72	2,523,539	1.69%	-3.05%	to	-3.20%
2014	0.60%	to	0.75%	13,438	2,060.68	to	202.19	2,934,777	1.83%	7.44%	to	7.28%
2013	0.60%	to	0.75%	14,945	1,917.89	to	188.46	3,076,647	1.96%	20.38%	to	20.20%
2012	0.60%	to	0.75%	15,700	1,593.21	to	156.79	2,793,801	3.61%	9.77%	to	9.60%
2011	0.60%	to	0.75%	15,224	1,451.43	to	143.05	2,480,389	1.68%	8.36%	to	8.20%
Opportunistic Small Cap Portfolio: Initial Shares (DSC)
2015	0.60%	to	0.75%	1,654	2,054.27	to	201.56	712,907	0.00%	-2.86%	to	-3.01%
2014	0.60%	to	0.75%	1,765	2,114.78	to	207.81	750,035	0.00%	0.99%	to	0.84%
2013	0.60%	to	0.75%	2,088	2,094.12	to	206.09	838,428	0.00%	47.66%	to	47.44%
2012	0.60%	to	0.75%	1,728	1,418.20	to	139.78	320,631	0.00%	19.84%	to	19.66%
2011	0.60%	to	0.75%	1,824	1,183.41	to	116.81	244,970	0.39%	-14.36%	to	-14.49%
Managed Tail Risk Fund II: Primary Shares (FVCA2P)
2015	0.60%	to	0.75%	557	1,595.67	to	156.56	94,611	1.70%	-6.85%	to	-6.99%
2014	0.60%	to	0.75%	591	1,713.01	to	168.33	109,142	1.73%	-1.56%	to	-1.71%
2013	0.60%	to	0.75%	599	1,740.16	to	171.25	112,384	1.04%	15.76%	to	15.58%
2012	0.60%	to	0.75%	591	1,503.30	to	148.17	95,709	0.55%	9.51%	to	9.35%
2011	0.60%	to	0.75%	656	1,372.71	to	135.50	97,871	0.70%	-5.86%	to	-6.00%
Quality Bond Fund II - Primary Shares (FQB)
2015	0.60%	to	0.75%	12,513	1,546.04	to	156.91	2,257,572	3.78%	-0.84%	to	-0.99%
2014	0.60%	to	0.75%	12,420	1,559.14	to	158.48	2,326,764	3.84%	3.17%	to	3.02%
2013	0.60%	to	0.75%	13,941	1,511.21	to	153.84	2,618,615	4.24%	0.43%	to	0.28%
2012	0.60%	to	0.75%	15,521	1,504.73	to	153.41	2,749,233	4.03%	9.06%	to	8.90%
2011	0.60%	to	0.75%	16,802	1,379.67	to	140.87	2,760,052	5.31%	1.66%	to	1.51%
Equity-Income Portfolio - Initial Class (FEIP)
2015	0.60%	to	0.75%	111,476	5,041.31	to	487.46	80,233,611	3.10%	-4.54%	to	-4.68%
2014	0.60%	to	0.75%	123,782	5,281.01	to	511.40	92,695,125	2.77%	8.07%	to	7.91%
2013	0.60%	to	0.75%	136,521	4,886.76	to	473.93	94,397,820	2.48%	27.38%	to	27.19%
2012	0.60%	to	0.75%	150,011	3,836.32	to	372.62	81,967,981	3.05%	16.60%	to	16.43%
2011	0.60%	to	0.75%	169,119	3,290.04	to	320.04	78,985,131	2.41%	0.37%	to	0.22%
High Income Portfolio - Initial Class (FHIP)
2015	0.60%	to	0.75%	30,319	2,648.89	to	248.48	10,722,521	7.16%	-4.20%	to	-4.35%
2014	0.60%	to	0.75%	14,509	2,765.12	to	259.77	7,569,002	5.70%	0.55%	to	0.40%
2013	0.60%	to	0.75%	14,624	2,749.99	to	258.74	7,765,711	5.46%	5.31%	to	5.16%
2012	0.60%	to	0.75%	17,236	2,611.25	to	246.05	8,853,867	5.62%	13.54%	to	13.37%
2011	0.60%	to	0.75%	20,354	2,299.79	to	217.03	8,788,501	6.47%	3.41%	to	3.26%
VIP Asset Manager Portfolio - Initial Class (FAMP)
2015	0.60%	to	0.75%	51,051	3,562.13	to	344.43	28,102,945	1.55%	-0.46%	to	-0.61%
2014	0.60%	to	0.75%	55,426	3,578.49	to	346.53	30,545,911	1.48%	5.20%	to	5.04%
2013	0.60%	to	0.75%	59,764	3,401.61	to	329.90	31,049,343	1.56%	15.01%	to	14.84%
2012	0.60%	to	0.75%	64,290	2,957.55	to	287.26	29,409,345	1.49%	11.81%	to	11.64%
2011	0.60%	to	0.75%	72,267	2,645.22	to	257.31	30,248,385	1.89%	-3.14%	to	-3.29%

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT-1 NOTES TO FINANCIAL STATEMENTS December 31, 2015

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***			Inception Date****
VIP Energy Portfolio - Service Class 2 (FNRS2)
2015	0.65%	to	0.75%	8,251	$146.32	to	$144.77	$1,198,999	0.88%	-21.26%	to	-21.34%
2014	0.65%	to	0.75%	8,588	185.83	to	184.05	1,585,713	0.65%	-13.33%	to	-13.42%
2013	0.65%	to	0.75%	8,567	214.42	to	212.57	1,826,336	0.69%	23.34%	to	23.22%
2012	0.65%	to	0.75%	10,390	173.84	to	172.51	1,797,577	0.78%	4.05%	to	3.95%
2011	0.65%	to	0.75%	10,469	167.07	to	165.96	1,741,829	0.85%	-5.81%	to	-5.91%
VIP Equity-Income Portfolio - Service Class (FEIS)
2015			0.75%	24,034			219.19	5,268,049	3.13%			-4.81%
2014			0.75%	24,422			230.26	5,623,304	2.81%			7.83%
2013			0.75%	25,465			213.53	5,437,445	2.51%			27.06%
2012			0.75%	25,858			168.06	4,345,627	3.17%			16.31%
2011			0.75%	26,038			144.49	3,762,250	2.50%			0.11%
VIP Freedom Fund 2010 Portfolio - Service Class (FF10S)
2015	0.65%	to	0.75%	1,255	165.66	to	163.91	206,715	1.45%	-0.96%	to	-1.06%
2014	0.65%	to	0.75%	1,739	167.26	to	165.66	288,919	1.53%	3.67%	to	3.57%
2013	0.65%	to	0.75%	1,796	161.34	to	159.95	288,021	1.09%	12.66%	to	12.55%
2012	0.65%	to	0.75%	5,273	143.21	to	142.12	753,672	1.76%	10.96%	to	10.85%
2011	0.65%	to	0.75%	5,579	129.07	to	128.21	718,840	2.12%	-0.93%	to	-1.03%
VIP Freedom Fund 2020 Portfolio - Service Class (FF20S)
2015	0.65%	to	0.75%	10,845	171.60	to	169.78	1,851,269	1.75%	-1.01%	to	-1.11%
2014	0.65%	to	0.75%	11,233	173.35	to	171.68	1,937,606	1.61%	3.99%	to	3.88%
2013	0.65%	to	0.75%	10,854	166.71	to	165.27	1,801,015	1.70%	15.20%	to	15.09%
2012	0.65%	to	0.75%	12,820	144.71	to	143.60	1,846,144	1.94%	12.45%	to	12.34%
2011	0.65%	to	0.75%	12,925	128.68	to	127.83	1,656,092	2.01%	-1.76%	to	-1.86%
VIP Freedom Fund 2030 Portfolio - Service Class (FF30S)
2015	0.65%	to	0.75%	11,209	179.14	to	177.24	1,989,714	1.61%	-0.98%	to	-1.08%
2014	0.65%	to	0.75%	11,624	180.92	to	179.18	2,086,187	1.53%	4.18%	to	4.08%
2013	0.65%	to	0.75%	11,010	173.66	to	172.16	1,898,332	1.73%	20.71%	to	20.59%
2012	0.65%	to	0.75%	10,016	143.86	to	142.77	1,431,901	2.05%	14.73%	to	14.62%
2011	0.65%	to	0.75%	10,126	125.39	to	124.56	1,263,072	1.94%	-3.33%	to	-3.42%
VIP Growth Portfolio - Initial Class (FGP)
2015	0.60%	to	0.75%	161,952	5,457.84	to	527.73	126,549,684	0.26%	6.53%	to	6.37%
2014	0.60%	to	0.75%	177,709	5,123.12	to	496.11	129,569,961	0.18%	10.63%	to	10.47%
2013	0.60%	to	0.75%	196,502	4,630.78	to	449.11	127,990,257	0.29%	35.52%	to	35.32%
2012	0.60%	to	0.75%	216,881	3,417.03	to	331.89	104,283,398	0.58%	14.00%	to	13.83%
2011	0.60%	to	0.75%	250,347	2,997.36	to	291.57	104,313,560	0.35%	-0.40%	to	-0.54%
VIP Growth Portfolio - Service Class (FGS)
2015			0.75%	12,886			263.26	3,392,335	0.17%			6.25%
2014			0.75%	13,095			247.77	3,244,487	0.09%			10.36%
2013			0.75%	14,230			224.51	3,194,802	0.19%			35.19%
2012			0.75%	15,108			166.08	2,509,079	0.51%			13.69%
2011			0.75%	15,100			146.08	2,205,830	0.26%			-0.61%
VIP Investment Grade Bond Portfolio - Initial Class (FIGBP)
2015	0.60%	to	0.75%	64,649	2,881.13	to	278.90	23,712,782	2.49%	-1.19%	to	-1.34%
2014	0.60%	to	0.75%	71,593	2,915.83	to	282.69	26,575,127	2.09%	5.19%	to	5.04%
2013	0.60%	to	0.75%	81,346	2,771.84	to	269.13	28,391,507	2.20%	-2.37%	to	-2.51%
2012	0.60%	to	0.75%	87,058	2,838.98	to	276.06	32,793,519	2.20%	5.26%	to	5.11%
2011	0.60%	to	0.75%	98,957	2,697.03	to	262.65	35,128,999	3.12%	6.69%	to	6.53%
VIP Investment Grade Bond Portfolio - Service Class (FIGBS)
2015			0.75%	9,704			156.09	1,514,660	2.54%			-1.45%
2014			0.75%	9,697			158.38	1,535,800	2.17%			4.96%
2013			0.75%	9,786			150.89	1,476,602	2.28%			-2.62%
2012			0.75%	9,601			154.95	1,487,703	2.21%			4.98%
2011			0.75%	10,286			147.61	1,518,284	3.30%			6.41%
VIP Mid Cap Portfolio - Service Class (FMCS)
2015	0.60%	to	0.75%	22,396	3,979.33	to	390.44	10,690,094	0.39%	-2.09%	to	-2.24%
2014	0.60%	to	0.75%	24,912	4,064.23	to	399.37	12,189,645	0.16%	5.56%	to	5.40%
2013	0.60%	to	0.75%	26,881	3,850.12	to	378.90	12,669,390	0.41%	35.25%	to	35.05%
2012	0.60%	to	0.75%	30,197	2,846.70	to	280.57	10,529,612	0.50%	14.06%	to	13.89%
2011	0.60%	to	0.75%	34,398	2,495.74	to	246.35	10,749,483	0.14%	-11.25%	to	-11.38%
VIP Overseas Portfolio - Initial Class (FOP)
2015	0.60%	to	0.75%	84,065	2,574.80	to	249.25	30,029,665	1.66%	3.00%	to	2.85%
2014	0.60%	to	0.75%	20,601	2,499.69	to	242.34	11,108,826	1.25%	-8.63%	to	-8.76%
2013	0.60%	to	0.75%	24,534	2,735.69	to	265.62	14,010,407	1.35%	29.66%	to	29.46%
2012	0.60%	to	0.75%	28,954	2,109.95	to	205.17	12,275,875	1.90%	20.02%	to	19.84%
2011	0.60%	to	0.75%	34,059	1,758.05	to	171.21	11,820,452	1.29%	-17.66%	to	-17.78%

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT-1 NOTES TO FINANCIAL STATEMENTS December 31, 2015

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***			Inception Date****
VIP Overseas Portfolio - Service Class (FOS)
2015			0.75%	13,595			$234.04	$3,181,797	1.85%			2.72%
2014			0.75%	192			227.85	43,747	1.14%			-8.85%
2013			0.75%	234			249.96	58,492	1.26%			29.40%
2012			0.75%	275			193.17	53,121	1.79%			19.64%
2011			0.75%	328			161.46	52,959	1.16%			-17.85%
VIP Value Strategies Portfolio - Service Class (FVSS)
2015	0.60%	to	0.75%	6,296	3,018.36	to	296.15	2,272,177	1.02%	-3.63%	to	-3.78%
2014	0.60%	to	0.75%	6,731	3,132.20	to	307.79	2,508,378	0.97%	6.05%	to	5.90%
2013	0.60%	to	0.75%	6,902	2,953.40	to	290.65	2,369,544	0.82%	29.66%	to	29.47%
2012	0.60%	to	0.75%	7,354	2,277.72	to	224.49	1,940,867	0.45%	26.34%	to	26.15%
2011	0.60%	to	0.75%	7,881	1,802.86	to	177.96	1,942,007	0.83%	-9.39%	to	-9.53%
Rising Dividends Securities Fund - Class 1 (FTVRDI)
2015	0.60%	to	0.75%	17,973	2,559.04	to	251.09	5,926,552	1.67%	-3.99%	to	-4.14%
2014	0.60%	to	0.75%	20,963	2,665.49	to	261.92	6,987,810	1.52%	8.35%	to	8.19%
2013	0.60%	to	0.75%	24,591	2,459.99	to	242.09	7,305,705	1.74%	29.27%	to	29.08%
2012	0.60%	to	0.75%	28,081	1,902.93	to	187.55	6,413,833	1.77%	11.50%	to	11.34%
2011	0.60%	to	0.75%	31,764	1,706.62	to	168.46	6,407,217	1.62%	5.66%	to	5.50%
Small Cap Value Securities Fund - Class 1 (FTVSVI)
2015	0.60%	to	0.75%	13,478	3,144.86	to	308.57	4,723,989	0.90%	-7.74%	to	-7.88%
2014	0.60%	to	0.75%	15,018	3,408.66	to	334.95	5,713,575	0.85%	0.28%	to	0.13%
2013	0.60%	to	0.75%	16,434	3,399.16	to	334.52	6,373,319	1.48%	35.69%	to	35.49%
2012	0.60%	to	0.75%	18,139	2,505.12	to	246.90	5,243,841	1.03%	18.04%	to	17.86%
2011	0.60%	to	0.75%	21,059	2,122.26	to	209.49	5,154,083	0.89%	-4.10%	to	-4.25%
Templeton Developing Markets Securities Fund - Class 2 (FTVDM2)
2015	0.65%	to	0.75%	15,482	74.99	to	74.86	1,159,767	2.07%	-20.12%	to	-20.20%
2014	0.65%	to	0.75%	16,950	93.88	to	93.82	1,590,604	-1.50%	-6.12%	to	-6.18%	****
Templeton Foreign Securities Fund - Class 1 (TIF)
2015	0.60%	to	0.75%	1,954	2,219.16	to	217.74	1,139,161	3.48%	-6.87%	to	-7.01%
2014	0.60%	to	0.75%	2,192	2,382.82	to	234.15	1,388,927	2.11%	-11.42%	to	-11.55%
2013	0.60%	to	0.75%	1,920	2,690.01	to	264.73	1,596,456	2.50%	22.54%	to	22.35%
2012	0.60%	to	0.75%	1,971	2,195.28	to	216.37	1,183,652	3.28%	17.89%	to	17.71%
2011	0.60%	to	0.75%	2,155	1,862.22	to	183.82	1,157,642	1.91%	-10.98%	to	-11.11%
Templeton Global Bond Securities Fund - Class 2 (FTVGI2)
2015	0.65%	to	0.75%	16,650	95.47	to	95.31	1,588,355	7.68%	-4.92%	to	-5.02%
2014	0.65%	to	0.75%	19,188	100.42	to	100.35	1,926,149	-5.23%	0.42%	to	0.35%	****
VIP Founding Funds Allocation Fund - Class 2 (FTVFA2)
2015			0.75%	276			122.34	33,767	2.66%			-6.91%
2014			0.75%	236			131.43	31,018	3.36%			2.08%
2013			0.75%	506			128.75	65,149	13.06%			22.85%
2012			0.75%	294			104.81	30,814	2.77%			14.47%
2011			0.75%	323			91.56	29,574	0.02%			-2.28%
Short Duration Bond Portfolio - I Class Shares (AMTB)
2015	0.60%	to	0.75%	30,470	1,790.47	to	173.32	7,465,305	1.45%	-0.42%	to	-0.56%
2014	0.60%	to	0.75%	34,028	1,797.94	to	174.31	8,361,845	1.70%	0.01%	to	-0.14%
2013	0.60%	to	0.75%	35,948	1,797.79	to	174.55	8,865,858	2.16%	0.01%	to	-0.13%
2012	0.60%	to	0.75%	35,997	1,797.53	to	174.79	8,750,469	2.97%	3.98%	to	3.82%
2011	0.60%	to	0.75%	38,233	1,728.76	to	168.36	8,751,306	3.63%	-0.31%	to	-0.46%
International Portfolio - S Class Shares (AMINS)
2013			0.75%	18			150.96	2,717	1.44%			16.95%
2012			0.75%	17			129.07	2,194	0.81%			17.59%
2011			0.75%	17			109.76	1,866	6.63%			-12.99%
Mid-Cap Growth Portfolio - I Class Shares (AMCG)
2015	0.60%	to	0.75%	196	3,341.83	to	327.89	202,580	0.00%	0.67%	to	0.52%
2014	0.60%	to	0.75%	179	3,319.61	to	326.20	229,015	0.00%	6.94%	to	6.78%
2013	0.60%	to	0.75%	545	3,104.25	to	305.50	303,634	0.00%	31.82%	to	31.62%
2012	0.60%	to	0.75%	565	2,354.92	to	232.10	252,139	0.00%	11.74%	to	11.57%
2011	0.60%	to	0.75%	610	2,107.51	to	208.03	298,059	0.00%	-0.13%	to	-0.28%
Mid-Cap Growth Portfolio - S Class Shares (AMMCGS)
2015	0.60%	to	0.75%	5,007	959.08	to	95.89	565,579	0.00%	-4.09%	to	-4.11%	****
Advisers Management Trust: Large Cap Value Portfolio - Class I (AMTP)
2015	0.60%	to	0.75%	2,301	1,763.41	to	171.73	2,593,260	0.76%	-12.33%	to	-12.46%
2014	0.60%	to	0.75%	2,406	2,011.47	to	196.18	3,193,130	0.70%	9.20%	to	9.03%
2013	0.60%	to	0.75%	3,218	1,842.09	to	179.93	3,359,651	1.19%	30.35%	to	30.16%
2012	0.60%	to	0.75%	3,452	1,413.16	to	138.24	2,784,832	0.42%	15.90%	to	15.73%
2011	0.60%	to	0.75%	4,031	1,219.30	to	119.45	2,747,237	0.00%	-11.89%	to	-12.02%

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT-1 NOTES TO FINANCIAL STATEMENTS December 31, 2015

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***			Inception Date****
Socially Responsive Portfolio - I Class Shares (AMSRS)
2015	0.60%	to	0.75%	2,100	$2,700.99	to	$265.02	$749,653	0.56%	-1.06%	to	-1.21%
2014	0.60%	to	0.75%	2,232	2,729.90	to	268.25	813,207	0.38%	9.72%	to	9.56%
2013	0.60%	to	0.75%	2,349	2,488.03	to	244.85	782,015	0.70%	36.78%	to	36.58%
2012	0.60%	to	0.75%	2,447	1,819.00	to	179.28	604,430	0.23%	10.31%	to	10.15%
2011	0.60%	to	0.75%	2,722	1,648.93	to	162.76	603,394	0.33%	-3.66%	to	-3.80%
Global Securities Fund/VA - Non-Service Shares (OVGS)
2015	0.60%	to	0.75%	39,023	2,562.25	to	251.02	10,512,968	1.31%	3.32%	to	3.17%
2014	0.60%	to	0.75%	42,745	2,479.86	to	243.32	11,115,715	1.51%	1.68%	to	1.53%
2013	0.60%	to	0.75%	2,406	2,438.88	to	239.66	1,141,093	1.39%	26.55%	to	26.36%
2012	0.60%	to	0.75%	2,710	1,927.28	to	189.67	1,145,985	2.04%	20.54%	to	20.36%
2011	0.60%	to	0.75%	3,181	1,598.90	to	157.59	1,179,597	1.36%	-8.84%	to	-8.97%
Main Street Fund(R)/VA - Non-Service Shares (OVGI)
2015	0.60%	to	0.75%	17,033	2,154.56	to	211.08	3,815,710	0.82%	2.71%	to	2.56%
2014	0.60%	to	0.75%	11,667	2,097.71	to	205.82	2,624,144	0.81%	10.04%	to	9.88%
2013	0.60%	to	0.75%	12,146	1,906.30	to	187.32	2,488,123	1.10%	30.99%	to	30.79%
2012	0.60%	to	0.75%	13,720	1,455.36	to	143.22	2,128,724	0.94%	16.17%	to	16.00%
2011	0.60%	to	0.75%	15,102	1,252.78	to	123.47	2,135,618	0.85%	-0.61%	to	-0.76%
Main Street Small- & Mid-Cap Fund(R)/VA - Non-Service Shares (OVSC)
2015	0.60%	to	0.75%	3,100	3,458.06	to	339.30	1,161,152	0.84%	-6.46%	to	-6.60%
2014	0.60%	to	0.75%	3,566	3,696.96	to	363.28	1,489,317	0.87%	11.26%	to	11.10%
2013	0.60%	to	0.75%	3,875	3,322.69	to	326.99	1,390,815	0.93%	40.17%	to	39.96%
2012	0.60%	to	0.75%	4,172	2,370.44	to	233.63	1,094,143	0.58%	17.28%	to	17.10%
2011	0.60%	to	0.75%	5,011	2,021.18	to	199.51	1,109,162	0.65%	-2.80%	to	-2.94%
Global Strategic Income Fund/VA: Non-service Shares (OVSB)
2015	0.60%	to	0.75%	4,481	1,002.52	to	99.77	492,523	5.86%	-2.85%	to	-2.99%
2014	0.60%	to	0.75%	4,241	1,031.88	to	102.85	485,673	4.01%	2.22%	to	2.07%
2013	0.60%	to	0.75%	5,045	1,009.43	to	100.76	554,909	4.96%	-0.73%	to	-0.88%
2012	0.60%	to	0.75%	4,550	1,016.85	to	101.66	494,602	0.00%	1.69%	to	1.66%	****
Foreign Bond Portfolio (Unhedged) - Administrative Class (PMVFBA)
2015			0.75%	1,064			114.05	121,350	1.47%			-7.78%
2014			0.75%	1,585			123.67	196,019	2.09%			-0.35%
2013			0.75%	1,694			124.11	210,238	1.79%			-7.17%
2012			0.75%	1,736			133.70	232,104	5.31%			4.71%
2011			0.75%	1,762			127.69	224,990	2.00%			7.71%
Low Duration Portfolio - Administrative Class (PMVLDA)
2015			0.75%	2,303			119.60	275,431	3.23%			-0.44%
2014			0.75%	3,142			120.13	377,446	1.12%			0.09%
2013			0.75%	4,193			120.02	503,237	1.45%			-0.88%
2012			0.75%	4,773			121.09	577,942	1.93%			5.06%
2011			0.75%	4,870			115.25	561,283	1.67%			0.35%
Total Return Portfolio - Administrative Class (PMVTRA)
2015	0.60%	to	0.75%	4,391	1,105.98	to	109.82	792,645	4.79%	-0.17%	to	-0.32%
2014	0.60%	to	0.75%	4,885	1,107.83	to	110.17	980,569	2.17%	3.65%	to	3.49%
2013	0.60%	to	0.75%	5,114	1,068.87	to	106.46	1,039,886	2.20%	-2.54%	to	-2.69%
2012	0.60%	to	0.75%	6,311	1,096.77	to	109.40	1,252,931	2.64%	8.94%	to	8.78%
2011	0.65%	to	0.75%	1,842	100.64	to	100.57	185,260	2.00%	0.64%	to	0.57%	****
VT Growth & Income Fund: Class IB (PVGIB)
2015	0.60%	to	0.75%	1,485	2,106.70	to	206.70	312,052	1.89%	-8.08%	to	-8.22%
2014	0.60%	to	0.75%	1,605	2,291.90	to	225.21	369,116	1.15%	10.07%	to	9.91%
2013	0.60%	to	0.75%	1,319	2,082.21	to	204.92	276,203	1.66%	34.87%	to	34.66%
2012	0.60%	to	0.75%	1,456	1,543.91	to	152.17	227,520	1.67%	18.42%	to	18.24%
2011	0.60%	to	0.75%	1,497	1,303.73	to	128.69	197,650	1.37%	-5.21%	to	-5.35%
VT International Equity Fund: Class IB (PVTIGB)
2015	0.60%	to	0.75%	172	1,991.80	to	195.43	71,589	1.81%	-0.46%	to	-0.61%
2014	0.60%	to	0.75%	183	2,000.97	to	196.63	75,922	0.92%	-7.34%	to	-7.47%
2013	0.60%	to	0.75%	200	2,159.37	to	212.51	85,585	1.81%	27.30%	to	27.11%
2012	0.60%	to	0.75%	349	1,696.22	to	167.18	278,885	1.83%	21.19%	to	21.00%
2011	0.60%	to	0.75%	274	1,399.70	to	138.16	69,543	3.28%	-17.43%	to	-17.55%
VT Voyager Fund: Class IB (PVTVB)
2015	0.60%	to	0.75%	1,427	2,350.24	to	230.60	402,544	1.18%	-6.67%	to	-6.81%
2014	0.60%	to	0.75%	1,835	2,518.32	to	247.46	535,231	0.70%	9.06%	to	8.90%
2013	0.60%	to	0.75%	2,616	2,309.01	to	227.24	935,631	0.75%	42.87%	to	42.65%
2012	0.60%	to	0.75%	3,332	1,616.21	to	159.29	725,332	0.34%	13.54%	to	13.37%
2011	0.60%	to	0.75%	3,887	1,423.43	to	140.50	733,055	0.00%	-18.34%	to	-18.46%
VI American Franchise Fund - Series I Shares (ACEG)
2015	0.60%	to	0.75%	1,624	1,521.89	to	151.35	272,084	0.00%	4.38%	to	4.22%
2014	0.60%	to	0.75%	1,798	1,458.04	to	145.22	287,427	0.04%	7.79%	to	7.63%
2013	0.60%	to	0.75%	1,685	1,352.66	to	134.93	252,871	0.42%	39.30%	to	39.09%
2012	0.60%	to	0.75%	2,435	971.05	to	97.01	258,093	0.00%	-2.89%	to	-2.99%	****

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT-1 NOTES TO FINANCIAL STATEMENTS December 31, 2015

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***			Inception Date****
VI Value Opportunities Fund - Series I Shares (AVBVI)
2015	0.60%	to	0.75%	194	$1,826.87	to	$179.25	$178,297	2.82%	-10.94%	to	-11.07%
2014	0.60%	to	0.75%	88	2,051.30	to	201.57	174,763	1.44%	5.98%	to	5.82%
2013	0.60%	to	0.75%	87	1,935.53	to	190.48	163,156	1.45%	32.95%	to	32.76%
2012	0.60%	to	0.75%	123	1,455.78	to	143.48	171,330	1.54%	17.00%	to	16.82%
2011	0.60%	to	0.75%	178	1,244.28	to	122.82	154,194	0.91%	-3.63%	to	-3.77%
Health Sciences Portfolio - II (TRHS2)
2015	0.65%	to	0.75%	8,786	329.32	to	327.46	2,886,811	0.00%	11.74%	to	11.63%
2014	0.65%	to	0.75%	5,939	294.71	to	293.34	1,747,073	0.00%	30.37%	to	30.24%
2013	0.65%	to	0.75%	4,669	226.05	to	225.23	1,053,813	0.00%	49.54%	to	49.39%
2012	0.65%	to	0.75%	2,837	151.17	to	150.77	428,264	0.00%	30.15%	to	30.02%
2011	0.65%	to	0.75%	2,487	116.15	to	115.96	288,865	0.00%	9.67%	to	9.56%
VIP Trust - Unconstrained Emerging Markets Bond Fund - Initial Class (VWBF)
2015	0.60%	to	0.75%	12,101	2,119.39	to	205.16	3,821,264	6.87%	-13.61%	to	-13.74%
2014	0.60%	to	0.75%	13,872	2,453.20	to	237.83	5,095,906	5.20%	1.57%	to	1.42%
2013	0.60%	to	0.75%	15,275	2,415.21	to	234.50	5,773,885	2.35%	-9.71%	to	-9.85%
2012	0.60%	to	0.75%	16,797	2,675.00	to	260.12	7,188,903	1.14%	4.92%	to	4.76%
2011	0.60%	to	0.75%	5,692	2,549.64	to	248.30	3,122,901	8.07%	7.49%	to	7.33%
VIP Trust Emerging Markets Fund - Initial Class (VWEM)
2015	0.60%	to	0.75%	42,148	2,852.55	to	276.96	17,670,341	0.55%	-14.51%	to	-14.63%
2014	0.60%	to	0.75%	44,943	3,336.58	to	324.44	22,191,119	0.52%	-1.01%	to	-1.16%
2013	0.60%	to	0.75%	49,935	3,370.63	to	328.25	24,844,261	1.54%	11.35%	to	11.18%
2012	0.60%	to	0.75%	54,894	3,027.06	to	295.23	24,594,686	0.00%	29.03%	to	28.84%
2011	0.60%	to	0.75%	24,664	2,346.01	to	229.15	10,687,721	1.09%	-26.18%	to	-26.29%
VIP Trust Global Hard Assets Fund - Initial Class (VWHA)
2015	0.60%	to	0.75%	14,384	2,597.25	to	251.42	5,475,675	0.03%	-33.84%	to	-33.94%
2014	0.60%	to	0.75%	15,713	3,926.00	to	380.61	9,164,631	0.09%	-19.59%	to	-19.71%
2013	0.60%	to	0.75%	18,454	4,882.31	to	474.04	13,429,427	0.72%	9.87%	to	9.71%
2012	0.60%	to	0.75%	21,830	4,443.60	to	432.09	14,876,388	0.77%	2.77%	to	2.61%
2011	0.60%	to	0.75%	5,489	4,323.98	to	421.09	5,698,184	1.23%	-16.95%	to	-17.07%
Variable Insurance Fund - Equity Income Portfolio (VVEI)
2015			0.95%	10,788			266.31	2,872,976	2.95%			-0.10%
2014			0.95%	12,593			266.59	3,357,109	2.29%			10.35%
2013			0.95%	11,279			241.57	2,724,702	2.38%			28.82%
2012			0.95%	11,391			187.53	2,136,187	2.35%			12.33%
2011			0.95%	11,192			166.95	1,868,552	2.30%			9.23%
Variable Insurance Fund - High Yield Bond Portfolio (VVHYB)
2015			0.95%	7,669			199.33	1,528,645	4.92%			-2.51%
2014			0.95%	7,529			204.46	1,539,356	5.05%			3.42%
2013			0.95%	7,587			197.70	1,499,948	5.08%			3.36%
2012			0.95%	7,044			191.27	1,347,324	5.31%			13.21%
2011			0.95%	7,317			168.95	1,236,200	7.27%			5.93%
Variable Insurance Fund - Mid-Cap Index Portfolio (VVMCI)
2015			0.95%	15,345			333.68	5,120,259	1.19%			-2.37%
2014			0.95%	15,447			341.77	5,279,253	0.93%			12.52%
2013			0.95%	16,254			303.74	4,936,969	1.06%			33.65%
2012			0.95%	16,798			227.26	3,817,486	1.12%			14.72%
2011			0.95%	16,665			198.10	3,301,349	1.00%			-2.96%
Variable Insurance Fund - Total Bond Market Index Portfolio (VVHGB)
2015			0.95%	9,218			152.31	1,403,979	2.24%			-0.61%
2014			0.95%	9,123			153.25	1,398,107	2.43%			4.89%
2013			0.95%	9,053			146.11	1,322,691	2.48%			-3.21%
2012			0.95%	8,223			150.96	1,241,309	2.67%			3.04%
2011			0.95%	7,895			146.50	1,156,652	3.33%			6.64%
Variable Insurance Portfolios - Asset Strategy (WRASP)
2015			0.75%	1,822			148.62	270,790	0.35%			-9.03%
2014			0.75%	1,849			163.38	302,085	0.47%			-5.97%
2013			0.75%	2,170			173.76	377,049	1.34%			24.20%
2012			0.75%	2,356			139.90	329,612	1.23%			18.28%
2011			0.75%	2,529			118.28	299,125	1.17%			-7.90%
Advantage VT Discovery Fund (SVDF)
2015	0.60%	to	0.75%	4,903	1,448.08	to	141.44	1,227,904	0.00%	-2.05%	to	-2.20%
2014	0.60%	to	0.75%	4,867	1,478.42	to	144.62	1,428,128	0.00%	-0.25%	to	-0.40%
2013	0.60%	to	0.75%	4,876	1,482.06	to	145.20	1,515,294	0.01%	42.94%	to	42.73%
2012	0.60%	to	0.75%	5,359	1,036.83	to	101.73	1,206,290	0.00%	17.03%	to	16.85%
2011	0.60%	to	0.75%	5,045	885.96	to	87.06	1,085,431	0.00%	-0.18%	to	-0.33%

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT-1 NOTES TO FINANCIAL STATEMENTS December 31, 2015

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***			Inception Date****
Advantage VT Opportunity Fund - Class 2 (SVOF)
2015	0.60%	to	0.75%	440	$2,237.75	to	$218.57	$409,364	0.13%	-3.66%	to	-3.81%
2014	0.60%	to	0.75%	515	2,322.86	to	227.23	466,994	0.06%	9.76%	to	9.60%
2013	0.60%	to	0.75%	563	2,116.25	to	207.33	464,362	0.20%	29.90%	to	29.70%
2012	0.60%	to	0.75%	760	1,629.18	to	159.85	430,213	0.10%	14.83%	to	14.66%
2011	0.60%	to	0.75%	1,059	1,418.78	to	139.42	443,324	0.14%	-6.08%	to	-6.22%
Advantage VT Small Cap Growth Fund - Class 2 (WFVSCG)
2015			0.75%	686			234.55	160,900	0.00%			-3.61%
2014			0.75%	592			243.33	144,050	0.00%			-2.61%
2013			0.75%	727			249.85	181,641	0.00%			49.11%
2012			0.75%	825			167.56	138,240	0.00%			7.06%
2011			0.75%	654			156.51	102,357	0.00%			-5.31%
Global Securities Fund/VA - Class 3 (obsolete) (OVGS3)
2013	0.65%	to	0.75%	48,475	214.97	to	212.90	10,338,914	1.36%	26.51%	to	26.39%
2012	0.65%	to	0.75%	51,652	169.92	to	168.46	8,716,023	2.11%	20.44%	to	20.32%
2011	0.65%	to	0.75%	54,728	141.08	to	140.01	7,674,076	1.25%	-8.86%	to	-8.95%
Janus Aspen Series - Global Technology Portfolio - Service II Shares (obsolete) (JAGTS2)
2011	0.65%	to	0.75%	4,554	147.46	to	146.33	668,411	0.00%	-9.40%	to	-9.49%
Janus Aspen Series - Overseas Portfolio - Service II Shares (obsolete) (JAIGS2)
2011	0.65%	to	0.75%	27,919	196.42	to	194.93	5,465,606	0.37%	-32.77%	to	-32.84%
Templeton Developing Markets Securities Fund - Class 3 (obsolete) (FTVDM3)
2013	0.65%	to	0.75%	10,439	180.72	to	179.16	1,876,328	1.80%	-1.61%	to	-1.71%
2012	0.65%	to	0.75%	12,320	183.69	to	182.29	2,254,464	1.42%	12.42%	to	12.31%
2011	0.65%	to	0.75%	13,552	163.39	to	162.31	2,206,891	0.97%	-16.40%	to	-16.49%
Templeton Global Bond Securities Fund - Class 3 (obsolete) (FTVGI3)
2013	0.65%	to	0.75%	13,746	195.67	to	193.98	2,675,560	4.78%	0.98%	to	0.88%
2012	0.65%	to	0.75%	14,340	193.78	to	192.30	2,766,107	6.21%	14.31%	to	14.20%
2011	0.65%	to	0.75%	14,830	169.51	to	168.39	2,503,594	5.53%	-1.47%	to	-1.57%
Investors Growth Stock Series - Initial Class (obsolete) (MIGIC)
2014	0.60%	to	0.75%	3,375	2,501.78	to	245.84	1,118,050	0.53%	10.79%	to	10.62%
2013	0.60%	to	0.75%	3,336	2,258.21	to	222.24	1,010,629	0.62%	29.51%	to	29.32%
2012	0.60%	to	0.75%	3,325	1,743.63	to	171.85	749,217	0.43%	16.27%	to	16.10%
2011	0.60%	to	0.75%	3,814	1,499.62	to	148.03	760,341	0.58%	-0.02%	to	-0.17%
VIP High Income Portfolio - Initial Class R (obsolete) (FHIPR)
2014	0.65%	to	0.75%	33,559	147.60	to	146.47	4,936,446	5.62%	0.52%	to	0.42%
2013	0.65%	to	0.75%	35,737	146.83	to	145.86	5,231,796	5.84%	5.28%	to	5.18%
2012	0.65%	to	0.75%	35,561	139.47	to	138.68	4,947,153	5.82%	13.56%	to	13.44%
2011	0.65%	to	0.75%	34,624	122.82	to	122.24	4,243,592	6.60%	3.37%	to	3.27%
Federated NVIT High Income Bond Fund - Class III (obsolete) (HIBF3)
2013	0.65%	to	0.75%	8,986	172.06	to	170.58	1,538,147	5.82%	6.24%	to	6.14%
2012	0.65%	to	0.75%	11,845	161.95	to	160.71	1,910,949	8.66%	13.96%	to	13.85%
2011	0.65%	to	0.75%	11,223	142.10	to	141.16	1,589,889	8.36%	3.14%	to	3.03%
NVIT Emerging Markets Fund - Class III (obsolete) (GEM3)
2013	0.60%	to	0.75%	13,892	747.75	to	213.96	3,098,961	1.15%	0.15%	to	0.00%
2012	0.60%	to	0.75%	14,607	746.63	to	213.96	3,248,997	0.49%	16.53%	to	16.36%
2011	0.60%	to	0.75%	15,812	640.71	to	183.88	3,021,577	0.68%	-22.86%	to	-22.97%
NVIT International Equity Fund - Class III (obsolete) (GIG3)
2013			0.75%	966			112.91	109,068	0.55%			16.93%
2012			0.75%	1,069			96.56	103,219	0.93%			14.71%
2011			0.75%	942			84.17	79,291	0.84%			-15.83%	****
VIP Overseas Portfolio - Initial Class R (obsolete) (FOPR)
2014	0.60%	to	0.75%	105,266	1,664.79	to	163.84	20,499,435	1.30%	-8.65%	to	-8.78%
2013	0.60%	to	0.75%	110,788	1,822.36	to	179.61	23,651,848	1.38%	29.67%	to	29.48%
2012	0.60%	to	0.75%	121,485	1,405.38	to	138.72	20,255,400	1.97%	19.99%	to	19.81%
2011	0.60%	to	0.75%	132,941	1,171.26	to	115.79	18,476,259	1.36%	-17.64%	to	-17.76%
VIP Overseas Portfolio - Service Class R (obsolete) (FOSR)
2014			0.75%	18,885			162.14	3,062,099	1.27%			-8.86%
2013			0.75%	18,085			177.91	3,217,547	1.33%			29.33%
2012			0.75%	18,258			137.57	2,511,689	1.94%			19.77%
2011			0.75%	18,487			114.86	2,123,467	1.33%			-17.92%
V.I. Capital Appreciation Fund - Series I (obsolete) (AVCA)
2011	0.60%	to	0.75%	2,077	1,203.93	to	118.84	265,877	0.16%	-8.46%	to	-8.60%
V.I. Capital Development Fund - Series I (obsolete) (AVCDI)
2011	0.60%	to	0.75%	6,796	1,679.41	to	165.77	1,194,915	0.00%	-7.71%	to	-7.85%
VIP Trust - Global Bond Fund - Class R1 (obsolete) (VWBFR)
2011	0.60%	to	0.75%	20,576	1,541.64	to	152.40	4,737,197	7.71%	7.49%	to	7.33%
VIP Trust - Emerging Markets Fund - Class R1 (obsolete) (VWEMR)
2011	0.60%	to	0.75%	39,908	2,180.00	to	215.51	10,827,660	1.06%	-26.20%	to	-26.31%
VIP Trust - Global Hard Assets Fund - Class R1 (obsolete) (VWHAR)
2011	0.60%	to	0.75%	26,115	3,027.95	to	299.34	10,680,333	1.19%	-16.90%	to	-17.02%

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT-1 NOTES TO FINANCIAL STATEMENTS December 31, 2015

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***			Inception Date****
NVIT Multi-Manager International Growth Fund - Class III (obsolete) (NVMIG3)
2013	0.65%	to	0.75%	14,305	$117.27	to	$116.60	$1,671,671	1.23%	20.56%	to	20.44%
2012	0.65%	to	0.75%	15,670	97.27	to	96.82	1,520,326	0.58%	15.03%	to	14.91%
2011	0.65%	to	0.75%	18,179	84.56	to	84.25	1,534,049	1.31%	-9.95%	to	-10.04%
NVIT Multi-Manager International Value Fund - Class III (obsolete) (GVDIV3)
2013	0.60%	to	0.75%	96,918	1,370.49	to	135.08	16,825,777	2.29%	20.70%	to	20.51%
2012	0.60%	to	0.75%	102,107	1,135.49	to	112.08	14,578,313	0.39%	16.53%	to	16.36%
2011	0.60%	to	0.75%	114,511	974.40	to	96.33	13,652,833	1.83%	-16.61%	to	-16.74%
High Income Fund/VA - Class 3 (obsolete) (OVHI3)
2011	0.65%	to	0.75%	12,162	28.22	to	28.09	342,112	8.77%	-2.51%	to	-2.61%
High Income Fund/VA - Non-Service Shares (obsolete) (OVHI)
2011	0.60%	to	0.75%	1,404	387.71	to	38.27	95,377	12.44%	-2.92%	to	-3.07%
VP Vista(SM) Fund - Class I (obsolete) (ACVVS1)
2013			0.75%	1			176.85	177	0.00%			29.20%
2012			0.75%	1			136.88	137	0.00%			14.75%
2011			0.75%	1			119.28	119	0.00%			-8.58%
Small-Cap Growth Portfolio - S Class Shares (obsolete) (AMFAS)
2014	0.60%	to	0.75%	2,344	2,067.10	to	203.12	576,655	0.00%	2.85%	to	2.70%
2013	0.60%	to	0.75%	2,351	2,009.78	to	197.79	551,794	0.00%	44.96%	to	44.74%
2012	0.60%	to	0.75%	2,512	1,386.42	to	136.65	394,392	0.00%	8.17%	to	8.01%
2011	0.60%	to	0.75%	2,826	1,281.72	to	126.52	468,203	0.00%	-1.65%	to	-1.80%
2015	Contract owners equity:							$1,139,725,754
2014	Contract owners equity:							$1,244,185,302
2013	Contract owners equity:							$1,278,124,928
2012	Contract owners equity:							$1,121,931,017
2011	Contract owners equity:							$1,102,530,041
*	This represents the range of annual contract expense rates of the variable account at the period end indicated and includes only those expenses that are charged through a reduction in the unit values. Excluded are expenses of the underlying mutual funds and charges made directly to contract owner accounts through the redemption of units.
**	This represents the ratio of dividends for the period indicated, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by monthly average net assets (excluding months where net assets are zero). The investment income ratio for subaccounts initially funded during the period presented has not been annualized. The ratios exclude those expenses that result in direct reductions to the contract owner accounts through reductions in unit values. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.
***	This represents the range of minimum and maximum total returns for the period indicated, including changes in the value of the underlying mutual fund, which reflects the reduction of unit values for expenses assessed. The total returns do not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total return is not annualized if the underlying mutual fund option is initially offered, funded, or both, during the period presented. Minimum and maximum ranges are not shown for underlying mutual fund options for which a single contract expense rate (product option) exists. In such cases, the total return presented is representative of all units issued and outstanding at period end.
****	Subaccounts denoted indicate the underlying mutual fund option was initially added and funded during the period presented.